HARTFORD LEADERS OUTLOOK
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
II and Series IIR of Hartford Leaders Outlook variable annuity. Please read it carefully.

Hartford Leaders Outlook variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: MAY 3, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004
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4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   5
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FEE TABLES                                                                    7
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HIGHLIGHTS                                                                   11
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GENERAL CONTRACT INFORMATION                                                 12
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  Hartford Life and Annuity Insurance Company                                12
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  The Separate Account                                                       12
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  The Funds                                                                  13
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PERFORMANCE RELATED INFORMATION                                              16
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FIXED ACCUMULATION FEATURE                                                   17
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THE CONTRACT                                                                 18
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  Purchases and Contract Value                                               18
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  Charges and Fees                                                           21
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  The Hartford's Principal First                                             23
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  Death Benefit                                                              24
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  Surrenders                                                                 32
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ANNUITY PAYOUTS                                                              33
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OTHER PROGRAMS AVAILABLE                                                     36
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OTHER INFORMATION                                                            36
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  Legal Matters                                                              37
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  More Information                                                           37
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FEDERAL TAX CONSIDERATIONS                                                   38
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     43
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           44
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APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     48
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   54
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      55
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

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                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

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6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          5%
---------------------------------------------------------
    Fourth Year                                         4%
---------------------------------------------------------
    Fifth Year                                          0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

                                          IF YOU CHOOSE  IF YOU CHOOSE
                                           THE ASSET     THE PREMIUM
                                          PROTECTION     PROTECTION
                                          DEATH BENEFIT  DEATH BENEFIT
----------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                        $30            $30
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge            1.50%          1.50%
----------------------------------------------------------------------
    Administrative Charge                        0.20%          0.20%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses                                    1.70%          1.70%
----------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    MAV/EPB Death Benefit Charge (4)             0.30%          0.30%
----------------------------------------------------------------------
    The Hartford's Principal First
     Charge                                      0.50%          0.50%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges          2.50%          2.50%
----------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in Washington or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington or Minnesota. The charge is 0.30% of the average daily Sub-Account Value.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.49%      1.94%
--------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING
FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                    TOTAL ANNUAL
                                                                    FUND OPERATING
                                                                    EXPENSES
                                             12B-1                   (BEFORE                          TOTAL
                                            DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                            AND/OR                  WAIVERS OR       FEE WAIVERS      FUND
                                MANAGEMENT  SERVICING     OTHER      EXPENSE         OR EXPENSE      OPERATING
                                 FEES        FEES         EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth
  Fund -- Series I                0.80%         N/A        0.35%         1.15%           0.00%          1.15%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund --
  Series I                        0.73%         N/A        0.31%         1.04%           0.00%          1.04%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund --
  Series I                        0.75%         N/A        0.38%         1.13%           0.00%          1.13%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund -- Series I                0.61%         N/A        0.24%         0.85%           0.00%          0.85%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
  Trends Fund -- Series I (1)     0.85%         N/A        0.45%         1.30%           0.00%          1.30%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund -- Series I                0.47%         N/A        0.29%         0.76%           0.00%          0.76%
----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth
  Fund -- Series I                0.75%         N/A        0.35%         1.10%           0.00%          1.10%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
  Fund -- Series I                0.73%         N/A        0.34%         1.07%           0.00%          1.07%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  -- Series I                     0.61%         N/A        0.24%         0.85%           0.00%          0.85%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund
  -- Series I (1)                 0.85%         N/A        0.70%         1.55%           0.25%          1.30%
----------------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund -- Class 2      0.40%        0.25%       0.02%         0.67%            N/A           0.67%
----------------------------------------------------------------------------------------------------------------
American Funds Blue Chip
  Income and Growth
  Fund -- Class 2 (2)             0.50%        0.25%       0.01%         0.76%            N/A           0.76%
----------------------------------------------------------------------------------------------------------------
American Funds Bond Fund --
  Class 2                         0.45%        0.25%       0.02%         0.72%            N/A           0.72%
----------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  Fund -- Class 2                 0.66%        0.25%       0.04%         0.95%            N/A           0.95%
----------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund --
  Class 2                         0.80%        0.25%       0.03%         1.08%            N/A           1.08%
----------------------------------------------------------------------------------------------------------------
American Funds Growth Fund --
  Class 2                         0.37%        0.25%       0.02%         0.64%            N/A           0.64%
----------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Fund -- Class 2                 0.33%        0.25%       0.01%         0.59%            N/A           0.59%
----------------------------------------------------------------------------------------------------------------
American Funds International
  Fund -- Class 2                 0.57%        0.25%       0.06%         0.88%            N/A           0.88%
----------------------------------------------------------------------------------------------------------------
American Funds New World Fund
  -- Class 2                      0.85%        0.25%       0.07%         1.17%            N/A           1.17%
----------------------------------------------------------------------------------------------------------------
Franklin Income Securities
  Fund -- Class 2 (3)(4)          0.48%        0.25%       0.03%         0.76%            N/A           0.76%
----------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth
  Securities Fund --
  Class 2 (3)(4)                  0.75%        0.25%       0.04%         1.04%            N/A           1.04%
----------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends
  Securities Fund --
  Class 2 (3)(4)(5)               0.74%        0.25%       0.03%         1.02%           0.01%          1.01%
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (4)(5)                  0.51%        0.25%       0.29%         1.05%           0.04%          1.01%
----------------------------------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund --
  Class 1 (5)                     0.42%         N/A        0.25%         0.67%           0.02%          0.65%
----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund
  -- Class IA                     0.45%         N/A        0.04%         0.49%            N/A           0.49%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  -- Initial Class (6)(7)(8)      0.75%         N/A        0.19%         0.94%           0.04%          0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series --
  Initial Class (6)               0.75%         N/A        0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series --
  Initial Class (6)(7)(8)         1.00%         N/A        0.94%         1.94%           0.79%          1.15%
----------------------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    TOTAL ANNUAL
                                                                    FUND OPERATING
                                                                    EXPENSES
                                             12B-1                   (BEFORE                          TOTAL
                                            DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                            AND/OR                  WAIVERS OR       FEE WAIVERS      FUND
                                MANAGEMENT  SERVICING     OTHER      EXPENSE         OR EXPENSE      OPERATING
                                 FEES        FEES         EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------

MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class (6)     0.75%         N/A        0.13%         0.88%            N/A           0.88%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series --
  Initial Class (6)               0.75%         N/A        0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series -- Initial
  Class (6)(7)(8)                 0.75%         N/A        0.15%         0.90%           0.00%          0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series -- Initial
  Class (6)                       0.75%         N/A        0.15%         0.90%            N/A           0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial
  Class (6)                       0.90%         N/A        0.14%         1.04%            N/A           1.04%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class (6)               0.75%         N/A        0.09%         0.84%            N/A           0.84%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Value Series -- Initial
  Class (6)(7)(8)                 0.75%         N/A        0.43%         1.18%           0.28%          0.90%
----------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities
  Fund -- Class 2 (4)             0.80%        0.25%       0.24%         1.29%            N/A           1.29%
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2 (4)                  0.60%        0.25%       0.20%         1.05%            N/A           1.05%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund -- Class 1      1.25%         N/A        0.30%         1.55%            N/A           1.55%
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
  Fund -- Class 2 (4)             0.69%        0.25%       0.22%         1.16%           0.04%          1.12%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund -- Class 2 (3)(4)          0.81%        0.25%       0.07%         1.13%            N/A           1.13%
----------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds univested cash. This expense limitation agreement is in effect through April 30, 2005.

(2) Capital Research and Management Company voluntarily reduced fees for investment advisory services. With this fee waiver, the Total Annual Fund Operating Expense for this Fund would be 0.74%.

(3) The Fund's administration fee is paid indirectly through the management fee.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.

(6) Each series of the MFS Variable Insurance Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend dispursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, net "Total Annual Fund Operating Expenses" would be lower for certain series and would equal: 0.86% for MFS-Registered Trademark- Emerging Growth Series; 0.87% for MFS-Registered Trademark- Investors Growth Stock Series; and 1.03% for MFS-Registered Trademark- New Discovery Series.

(7) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are 0.15% and the series is reimbursing MFS). This agreement will continue until at least December 30, 2004.

(8) The reimbursement arrangement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series. Except for MFS-Registered Trademark- Global Equity Series which will terminate on or before May 1, 2004, and MFS-Registered Trademark- Value Series which will terminate on or before January 1, 2005.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $1,126
---------------------------------------------------------
3 years                                             $1,871
---------------------------------------------------------
5 years                                             $2,331
---------------------------------------------------------
10 years                                            $4,706
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 455
---------------------------------------------------------
3 years                                             $1,386
---------------------------------------------------------
5 years                                             $2,323
---------------------------------------------------------
10 years                                            $4,698
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 463
---------------------------------------------------------
3 years                                             $1,394
---------------------------------------------------------
5 years                                             $2,331
---------------------------------------------------------
10 years                                            $4,706
---------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       5%
----------------------------------------------
         4                       4%
----------------------------------------------
     5 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount.

X Premium Payments or earnings that have been in your Contract for more than four years.

X  Distributions made due to death.

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy.

X  Most payments we make to you as part of your Annuity Payout.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            7/17/03        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/01/03       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    1/09/04       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds. H.S. Dent Advisors, Inc. is the subadvisor to the AIM V.I. Dent Demographic Trends Fund.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford or its affiliates. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment manager to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Income Securities Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Fund, and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Franklin Rising Dividends Securities Fund is Franklin Advisory Services, LLC, located at One Parker Plaza, Fort Lee, New Jersey, 07024. The investment manager of Mutual Shares Securities Fund and Mutual Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The investment goals of each of the Funds are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign over-the-counter market.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation by normally investing at least 80% of its net assets in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-Registered Trademark- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-Registered Trademark- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing
Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your registered representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first 3 Contract Years. If you purchase you Contract in Oregon, we will accept subsequent Premium Payments only during the first
6 Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the

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                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, we currently do not have the ability to restrict transfers into the Hartford Money Market HLS Fund with respect to certain owners of older Contracts issued by us. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program. If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest value of your total amount in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to the largest of your total previous transfers from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer

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                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       5%
----------------------------------------------
         4                       4%
----------------------------------------------
     5 or more                   0%
----------------------------------------------

SURRENDER ORDER -- During the first four Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the fourth Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than four years and then from Premium Payments invested for less than four years. Only Premium Payments invested for less than four years are subject to a Contingent Deferred Sales Charge.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first four years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive

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22
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  any applicable Contingent Deferred Sales Charge for withdrawals up to that
  Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------
Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value; or
Death Benefit   No extra charge.                                          X Contract Value PLUS 25% of the total Premium Payments
                If you do not elect a Death Benefit, we will issue your     excluding any subsequent Premium Payments we receive
                Contract with the Asset Protection Death Benefit.           within 12 months of death or after death. Premium
                                                                            Payments are adjusted for any partial Surrenders; or
                                                                          X Contract Value PLUS 25% of your Maximum Anniversary
                                                                            Value excluding any subsequent Premium Payments we
                                                                            receive within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value; or
Death Benefit   No extra charge.                                          X Total Premium Payments you have made to us minus an
                You cannot choose this Death Benefit if either you or       adjustment for any partial Surrenders.
                your Annuitant are 76 years old or older.
----------------------------------------------------------------------------------------------------------------------------------

OPTIONAL DEATH
BENEFIT                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                May elect in addition to either the Asset Protection        adjusted for any partial Surrenders;
                Death Benefit or the Premium Protection Death Benefit.    X Your Maximum Anniversary Value; or
                The Death Benefit will be the same regardless of whether  X The Earnings Protection Benefit.
                you elect the Asset Protection Death Benefit or the       If you elect this Death Benefit with the Premium
                Premium Protection Death Benefit.                         Protection Death Benefit, your Death Benefit will be the
                You cannot choose this Death Benefit by itself.           greatest of:
                You cannot choose this Death Benefit if you or your       X The Premium Protection Death Benefit described above;
                Annuitant are 76 years old or older.                      X Your Maximum Anniversary Value; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value or                                           Contract Value equals $115,000.
--------------------------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium Payments       $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
  excluding any subsequent Premium Payments we receive
  within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum Anniversary Value   $115,000 + [25% ($150,000)] = $152,500.
  excluding any subsequent Premium Payments we receive
  within 12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value;                                             - Contract Value is $115,000,
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us, adjusted for    - Total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders
                                                                [$100,000 - $8,000 = $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                             - Your Maximum Anniversary Value is $150,000.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY
VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value; or                                          $115,000
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value; or
  adjustment for any partial Surrenders;
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                          - The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------

Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit                         Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 X 40%
                                                                                                = $6,000] + $115,000
                                                                                                =$121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X 40%
                                = $6,000] + $115,000
                                =$121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON OR MINNESOTA

The optional Death Benefit is different for Contracts issued in Washington or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment

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30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Telephone Surrender instructions received before the close of the New York Stock
Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

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LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

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- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of

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Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

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FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

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 iii. Any amount received or deemed received prior to the Annuity Commencement
      Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

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    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

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- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Services issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions also are available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25%
  ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payment is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.946(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.117
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,602
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.938(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.104
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        571
----------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.011(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.176
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     25,644
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.003(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.163
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,699
----------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.947(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.062
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,557
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.940(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.050
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        640
----------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.016(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.187
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,869
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.007(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.174
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,503
----------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.001(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.160
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,221
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.993(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        515
----------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.087(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.070
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     31,448
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.078(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.057
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,875
----------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.964(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.157
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,233
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.956(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.144
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        547
----------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.103(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.260
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     19,586
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.094(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.245
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,556
----------------------------------------------------------------

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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.872(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.983
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,804
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.865(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.972
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,648
----------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.286(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.782
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         27
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.282(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.768
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         14
----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.460(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.467
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,328
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.124(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.057
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,072
----------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.784(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.912
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     94,254
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.778(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.901
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,628
----------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 11.775(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.155
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,410
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.036(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.377
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        742
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.736(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.184
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,677
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.530(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.325
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        360
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.481(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.636
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,829
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.627(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.452
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        171
----------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.248(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.219
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     30,880
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.832(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.166
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,596
----------------------------------------------------------------

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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.367(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.891
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     22,985
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.110(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.553
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,742
----------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.958(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.522
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,448
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.682(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.662
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        360
----------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.025(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.323
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        649
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.414(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.766
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         94
----------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.455(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.946
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,539
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.390(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.827
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        587
----------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.137(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.322
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        435
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.081(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.219
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         42
----------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.473(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.075
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,340
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.466(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.022
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        356
----------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.300(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.397
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,370
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.002(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.824
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        356
----------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 11.958(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.718
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,620
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.263(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.993
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        212
----------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.026(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.020
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     32,704
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.065(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.054
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,490
----------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.075(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.719
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,463
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.604(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.414
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         67
----------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  3.952(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.437
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,079
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.845(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.537
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        164
----------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.992(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.270
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        158
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.693(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.046
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.105(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.962
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,749
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.852(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.648
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        271
----------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.151(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.602
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,983
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.468(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.007
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         78
----------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.709(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.475
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,714
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.682(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.418
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        159
----------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.809(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.617
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,361
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.402(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.121
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        457
----------------------------------------------------------------

                                                                              63
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--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.341(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.556
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,753
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.444(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.212
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         90
----------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.261(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.034
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,862
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.677(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.438
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        768
----------------------------------------------------------------
MFS VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.604(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.214
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        204
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.597(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.161
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         53
----------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.542(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.402
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        359
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.536(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.348
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         74
----------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.357(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.776
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      7,652
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.634(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.045
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        589
----------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.273(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.497
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        350
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.587(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.187
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         57
----------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.102(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.680
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,781
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.304(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.894
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        229
----------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.811(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.592
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,366
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.789(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.526
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        251
----------------------------------------------------------------

(a) Inception date June 2, 2003.

(b) Inception date November 3, 2003.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II and Series IIR of Hartford Leaders Outlook variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
              SERIES II AND SERIES IIR OF HARTFORD LEADERS OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $357,467,609; 2002: $193,193,492; and 2001: $93,125,104.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.946(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.117
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,602
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.941(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.109
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,744
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.940(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.108
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      9,946
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.938(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.104
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        571
----------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.011(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.176
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     25,644
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.005(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.168
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     24,695
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.005(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.167
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     46,113
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.003(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.163
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,699
----------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.947(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.062
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,557
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.942(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.055
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      6,008
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.942(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.054
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,735
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.940(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.050
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        640
----------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.016(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.187
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,869
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.010(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.179
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,862
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.009(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.178
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      7,297
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.007(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.174
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,503
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.001(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.160
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,221
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.996(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.152
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,031
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.995(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.151
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,118
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.993(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        515
----------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.087(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.070
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     31,448
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.081(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.062
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     34,186
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.081(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.061
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     58,105
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.078(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.057
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,875
----------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.964(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.157
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,233
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.959(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.149
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,318
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.958(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.148
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,054
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.956(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.144
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        547
----------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.103(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.260
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     19,586
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.097(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.251
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     22,447
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.097(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.250
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     52,140
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.094(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.245
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,556
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.872(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.983
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,804
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.868(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.977
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     14,142
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.867(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.975
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     20,577
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.865(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.972
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,648
----------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.286(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.782
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         27
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.284(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.775
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         19
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.284(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.774
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         37
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.282(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.768
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         14
----------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.460(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.467
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,328
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.151(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.107
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,216
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.378(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.356
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     19,605
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.124(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.057
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,072
----------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.784(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.912
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     94,254
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.780(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.905
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     77,474
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.779(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.904
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                    215,327
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.778(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.901
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,628
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 11.775(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.155
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,410
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 12.072(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.439
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,817
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.674(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.025
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,954
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.036(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.377
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        742
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.736(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.184
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,677
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.555(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.376
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,976
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.678(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.097
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      7,595
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.530(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.325
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        360
----------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.481(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.636
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,829
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.652(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.509
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,024
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.424(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.543
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,228
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.627(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.452
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        171
----------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.248(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.219
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     30,880
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.858(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.217
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     18,446
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.194(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.142
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     63,015
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.832(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.166
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,596
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.367(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.891
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     22,985
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.137(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.605
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     18,549
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.286(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.775
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     39,310
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.110(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.553
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,742
----------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.958(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.522
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,448
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.705(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.710
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,967
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.907(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.442
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,730
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.682(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.662
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        360
----------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.025(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.323
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        649
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.442(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.824
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        467
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.947(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.202
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        997
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.414(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.766
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         94
----------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.455(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.946
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,539
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.421(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.886
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,557
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.415(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.876
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,186
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.390(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.827
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        587
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.137(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.322
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        435
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.107(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.270
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        448
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.102(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.262
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        844
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.081(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.219
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         42
----------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.473(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.075
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,340
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.470(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.051
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,211
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.469(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.047
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,193
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.466(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.022
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        356
----------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.300(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.397
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,370
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.028(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.877
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,748
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.254(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.329
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,676
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.002(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.824
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        356
----------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 11.958(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.718
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,620
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 12.299(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 13.058
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,229
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.855(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.582
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,991
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.263(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.993
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        212
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.026(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.020
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     32,704
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.068(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.060
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     28,160
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.018(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.009
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     51,143
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.065(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.054
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,490
----------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.075(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.719
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,463
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.623(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.451
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        500
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.031(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.658
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,162
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.604(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.414
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         67
----------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  3.952(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.437
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,079
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  5.862(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.570
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        536
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  3.918(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.390
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,654
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.845(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.537
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        164
----------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.992(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.270
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        158
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.719(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.097
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        218
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.923(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.172
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        306
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.693(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.046
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.105(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.962
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,749
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.881(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.700
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,318
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.017(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.845
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,994
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.852(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.648
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        271
----------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.151(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.602
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,983
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.487(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.042
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        986
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.106(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.542
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,204
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.468(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.007
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         78
----------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.709(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.475
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,714
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.702(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.455
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,402
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.651(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.396
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,080
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.682(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.418
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        159
----------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.809(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.617
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,361
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  4.415(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,843
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.768(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.557
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,971
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.402(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.121
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        457
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.341(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.556
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,753
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.472(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.267
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,010
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.286(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.476
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,575
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.444(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.212
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         90
----------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.261(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.034
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,862
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.708(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.495
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      6,700
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.172(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.916
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     13,537
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.677(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.438
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        768
----------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.604(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.214
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        204
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.601(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.189
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        216
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.600(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.185
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        439
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.597(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.161
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         53
----------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.542(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.402
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        359
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.539(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.377
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        323
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.539(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.373
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        745
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.536(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.348
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         74
----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.357(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.776
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      7,652
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.665(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.105
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,838
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.267(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.650
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     14,025
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.634(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.045
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        589
----------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.273(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.497
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        350
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.609(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.237
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        315
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.192(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.364
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        551
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.587(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.187
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         57
----------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.102(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.680
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,781
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.326(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.938
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,301
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.040(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.587
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,761
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.304(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.894
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        229
----------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.811(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.592
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,366
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.815(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.578
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,385
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.735(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.479
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,824
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.789(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.526
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        251
----------------------------------------------------------------

(a) Inception date June 2, 2003.

(b) Inception date November 3, 2003.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") comprising the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Money Market HLS Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Jennison International Growth Portfolio, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, Wells Fargo Small Cap Growth Fund, (collectively the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003, for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....    3,147,216     18,384,948      6,588,829
                           ===========   ============    ===========
    Cost.................  $28,213,914   $165,964,861    $38,324,422
                           ===========   ============    ===========
    Market Value.........  $33,329,015   $195,983,541    $43,288,603
Due from Hartford
 Life and Annuity
 Insurance Company.......      --             394,662         43,824
Receivable from fund
 shares sold.............       11,199       --              --
Other assets.............           21             51             22
                           -----------   ------------    -----------
Total Assets.............   33,340,235    196,378,254     43,332,449
                           -----------   ------------    -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....       11,199       --              --
  Payable for fund shares
   purchased.............      --             394,662         43,824
  Other liabilities......      --            --              --
                           -----------   ------------    -----------
  Total Liabilities......       11,199        394,662         43,824
                           -----------   ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $33,329,036   $195,983,592    $43,288,625
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V. I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       1,717,507        4,556,586      20,528,299         598,033       17,011,536        3,604,264
                              ===========      ===========    ============      ==========     ============      ===========
    Cost.................     $31,785,181      $20,850,895    $252,649,955      $8,132,260     $177,352,093      $65,689,143
                              ===========      ===========    ============      ==========     ============      ===========
    Market Value.........     $36,548,554      $23,739,812    $251,061,096      $9,592,454     $205,159,121      $72,914,253
Due from Hartford
 Life and Annuity
 Insurance Company.......          63,795           65,375          30,735          13,691          373,975          186,570
Receivable from fund
 shares sold.............        --                --             --               --              --               --
Other assets.............              23               16        --                    17              121               25
                              -----------      -----------    ------------      ----------     ------------      -----------
Total Assets.............      36,612,372       23,805,203     251,091,831       9,606,162      205,533,217       73,100,848
                              -----------      -----------    ------------      ----------     ------------      -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....        --                --             --               --              --               --
  Payable for fund shares
   purchased.............          63,795           65,375          30,735          13,691          373,975          186,570
  Other liabilities......        --                --                  253         --              --               --
                              -----------      -----------    ------------      ----------     ------------      -----------
  Total Liabilities......          63,795           65,375          30,988          13,691          373,975          186,570
                              -----------      -----------    ------------      ----------     ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $36,548,577      $23,739,828    $251,060,843      $9,592,471     $205,159,242      $72,914,278
                              ===========      ===========    ============      ==========     ============      ===========


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                            SUB-ACCOUNT (A)
                           ------------------
ASSETS:
  Investments:
    Number of Shares.....         111,246
                               ==========
    Cost.................      $1,230,338
                               ==========
    Market Value.........      $1,265,985
Due from Hartford
 Life and Annuity
 Insurance Company.......          57,829
Receivable from fund
 shares sold.............        --
Other assets.............        --
                               ----------
Total Assets.............       1,323,814
                               ----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....        --
  Payable for fund shares
   purchased.............          57,829
  Other liabilities......        --
                               ----------
  Total Liabilities......          57,829
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,265,985
                               ==========

(a)  From inception, October 16, 2003 to December 31, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
ASSETS:
  Investments:
    Number of Shares.....        64,725,246           83,071,479       64,729,874
                               ============         ============     ============
    Cost.................      $869,092,458         $667,810,133     $680,534,315
                               ============         ============     ============
    Market Value.........      $939,163,313         $777,549,044     $729,505,676
Due from Hartford
 Life and Annuity
 Insurance Company.......         1,382,862            1,557,304          211,860
Receivable from fund
 shares sold.............         --                    --               --
Other assets.............         --                          72         --
                               ------------         ------------     ------------
Total Assets.............       940,546,175          779,106,420      729,717,536
                               ------------         ------------     ------------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....         --                    --               --
  Payable for fund shares
   purchased.............         1,382,862            1,557,304          211,860
  Other liabilities......                 3             --                     33
                               ------------         ------------     ------------
  Total Liabilities......         1,382,865            1,557,304          211,893
                               ------------         ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $939,163,310         $777,549,116     $729,505,643
                               ============         ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND    GROWTH FUND     GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ------------------  ------------------  --------------
ASSETS:
  Investments:
    Number of Shares.....       19,225,926          41,482,845         64,746,067         23,490,118        6,102,756
                              ============      ==============     ==============       ============      ===========
    Cost.................     $276,918,711      $1,833,571,709     $1,947,609,545       $333,617,311      $61,825,827
                              ============      ==============     ==============       ============      ===========
    Market Value.........     $293,195,361      $1,887,469,452     $2,167,698,304       $314,767,574      $72,866,901
Due from Hartford
 Life and Annuity
 Insurance Company.......          181,441           2,902,794          2,222,395            232,880          --
Receivable from fund
 shares sold.............        --                  --                 --                 --                  26,462
Other assets.............               20           --                 --                 --                       2
                              ------------      --------------     --------------       ------------      -----------
Total Assets.............      293,376,822       1,890,372,246      2,169,920,699        315,000,454       72,893,365
                              ------------      --------------     --------------       ------------      -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....        --                  --                 --                 --                  26,462
  Payable for fund shares
   purchased.............          181,441           2,902,794          2,222,395            232,880          --
  Other liabilities......        --                        137                  4                 22          --
                              ------------      --------------     --------------       ------------      -----------
  Total Liabilities......          181,441           2,902,931          2,222,399            232,902           26,462
                              ------------      --------------     --------------       ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $293,195,381      $1,887,469,315     $2,167,698,300       $314,767,552      $72,866,903
                              ============      ==============     ==============       ============      ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT           SUB-ACCOUNT (B)
                           -------------------  -------------------------
ASSETS:
  Investments:
    Number of Shares.....        9,972,935               5,454,858
                              ============             ===========
    Cost.................     $127,095,860             $81,863,803
                              ============             ===========
    Market Value.........     $140,418,920             $87,768,664
Due from Hartford
 Life and Annuity
 Insurance Company.......          896,970                 670,059
Receivable from fund
 shares sold.............        --                     --
Other assets.............                7              --
                              ------------             -----------
Total Assets.............      141,315,897              88,438,723
                              ------------             -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....        --                     --
  Payable for fund shares
   purchased.............          896,970                 670,060
  Other liabilities......        --                              2
                              ------------             -----------
  Total Liabilities......          896,970                 670,062
                              ------------             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $140,418,927             $87,768,661
                              ============             ===========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     26,295,901        1,913,797       1,515,196
                            ============      ===========     ===========
    Cost.................   $330,179,770      $23,641,892     $26,875,732
                            ============      ===========     ===========
    Market Value.........   $374,190,667      $26,544,366     $35,834,393
Due from Hartford
 Life and Annuity
 Insurance Company.......      1,188,568          130,559         --
Receivable from fund
 shares sold.............       --               --                 2,980
Other assets.............       --                      2         --
                            ------------      -----------     -----------
Total Assets.............    375,379,235       26,674,927      35,837,373
                            ------------      -----------     -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....       --               --                 2,981
  Payable for fund shares
   purchased.............      1,188,568          130,559         --
  Other liabilities......             29         --               --
                            ------------      -----------     -----------
  Total Liabilities......      1,188,597          130,559           2,981
                            ------------      -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $374,190,638      $26,544,368     $35,834,392
                            ============      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL   STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND      SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                           SUB-ACCOUNT (C)    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....     15,359,398        20,873,141       41,819,990         5,042,428           8,979,897
                            ============      ============     ============       ===========        ============
    Cost.................   $246,678,038      $227,378,228     $552,804,021       $28,500,639        $100,934,113
                            ============      ============     ============       ===========        ============
    Market Value.........   $267,714,299      $253,817,387     $622,699,649       $36,002,932        $109,913,941
Due from Hartford
 Life and Annuity
 Insurance Company.......        243,855           206,139          456,744            51,899             232,169
Receivable from fund
 shares sold.............       --                --               --                --                  --
Other assets.............       --                --                     43          --                  --
                            ------------      ------------     ------------       -----------        ------------
Total Assets.............    267,958,154       254,023,526      623,156,436        36,054,831         110,146,110
                            ------------      ------------     ------------       -----------        ------------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....       --                --               --                --                  --
  Payable for fund shares
   purchased.............        243,855           206,139          456,744            51,898             232,170
  Other liabilities......              7                 5         --                --                  --
                            ------------      ------------     ------------       -----------        ------------
  Total Liabilities......        243,862           206,144          456,744            51,898             232,170
                            ------------      ------------     ------------       -----------        ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $267,714,292      $253,817,382     $622,699,692       $36,002,933        $109,913,940
                            ============      ============     ============       ===========        ============


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....           801,445           16,067,081
                                ===========         ============
    Cost.................       $14,858,927         $159,675,007
                                ===========         ============
    Market Value.........       $14,938,936         $179,790,639
Due from Hartford
 Life and Annuity
 Insurance Company.......         --                     445,784
Receivable from fund
 shares sold.............               557             --
Other assets.............         --                    --
                                -----------         ------------
Total Assets.............        14,939,493          180,236,423
                                -----------         ------------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....               557             --
  Payable for fund shares
   purchased.............         --                     445,784
  Other liabilities......                 2                    2
                                -----------         ------------
  Total Liabilities......               559              445,786
                                -----------         ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $14,938,934         $179,790,637
                                ===========         ============

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                           SUB-ACCOUNT (D)     SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
ASSETS:
  Investments:
    Number of Shares.....      1,790,065       240,332,181          5,399,770
                             ===========      ============        ===========
    Cost.................    $22,642,391      $240,332,181        $91,440,234
                             ===========      ============        ===========
    Market Value.........    $24,881,898      $240,332,181        $65,391,220
Due from Hartford
 Life and Annuity
 Insurance Company.......        299,720          --                   42,582
Receivable from fund
 shares sold.............       --                 841,714          --
Other assets.............       --                --                --
                             -----------      ------------        -----------
Total Assets.............     25,181,618       241,173,895         65,433,802
                             -----------      ------------        -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....       --                 841,714          --
  Payable for fund shares
   purchased.............        299,720          --                   42,582
  Other liabilities......              2               100                  2
                             -----------      ------------        -----------
  Total Liabilities......        299,722           841,814             42,584
                             -----------      ------------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $24,881,896      $240,332,081        $65,391,218
                             ===========      ============        ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     3,545,257      1,248,428     20,722,700        12,928,462         7,720,649     21,218,643
                            ===========    ===========   ============      ============      ============   ============
    Cost.................   $89,066,498    $12,104,271   $191,981,735      $133,585,714      $135,193,162   $133,038,357
                            ===========    ===========   ============      ============      ============   ============
    Market Value.........   $54,986,938    $13,557,931   $206,605,319      $112,606,905      $126,155,396   $131,131,212
Due from Hartford
 Life and Annuity
 Insurance Company.......        12,806        --             --                 25,238            20,377        629,321
Receivable from fund
 shares sold.............       --              51,241        802,705         --                  --             --
Other assets.............             3        --             --              --                  --                   8
                            -----------    -----------   ------------      ------------      ------------   ------------
Total Assets.............    54,999,747     13,609,172    207,408,024       112,632,143       126,175,773    131,760,541
                            -----------    -----------   ------------      ------------      ------------   ------------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....       --              51,240        802,705         --                  --             --
  Payable for fund shares
   purchased.............        12,806        --             --                 25,238            20,377        629,321
  Other liabilities......       --             --                   2                 7                 9        --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Total Liabilities......        12,806         51,240        802,707            25,245            20,386        629,321
                            -----------    -----------   ------------      ------------      ------------   ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $54,986,941    $13,557,932   $206,605,317      $112,606,898      $126,155,387   $131,131,220
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           MFS NEW DISCOVERY    MFS TOTAL       MFS VALUE
                                SERIES        RETURN SERIES      SERIES
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       7,270,980       34,821,056       1,393,501
                             ============     ============     ===========
    Cost.................    $ 97,024,102     $624,188,804     $13,525,963
                             ============     ============     ===========
    Market Value.........    $101,502,886     $681,796,270     $14,994,065
Due from Hartford
 Life and Annuity
 Insurance Company.......         131,506          563,173          31,463
Receivable from fund
 shares sold.............        --                --             --
Other assets.............        --                --             --
                             ------------     ------------     -----------
Total Assets.............     101,634,392      682,359,443      15,025,528
                             ------------     ------------     -----------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....        --                --             --
  Payable for fund shares
   purchased.............         131,506          563,173          31,463
  Other liabilities......               4                3        --
                             ------------     ------------     -----------
  Total Liabilities......         131,510          563,176          31,463
                             ------------     ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $101,502,882     $681,796,267     $14,994,065
                             ============     ============     ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           MERRILL LYNCH   MERRILL LYNCH
                           GLOBAL GROWTH  LARGE CAP GROWTH  JENNISON 20/20                         PRUDENTIAL
                             V.I. FUND       V.I. FUND      FOCUS PORTFOLIO  JENNISON PORTFOLIO  VALUE PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (E)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  ---------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      128,221          332,709          33,028             46,072            32,894
                            ==========       ==========        ========           ========          ========
    Cost.................   $1,071,212       $2,757,985        $335,380           $848,721          $511,516
                            ==========       ==========        ========           ========          ========
    Market Value.........   $1,091,164       $3,080,884        $350,097           $758,339          $571,360
Due from Hartford
 Life and Annuity
 Insurance Company.......      --              --               --                --                 --
Receivable from fund
 shares sold.............           69              158              17                 39                31
Other assets.............      --              --               --                --                 --
                            ----------       ----------        --------           --------          --------
Total Assets.............    1,091,233        3,081,042         350,114            758,378           571,391
                            ----------       ----------        --------           --------          --------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....           68              158              17                 38                31
  Payable for fund shares
   purchased.............      --              --               --                --                 --
  Other liabilities......      --              --               --                --                 --
                            ----------       ----------        --------           --------          --------
  Total Liabilities......           68              158              17                 38                31
                            ----------       ----------        --------           --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,091,165       $3,080,884        $350,097           $758,340          $571,360
                            ==========       ==========        ========           ========          ========

                           PRUDENTIAL JENNISON
                              INTERNATIONAL
                            GROWTH PORTFOLIO
                               SUB-ACCOUNT
                           -------------------
ASSETS:
  Investments:
    Number of Shares.....         1,103
                                 ======
    Cost.................        $4,745
                                 ======
    Market Value.........        $6,431
Due from Hartford
 Life and Annuity
 Insurance Company.......       --
Receivable from fund
 shares sold.............       --
Other assets.............       --
                                 ------
Total Assets.............         6,431
                                 ------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                 ------
  Total Liabilities......       --
                                 ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $6,431
                                 ======

(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                    WELLS FARGO      WELLS FARGO
                                WELLS FARGO        TOTAL RETURN        EQUITY
                           ASSET ALLOCATION FUND     BOND FUND       INCOME FUND
                              SUB-ACCOUNT (B)     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                           ---------------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....          37,194              91,192           16,787
                                 ========            ========         ========
    Cost.................        $444,370            $965,641         $238,589
                                 ========            ========         ========
    Market Value.........        $465,294            $972,109         $250,634
Due from Hartford
 Life and Annuity
 Insurance Company.......        --                    12,486          --
Receivable from fund
 shares sold.............              24             --                    15
Other assets.............        --                   --               --
                                 --------            --------         --------
Total Assets.............         465,318             984,595          250,649
                                 --------            --------         --------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....              24             --                    16
  Payable for fund shares
   purchased.............        --                    12,486          --
  Other liabilities......        --                         6          --
                                 --------            --------         --------
  Total Liabilities......              24              12,492               16
                                 --------            --------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $465,294            $972,103         $250,633
                                 ========            ========         ========

(b)  From inception, August 11, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             WELLS FARGO                       WELLS FARGO      WELLS FARGO
                               EQUITY         WELLS FARGO     INTERNATIONAL    LARGE COMPANY      WELLS FARGO
                             VALUE FUND       GROWTH FUND      EQUITY FUND      GROWTH FUND    MONEY MARKET FUND
                           SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                           ---------------  ---------------  ---------------  ---------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....       16,987             556            12,040           72,954           332,254
                              ========          ======           =======         ========          ========
    Cost.................     $132,496          $6,907           $86,889         $611,212          $332,254
                              ========          ======           =======         ========          ========
    Market Value.........     $141,675          $7,168           $91,022         $627,408          $332,254
Due from Hartford
 Life and Annuity
 Insurance Company.......      --               --               --                 1,595           --
Receivable from fund
 shares sold.............            9          --                     5          --                     19
Other assets.............      --                    1           --               --                --
                              --------          ------           -------         --------          --------
Total Assets.............      141,684           7,169            91,027          629,003           332,273
                              --------          ------           -------         --------          --------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....           10          --                     5          --                     20
  Payable for fund shares
   purchased.............      --               --               --                 1,596           --
  Other liabilities......      --               --               --               --                --
                              --------          ------           -------         --------          --------
  Total Liabilities......           10          --                     5            1,596                20
                              --------          ------           -------         --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $141,674          $7,169           $91,022         $627,407          $332,253
                              ========          ======           =======         ========          ========


                                WELLS FARGO
                           SMALL CAP GROWTH FUND
                              SUB-ACCOUNT (B)
                           ---------------------
ASSETS:
  Investments:
    Number of Shares.....          28,152
                                 ========
    Cost.................        $189,476
                                 ========
    Market Value.........        $194,248
Due from Hartford
 Life and Annuity
 Insurance Company.......             315
Receivable from fund
 shares sold.............        --
Other assets.............        --
                                 --------
Total Assets.............         194,563
                                 --------
LIABILITIES:
  Due to Hartford
   Life and Annuity
   Insurance Company.....        --
  Payable for fund shares
   purchased.............             315
  Other liabilities......        --
                                 --------
  Total Liabilities......             315
                                 --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $194,248
                                 ========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
AIM V.I. Aggressive Growth
 Fund -- Class I..............    0.95%         65,082   $ 1.136318  $        73,954
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.15%          7,776     1.131149            8,795
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.25%         19,419     1.127651           21,898
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.30%         39,502     1.127278           44,530
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.35%        216,036     1.126905          243,452
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.40%      1,885,171     1.124724        2,120,297
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.45%         19,609     1.124886           22,058
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.50%          9,929     1.124104           11,162
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.55%        276,835     1.120899          310,304
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.60%        179,705     1.119616          201,201
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.65%      1,595,210     1.118318        1,783,952
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.70%      3,602,360     1.117054        4,024,030
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.75%      2,149,380     1.115769        2,398,212
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.80%        292,550     1.114516          326,051
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.85%        458,835     1.113254          510,800
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.90%      1,026,343     1.111984        1,141,277
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.95%        102,816     1.112635          114,397
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.00%      4,744,329     1.109439        5,263,543
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.05%      9,945,988     1.108179       11,021,935
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.10%        117,635     1.110259          130,605
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.15%        264,044     1.107082          292,319
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.20%        735,138     1.106312          813,293
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.25%      1,088,935     1.105037        1,203,313
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.30%        304,225     1.104662          336,066
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.35%        571,457     1.103946          630,857
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.40%        254,591     1.102688          280,735
AIM V.I. Basic Value Fund --
 Class I......................    0.95%      1,198,408     1.196762        1,434,209
AIM V.I. Basic Value Fund --
 Class I......................    1.10%        138,293     1.192681          164,939
AIM V.I. Basic Value Fund --
 Class I......................    1.15%         97,227     1.191326          115,829
AIM V.I. Basic Value Fund --
 Class I......................    1.25%         33,717     1.187655           40,044
AIM V.I. Basic Value Fund --
 Class I......................    1.30%      1,094,016     1.187262        1,298,884
AIM V.I. Basic Value Fund --
 Class I......................    1.35%      1,546,544     1.186857        1,835,526
AIM V.I. Basic Value Fund --
 Class I......................    1.40%     13,332,717     1.184548       15,793,243
AIM V.I. Basic Value Fund --
 Class I......................    1.45%         36,538     1.184726           43,288
AIM V.I. Basic Value Fund --
 Class I......................    1.50%          9,997     1.183900           11,835
AIM V.I. Basic Value Fund --
 Class I......................    1.55%      1,690,434     1.180509        1,995,572
AIM V.I. Basic Value Fund --
 Class I......................    1.60%      2,389,186     1.179172        2,817,261
AIM V.I. Basic Value Fund --
 Class I......................    1.65%     11,005,317     1.177836       12,962,458
AIM V.I. Basic Value Fund --
 Class I......................    1.70%     25,644,424     1.176484       30,170,255
AIM V.I. Basic Value Fund --
 Class I......................    1.75%     10,756,675     1.175156       12,640,771
AIM V.I. Basic Value Fund --
 Class I......................    1.80%      1,070,316     1.173811        1,256,349
AIM V.I. Basic Value Fund --
 Class I......................    1.85%      5,338,381     1.172465        6,259,065
AIM V.I. Basic Value Fund --
 Class I......................    1.90%      4,950,937     1.171144        5,798,260
AIM V.I. Basic Value Fund --
 Class I......................    1.95%      1,009,852     1.171828        1,183,373
AIM V.I. Basic Value Fund --
 Class I......................    2.00%     24,695,395     1.168467       28,855,754
AIM V.I. Basic Value Fund --
 Class I......................    2.05%     46,113,129     1.167127       53,819,878

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Basic Value Fund --
 Class I......................    2.10%        497,778   $ 1.169339  $       582,071
AIM V.I. Basic Value Fund --
 Class I......................    2.15%      1,520,205     1.165977        1,772,524
AIM V.I. Basic Value Fund --
 Class I......................    2.20%      4,046,968     1.165155        4,715,345
AIM V.I. Basic Value Fund --
 Class I......................    2.25%      2,170,967     1.163828        2,526,632
AIM V.I. Basic Value Fund --
 Class I......................    2.30%      1,459,859     1.163439        1,698,456
AIM V.I. Basic Value Fund --
 Class I......................    2.35%      3,699,452     1.162679        4,301,274
AIM V.I. Basic Value Fund --
 Class I......................    2.40%      1,617,228     1.161366        1,878,193
AIM V.I. Blue Chip Fund --
 Class I......................    0.55%          7,456     1.090605            8,131
AIM V.I. Blue Chip Fund --
 Class I......................    0.95%        448,218     1.080693          484,386
AIM V.I. Blue Chip Fund --
 Class I......................    1.10%         28,466     1.077007           30,658
AIM V.I. Blue Chip Fund --
 Class I......................    1.15%         21,105     1.075793           22,705
AIM V.I. Blue Chip Fund --
 Class I......................    1.25%         26,507     1.072469           28,428
AIM V.I. Blue Chip Fund --
 Class I......................    1.30%         55,912     1.072103           59,944
AIM V.I. Blue Chip Fund --
 Class I......................    1.35%        319,298     1.071757          342,210
AIM V.I. Blue Chip Fund --
 Class I......................    1.40%      3,771,453     1.069686        4,034,270
AIM V.I. Blue Chip Fund --
 Class I......................    1.55%        396,562     1.066008          422,739
AIM V.I. Blue Chip Fund --
 Class I......................    1.60%        361,996     1.064801          385,453
AIM V.I. Blue Chip Fund --
 Class I......................    1.65%      2,823,198     1.063587        3,002,716
AIM V.I. Blue Chip Fund --
 Class I......................    1.70%      5,556,887     1.062384        5,903,547
AIM V.I. Blue Chip Fund --
 Class I......................    1.75%      2,438,921     1.061167        2,588,102
AIM V.I. Blue Chip Fund --
 Class I......................    1.80%        178,815     1.059967          189,538
AIM V.I. Blue Chip Fund --
 Class I......................    1.85%      1,252,932     1.058755        1,326,548
AIM V.I. Blue Chip Fund --
 Class I......................    1.90%      1,128,273     1.057553        1,193,209
AIM V.I. Blue Chip Fund --
 Class I......................    1.95%        366,444     1.058160          387,756
AIM V.I. Blue Chip Fund --
 Class I......................    2.00%      6,008,428     1.055137        6,339,715
AIM V.I. Blue Chip Fund --
 Class I......................    2.05%     11,734,905     1.053943       12,367,921
AIM V.I. Blue Chip Fund --
 Class I......................    2.10%        336,292     1.055910          355,093
AIM V.I. Blue Chip Fund --
 Class I......................    2.15%        297,838     1.052896          313,593
AIM V.I. Blue Chip Fund --
 Class I......................    2.20%      1,059,863     1.052147        1,115,132
AIM V.I. Blue Chip Fund --
 Class I......................    2.25%        485,152     1.050945          509,868
AIM V.I. Blue Chip Fund --
 Class I......................    2.30%        520,182     1.050598          546,502
AIM V.I. Blue Chip Fund --
 Class I......................    2.35%        640,214     1.049910          672,167
AIM V.I. Blue Chip Fund --
 Class I......................    2.40%        627,712     1.048719          658,294
AIM V.I. Capital Appreciation
 Fund -- Class I..............    0.95%        341,648     1.207936          412,689
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.10%         43,937     1.203819           52,892
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.15%         16,893     1.202438           20,313
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.25%         23,099     1.198725           27,689
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.30%        341,489     1.198324          409,215
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.35%        268,224     1.197922          321,311
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.40%      2,795,146     1.195608        3,341,899
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.55%        400,041     1.191523          476,659
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.60%        301,616     1.190171          358,974
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.65%      2,010,370     1.188796        2,389,920
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.70%      3,868,920     1.187465        4,594,207
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.75%      2,413,733     1.186119        2,862,975
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.80%        244,954     1.184750          290,209
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.85%        804,496     1.183406          952,046
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.90%        934,225     1.182056        1,104,306

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.95%        344,256   $ 1.182739  $       407,165
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.00%      4,862,392     1.179373        5,734,574
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.05%      7,296,598     1.178024        8,595,567
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.10%        143,803     1.180232          169,720
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.15%        223,878     1.176849          263,471
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.20%      1,097,807     1.176023        1,291,046
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.25%        156,509     1.174680          183,847
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.30%        198,742     1.174289          233,380
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.35%      1,502,854     1.173530        1,763,645
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.40%        248,132     1.172191          290,858
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    0.95%         60,057     1.180177           70,878
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.10%          6,463     1.176158            7,601
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.15%          8,422     1.174813            9,894
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.30%         87,888     1.170798          102,899
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.35%        446,864     1.170413          523,015
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.40%      1,346,652     1.168150        1,573,091
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.45%          7,502     1.168322            8,764
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.50%          9,430     1.167497           11,009
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.55%        120,845     1.164155          140,683
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.60%        230,268     1.162820          267,760
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.65%      1,408,429     1.161494        1,635,881
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.70%      3,220,882     1.160187        3,736,826
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.75%        938,196     1.158858        1,087,235
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.80%        190,780     1.157545          220,836
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.85%        563,868     1.156214          651,952
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.90%        682,530     1.154909          788,260
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.95%        375,702     1.155563          434,147
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.00%      3,031,007     1.152276        3,492,557
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.05%      5,118,068     1.150962        5,890,700
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.10%        199,516     1.153121          230,066
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.15%        197,118     1.149831          226,653
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.20%        855,628     1.149016          983,130
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.25%        251,438     1.147694          288,574
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.30%        495,491     1.147314          568,484
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.35%        514,791     1.146584          590,251
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.40%        165,344     1.145247          189,360
AIM V.I. Government Securities
 Fund -- Class I..............    0.95%      1,960,167     1.088130        2,132,916
AIM V.I. Government Securities
 Fund -- Class I..............    1.10%        162,056     1.084420          175,737
AIM V.I. Government Securities
 Fund -- Class I..............    1.15%         20,421     1.083163           22,119
AIM V.I. Government Securities
 Fund -- Class I..............    1.25%         66,227     1.079847           71,515
AIM V.I. Government Securities
 Fund -- Class I..............    1.30%        651,046     1.079489          702,797
AIM V.I. Government Securities
 Fund -- Class I..............    1.35%      1,424,907     1.079122        1,537,649
AIM V.I. Government Securities
 Fund -- Class I..............    1.40%     21,750,957     1.077038       23,426,607
AIM V.I. Government Securities
 Fund -- Class I..............    1.45%          4,192     1.077185            4,516
AIM V.I. Government Securities
 Fund -- Class I..............    1.50%          6,389     1.076422            6,877
AIM V.I. Government Securities
 Fund -- Class I..............    1.55%      3,873,454     1.073348        4,157,564
AIM V.I. Government Securities
 Fund -- Class I..............    1.60%      1,625,356     1.072127        1,742,588
AIM V.I. Government Securities
 Fund -- Class I..............    1.65%     20,695,413     1.070908       22,162,883

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Government Securities
 Fund -- Class I..............    1.70%     31,447,768   $ 1.069678  $    33,638,985
AIM V.I. Government Securities
 Fund -- Class I..............    1.75%     20,527,430     1.068472       21,932,985
AIM V.I. Government Securities
 Fund -- Class I..............    1.80%      3,031,039     1.067255        3,234,892
AIM V.I. Government Securities
 Fund -- Class I..............    1.85%      6,956,264     1.066044        7,415,683
AIM V.I. Government Securities
 Fund -- Class I..............    1.90%      5,543,388     1.064839        5,902,816
AIM V.I. Government Securities
 Fund -- Class I..............    1.95%      1,486,850     1.065442        1,584,153
AIM V.I. Government Securities
 Fund -- Class I..............    2.00%     34,186,220     1.062396       36,319,304
AIM V.I. Government Securities
 Fund -- Class I..............    2.05%     58,105,082     1.061182       61,660,066
AIM V.I. Government Securities
 Fund -- Class I..............    2.10%      1,644,583     1.063189        1,748,503
AIM V.I. Government Securities
 Fund -- Class I..............    2.15%      3,402,742     1.060134        3,607,363
AIM V.I. Government Securities
 Fund -- Class I..............    2.20%      5,642,540     1.059376        5,977,571
AIM V.I. Government Securities
 Fund -- Class I..............    2.25%      2,115,599     1.058179        2,238,683
AIM V.I. Government Securities
 Fund -- Class I..............    2.30%      1,050,078     1.057824        1,110,798
AIM V.I. Government Securities
 Fund -- Class I..............    2.35%      5,874,556     1.057118        6,210,099
AIM V.I. Government Securities
 Fund -- Class I..............    2.40%      2,199,782     1.055918        2,322,789
AIM V.I. International Growth
 Fund -- Class I..............    0.95%         67,870     1.177149           79,893
AIM V.I. International Growth
 Fund -- Class I..............    1.15%         16,040     1.171794           18,795
AIM V.I. International Growth
 Fund -- Class I..............    1.30%          4,373     1.167792            5,107
AIM V.I. International Growth
 Fund -- Class I..............    1.35%         43,051     1.167399           50,258
AIM V.I. International Growth
 Fund -- Class I..............    1.40%        446,398     1.165144          520,118
AIM V.I. International Growth
 Fund -- Class I..............    1.55%         46,116     1.161159           53,548
AIM V.I. International Growth
 Fund -- Class I..............    1.60%         44,581     1.159843           51,707
AIM V.I. International Growth
 Fund -- Class I..............    1.65%        342,313     1.158526          396,578
AIM V.I. International Growth
 Fund -- Class I..............    1.70%      1,233,144     1.157205        1,427,001
AIM V.I. International Growth
 Fund -- Class I..............    1.75%        697,648     1.155881          806,398
AIM V.I. International Growth
 Fund -- Class I..............    1.80%         49,035     1.154562           56,614
AIM V.I. International Growth
 Fund -- Class I..............    1.85%        175,223     1.153247          202,076
AIM V.I. International Growth
 Fund -- Class I..............    1.90%        574,790     1.151947          662,128
AIM V.I. International Growth
 Fund -- Class I..............    1.95%         57,412     1.152612           66,174
AIM V.I. International Growth
 Fund -- Class I..............    2.00%      1,318,175     1.149325        1,515,011
AIM V.I. International Growth
 Fund -- Class I..............    2.05%      2,054,188     1.148015        2,358,238
AIM V.I. International Growth
 Fund -- Class I..............    2.10%         20,461     1.150163           23,535
AIM V.I. International Growth
 Fund -- Class I..............    2.15%        171,284     1.146877          196,441
AIM V.I. International Growth
 Fund -- Class I..............    2.20%        163,436     1.146056          187,306
AIM V.I. International Growth
 Fund -- Class I..............    2.25%         56,750     1.144762           64,965
AIM V.I. International Growth
 Fund -- Class I..............    2.30%        137,520     1.144382          157,376
AIM V.I. International Growth
 Fund -- Class I..............    2.35%        546,659     1.143632          625,177
AIM V.I. International Growth
 Fund -- Class I..............    2.40%         59,552     1.142322           68,027
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    0.95%      2,083,091     1.281424        2,669,322
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.10%        355,799     1.277047          454,372
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.15%        153,722     1.275593          196,087
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.25%        183,356     1.271676          233,169
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.30%      1,586,968     1.271249        2,017,431
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.35%      1,440,691     1.270823        1,830,863
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.40%     10,928,224     1.268337       13,860,670
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.45%         34,673     1.268546           43,984
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.50%         16,967     1.267647           21,508
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.55%      2,207,556     1.264029        2,790,414

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.60%      1,735,370   $ 1.262593  $     2,191,066
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.65%     11,083,070     1.261150       13,977,414
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.70%     19,586,135     1.259714       24,672,928
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.75%     14,314,577     1.258287       18,011,846
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.80%        668,472     1.256843          840,165
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.85%      3,512,265     1.255410        4,409,333
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.90%      4,234,630     1.253974        5,310,116
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.95%      1,174,931     1.254713        1,474,201
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.00%     22,446,879     1.251130       28,083,964
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.05%     52,140,278     1.249706       65,160,017
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.10%        717,115     1.252053          897,866
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.15%      1,522,291     1.248474        1,900,541
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.20%      3,650,178     1.247589        4,553,922
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.25%      1,790,690     1.246162        2,231,490
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.30%        707,377     1.245752          881,216
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.35%      3,555,519     1.244935        4,426,390
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.40%      1,598,816     1.243511        1,988,146
AIM V.I. Premier Equity
 Fund -- Class I..............    0.95%        367,682     1.000201          367,756
AIM V.I. Premier Equity
 Fund -- Class I..............    1.10%         31,718     0.996793           31,617
AIM V.I. Premier Equity
 Fund -- Class I..............    1.15%         38,454     0.995642           38,286
AIM V.I. Premier Equity
 Fund -- Class I..............    1.30%        310,049     0.992235          307,641
AIM V.I. Premier Equity
 Fund -- Class I..............    1.35%        687,743     0.991909          682,178
AIM V.I. Premier Equity
 Fund -- Class I..............    1.40%      5,323,357     0.989995        5,270,097
AIM V.I. Premier Equity
 Fund -- Class I..............    1.55%        486,438     0.986622          479,931
AIM V.I. Premier Equity
 Fund -- Class I..............    1.60%        677,055     0.985496          667,235
AIM V.I. Premier Equity
 Fund -- Class I..............    1.65%      4,374,166     0.984373        4,305,811
AIM V.I. Premier Equity
 Fund -- Class I..............    1.70%     10,803,730     0.983251       10,622,778
AIM V.I. Premier Equity
 Fund -- Class I..............    1.75%      6,023,032     0.982130        5,915,401
AIM V.I. Premier Equity
 Fund -- Class I..............    1.80%        517,518     0.981007          507,689
AIM V.I. Premier Equity
 Fund -- Class I..............    1.85%      1,144,910     0.979886        1,121,881
AIM V.I. Premier Equity
 Fund -- Class I..............    1.90%      1,596,721     0.978764        1,562,813
AIM V.I. Premier Equity
 Fund -- Class I..............    1.95%        323,391     0.979342          316,711
AIM V.I. Premier Equity
 Fund -- Class I..............    2.00%     14,142,089     0.976559       13,810,584
AIM V.I. Premier Equity
 Fund -- Class I..............    2.05%     20,576,809     0.975435       20,071,340
AIM V.I. Premier Equity
 Fund -- Class I..............    2.10%        356,398     0.977263          348,295
AIM V.I. Premier Equity
 Fund -- Class I..............    2.15%        645,665     0.974474          629,182
AIM V.I. Premier Equity
 Fund -- Class I..............    2.20%      1,612,890     0.973782        1,570,603
AIM V.I. Premier Equity
 Fund -- Class I..............    2.25%        847,317     0.972678          824,166
AIM V.I. Premier Equity
 Fund -- Class I..............    2.30%        528,150     0.972353          513,549
AIM V.I. Premier Equity
 Fund -- Class I..............    2.35%      1,647,991     0.971708        1,601,366
AIM V.I. Premier Equity
 Fund -- Class I..............    2.40%      1,363,091     0.970604        1,323,022
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    0.95%            622    10.799031            6,716
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    1.35%          1,085    10.790046           11,702
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    1.40%          6,916    10.788928           74,615
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    1.65%          6,159    10.783312           66,409
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    1.70%         27,104    10.782190          292,239
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    1.75%            132    10.781072            1,420
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.00%         18,951    10.775465          204,208

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.05%         36,813   $10.774340  $       396,637
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.10%          1,026    10.773220           11,054
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.20%          2,475    10.770983           26,657
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.25%          1,227    10.769859           13,219
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.30%            603    10.768741            6,488
AIM V.I. Small Cap Equity
 Fund -- Class S1.............    2.35%         14,360    10.767619          154,621
American Funds Asset
 Allocation Fund --
 Class 2......................    0.55%          8,998    10.939269           98,427
American Funds Asset
 Allocation Fund --
 Class 2......................    0.70%          1,143    10.888624           12,444
American Funds Asset
 Allocation Fund --
 Class 2......................    0.95%      3,802,938    11.361024       43,205,273
American Funds Asset
 Allocation Fund --
 Class 2......................    1.10%        424,862    11.289444        4,796,455
American Funds Asset
 Allocation Fund --
 Class 2......................    1.15%        266,496    11.294844        3,010,031
American Funds Asset
 Allocation Fund --
 Class 2......................    1.25%        141,842    11.227424        1,592,516
American Funds Asset
 Allocation Fund --
 Class 2......................    1.30%      2,369,298    11.223665       26,592,201
American Funds Asset
 Allocation Fund --
 Class 2......................    1.35%        807,829    11.219896        9,063,760
American Funds Asset
 Allocation Fund --
 Class 2......................    1.40%     12,734,525    10.347080      131,765,152
American Funds Asset
 Allocation Fund --
 Class 2......................    1.45%         45,142    11.199803          505,581
American Funds Asset
 Allocation Fund --
 Class 2......................    1.50%         27,058    11.191866          302,824
American Funds Asset
 Allocation Fund --
 Class 2......................    1.55%      2,288,483    10.277417       23,519,697
American Funds Asset
 Allocation Fund --
 Class 2......................    1.60%      1,589,724    10.286781       16,353,141
American Funds Asset
 Allocation Fund --
 Class 2......................    1.65%      8,150,931    10.231262       83,394,312
American Funds Asset
 Allocation Fund --
 Class 2......................    1.70%     11,328,166    10.467149      118,573,606
American Funds Asset
 Allocation Fund --
 Class 2......................    1.75%      7,363,514    10.217552       75,237,089
American Funds Asset
 Allocation Fund --
 Class 2......................    1.80%        797,471    10.166253        8,107,291
American Funds Asset
 Allocation Fund --
 Class 2......................    1.85%      2,064,215    10.416296       21,501,477
American Funds Asset
 Allocation Fund --
 Class 2......................    1.90%      2,017,932    10.406154       20,998,909
American Funds Asset
 Allocation Fund --
 Class 2......................    1.95%        525,975    10.188600        5,358,946
American Funds Asset
 Allocation Fund --
 Class 2......................    2.00%      8,216,455    10.107001       83,043,721
American Funds Asset
 Allocation Fund --
 Class 2......................    2.05%     19,604,833    10.355611      203,020,025
American Funds Asset
 Allocation Fund --
 Class 2......................    2.10%        222,727    10.166931        2,264,450
American Funds Asset
 Allocation Fund --
 Class 2......................    2.15%        562,223    10.085532        5,670,317
American Funds Asset
 Allocation Fund --
 Class 2......................    2.20%      2,080,041    10.078372       20,963,426
American Funds Asset
 Allocation Fund --
 Class 2......................    2.25%        808,080    10.326275        8,344,450
American Funds Asset
 Allocation Fund --
 Class 2......................    2.30%        560,221    10.322812        5,783,057
American Funds Asset
 Allocation Fund --
 Class 2......................    2.35%      1,072,153    10.056939       10,782,574
American Funds Asset
 Allocation Fund --
 Class 2......................    2.40%        491,002    10.304308        5,059,430
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    0.55%         35,666     0.938623           33,477
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    0.70%          7,386     0.935115            6,907
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    0.95%     34,060,961     0.929316       31,653,396
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.10%      2,857,548     0.925847        2,645,652
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.15%      2,283,903     0.924705        2,111,937
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.25%      1,916,427     0.921558        1,766,099
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.30%     23,282,843     0.921244       21,449,179
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.35%      7,529,147     0.920938        6,933,877
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.40%    100,919,750     0.918968       92,742,020
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.45%        476,788     0.919283          438,303
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.50%        198,493     0.918644          182,344
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.55%     15,040,396     0.915535       13,770,009
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.60%     19,509,474     0.914397       17,839,404

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.65%     57,296,879   $ 0.913272  $    52,327,636
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.70%     94,253,919     0.912117       85,970,601
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.75%     91,583,960     0.910986       83,431,705
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.80%      5,875,684     0.909836        5,345,908
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.85%     19,977,579     0.908703       18,153,686
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.90%     21,564,014     0.907590       19,571,284
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.95%      7,011,335     0.908395        6,369,062
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.00%     77,474,400     0.905319       70,139,046
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.05%    215,326,871     0.904187      194,695,758
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.10%      3,364,253     0.906466        3,049,581
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.15%      4,819,905     0.903385        4,354,230
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.20%     15,561,420     0.902745       14,047,994
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.25%     10,712,946     0.901630        9,659,114
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.30%      3,381,991     0.901320        3,048,256
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.35%     10,627,550     0.900841        9,573,731
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.40%      6,852,958     0.899720        6,165,744
American Funds Bond Fund --
 Class 2......................    0.55%          2,141    12.754482           27,313
American Funds Bond Fund --
 Class 2......................    0.95%      1,547,824    13.105524       20,285,046
American Funds Bond Fund --
 Class 2......................    1.10%        147,768    13.022948        1,924,373
American Funds Bond Fund --
 Class 2......................    1.15%        118,379    13.029190        1,542,376
American Funds Bond Fund --
 Class 2......................    1.25%         49,844    12.951455          645,546
American Funds Bond Fund --
 Class 2......................    1.30%        931,860    12.947115       12,064,901
American Funds Bond Fund --
 Class 2......................    1.35%        342,944    12.942772        4,438,640
American Funds Bond Fund --
 Class 2......................    1.40%      8,041,705    12.734176      102,404,481
American Funds Bond Fund --
 Class 2......................    1.45%         51,170    12.919610          661,097
American Funds Bond Fund --
 Class 2......................    1.50%          8,639    12.910434          111,538
American Funds Bond Fund --
 Class 2......................    1.55%      1,195,762    12.648474       15,124,568
American Funds Bond Fund --
 Class 2......................    1.60%      1,170,334    12.660019       14,816,456
American Funds Bond Fund --
 Class 2......................    1.65%      6,216,972    12.591671       78,282,062
American Funds Bond Fund --
 Class 2......................    1.70%      8,409,699    12.154623      102,216,714
American Funds Bond Fund --
 Class 2......................    1.75%      4,595,716    12.574813       57,790,268
American Funds Bond Fund --
 Class 2......................    1.80%        627,511    12.511703        7,851,237
American Funds Bond Fund --
 Class 2......................    1.85%      1,879,054    12.095601       22,728,292
American Funds Bond Fund --
 Class 2......................    1.90%      1,729,055    12.083852       20,893,643
American Funds Bond Fund --
 Class 2......................    1.95%        330,241    12.539189        4,140,952
American Funds Bond Fund --
 Class 2......................    2.00%      5,817,375    12.438855       72,361,488
American Funds Bond Fund --
 Class 2......................    2.05%     11,954,280    12.025180      143,752,366
American Funds Bond Fund --
 Class 2......................    2.10%        183,752    12.512534        2,299,208
American Funds Bond Fund --
 Class 2......................    2.15%        451,656    12.412401        5,606,139
American Funds Bond Fund --
 Class 2......................    2.20%      1,018,084    12.403604       12,627,915
American Funds Bond Fund --
 Class 2......................    2.25%        557,426    11.991122        6,684,159
American Funds Bond Fund --
 Class 2......................    2.30%        248,854    11.987101        2,983,036
American Funds Bond Fund --
 Class 2......................    2.35%        741,933    12.377237        9,183,080
American Funds Bond Fund --
 Class 2......................    2.40%        474,929    11.965616        5,682,815
American Funds Global Growth
 Fund -- Class 2..............    0.55%          3,984     9.490163           37,812
American Funds Global Growth
 Fund -- Class 2..............    0.95%      1,212,443    10.628399       12,886,325
American Funds Global Growth
 Fund -- Class 2..............    1.10%        176,170    10.561367        1,860,596
American Funds Global Growth
 Fund -- Class 2..............    1.15%         67,229    10.566439          710,372

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Global Growth
 Fund -- Class 2..............    1.25%         71,454   $10.503344  $       750,503
American Funds Global Growth
 Fund -- Class 2..............    1.30%        513,368    10.499835        5,390,277
American Funds Global Growth
 Fund -- Class 2..............    1.35%        238,098    10.496306        2,499,150
American Funds Global Growth
 Fund -- Class 2..............    1.40%      5,495,118    10.622754       58,373,284
American Funds Global Growth
 Fund -- Class 2..............    1.45%          7,007    10.477506           73,419
American Funds Global Growth
 Fund -- Class 2..............    1.50%          3,653    10.470070           38,249
American Funds Global Growth
 Fund -- Class 2..............    1.55%        735,772    10.551245        7,763,307
American Funds Global Growth
 Fund -- Class 2..............    1.60%        619,636    10.560818        6,543,867
American Funds Global Growth
 Fund -- Class 2..............    1.65%      2,482,743    10.503817       26,078,275
American Funds Global Growth
 Fund -- Class 2..............    1.70%      3,677,381     8.184366       30,097,035
American Funds Global Growth
 Fund -- Class 2..............    1.75%      2,050,231    10.489738       21,506,384
American Funds Global Growth
 Fund -- Class 2..............    1.80%        262,375    10.437072        2,738,429
American Funds Global Growth
 Fund -- Class 2..............    1.85%      1,197,380     8.144549        9,752,122
American Funds Global Growth
 Fund -- Class 2..............    1.90%        991,015     8.136632        8,063,523
American Funds Global Growth
 Fund -- Class 2..............    1.95%        139,218    10.460023        1,456,225
American Funds Global Growth
 Fund -- Class 2..............    2.00%      1,976,251    10.376184       20,505,947
American Funds Global Growth
 Fund -- Class 2..............    2.05%      7,595,467     8.097094       61,501,209
American Funds Global Growth
 Fund -- Class 2..............    2.10%         36,357    10.437773          379,482
American Funds Global Growth
 Fund -- Class 2..............    2.15%         75,707    10.354153          783,878
American Funds Global Growth
 Fund -- Class 2..............    2.20%        390,865    10.346807        4,044,206
American Funds Global Growth
 Fund -- Class 2..............    2.25%        340,542     8.074140        2,749,587
American Funds Global Growth
 Fund -- Class 2..............    2.30%         69,370     8.071442          559,912
American Funds Global Growth
 Fund -- Class 2..............    2.35%        360,251    10.324808        3,719,527
American Funds Global Growth
 Fund -- Class 2..............    2.40%        258,056     8.056988        2,079,153
American Funds Growth Fund --
 Class 2......................    0.55%          9,172     8.204458           75,251
American Funds Growth Fund --
 Class 2......................    0.70%          3,284     8.166430           26,818
American Funds Growth Fund --
 Class 2......................    0.95%      5,273,052    10.945673       57,717,099
American Funds Growth Fund --
 Class 2......................    1.10%        442,851    10.876656        4,816,737
American Funds Growth Fund --
 Class 2......................    1.15%        474,532    10.881836        5,163,778
American Funds Growth Fund --
 Class 2......................    1.25%        200,812    10.816844        2,172,154
American Funds Growth Fund --
 Class 2......................    1.30%      2,959,764    10.813222       32,004,580
American Funds Growth Fund --
 Class 2......................    1.35%      1,622,396    10.809601       17,537,457
American Funds Growth Fund --
 Class 2......................    1.40%     26,276,236    10.459587      274,838,580
American Funds Growth Fund --
 Class 2......................    1.45%        105,451    10.790251        1,137,842
American Funds Growth Fund --
 Class 2......................    1.50%         18,601    10.782589          200,562
American Funds Growth Fund --
 Class 2......................    1.55%      4,159,412    10.389150       43,212,751
American Funds Growth Fund --
 Class 2......................    1.60%      4,257,827    10.398584       44,275,375
American Funds Growth Fund --
 Class 2......................    1.65%     15,275,110    10.342448      157,982,034
American Funds Growth Fund --
 Class 2......................    1.70%     30,879,634     7.219468      222,934,532
American Funds Growth Fund --
 Class 2......................    1.75%     13,312,514    10.328537      137,498,794
American Funds Growth Fund --
 Class 2......................    1.80%      1,638,639    10.276684       16,839,777
American Funds Growth Fund --
 Class 2......................    1.85%      7,383,789     7.184358       53,047,783
American Funds Growth Fund --
 Class 2......................    1.90%      6,612,108     7.177356       47,457,455
American Funds Growth Fund --
 Class 2......................    1.95%        946,685    10.299289        9,750,182
American Funds Growth Fund --
 Class 2......................    2.00%     18,446,298    10.216764      188,461,478
American Funds Growth Fund --
 Class 2......................    2.05%     63,015,442     7.142429      450,083,320
American Funds Growth Fund --
 Class 2......................    2.10%        512,649    10.277404        5,268,701
American Funds Growth Fund --
 Class 2......................    2.15%      1,396,871    10.195055       14,241,174

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Growth Fund --
 Class 2......................    2.20%      3,392,164   $10.187815  $    34,558,741
American Funds Growth Fund --
 Class 2......................    2.25%      2,540,684     7.122204       18,095,266
American Funds Growth Fund --
 Class 2......................    2.30%      1,384,017     7.119816        9,853,948
American Funds Growth Fund --
 Class 2......................    2.35%      2,595,603    10.166164       26,387,320
American Funds Growth Fund --
 Class 2......................    2.40%      1,569,124     7.107056       11,151,851
American Funds Growth-Income
 Fund -- Class 2..............    0.55%         13,123    11.365643          149,154
American Funds Growth-Income
 Fund -- Class 2..............    0.70%          1,809    11.313010           20,466
American Funds Growth-Income
 Fund -- Class 2..............    0.95%      7,789,587    12.295297       95,775,291
American Funds Growth-Income
 Fund -- Class 2..............    1.10%        713,573    12.217818        8,718,301
American Funds Growth-Income
 Fund -- Class 2..............    1.15%        513,474    12.223632        6,276,519
American Funds Growth-Income
 Fund -- Class 2..............    1.25%        271,627    12.150702        3,300,462
American Funds Growth-Income
 Fund -- Class 2..............    1.30%      4,040,096    12.146619       49,073,506
American Funds Growth-Income
 Fund -- Class 2..............    1.35%      1,524,373    12.142553       18,509,775
American Funds Growth-Income
 Fund -- Class 2..............    1.40%     35,832,854    10.857374      389,050,692
American Funds Growth-Income
 Fund -- Class 2..............    1.45%        116,737    12.120798        1,414,939
American Funds Growth-Income
 Fund -- Class 2..............    1.50%         21,418    12.112223          259,415
American Funds Growth-Income
 Fund -- Class 2..............    1.55%      5,422,930    10.784287       58,482,430
American Funds Growth-Income
 Fund -- Class 2..............    1.60%      5,176,676    10.794129       55,877,709
American Funds Growth-Income
 Fund -- Class 2..............    1.65%     16,196,272    10.735881      173,881,251
American Funds Growth-Income
 Fund -- Class 2..............    1.70%     22,984,996    10.891444      250,339,792
American Funds Growth-Income
 Fund -- Class 2..............    1.75%     16,232,894    10.721456      174,040,263
American Funds Growth-Income
 Fund -- Class 2..............    1.80%      1,978,547    10.667612       21,106,367
American Funds Growth-Income
 Fund -- Class 2..............    1.85%      4,877,677    10.838515       52,866,780
American Funds Growth-Income
 Fund -- Class 2..............    1.90%      4,804,482    10.827963       52,022,748
American Funds Growth-Income
 Fund -- Class 2..............    1.95%      1,020,224    10.691088       10,907,305
American Funds Growth-Income
 Fund -- Class 2..............    2.00%     18,548,698    10.605480      196,717,843
American Funds Growth-Income
 Fund -- Class 2..............    2.05%     39,309,965    10.775354      423,578,781
American Funds Growth-Income
 Fund -- Class 2..............    2.10%        597,905    10.668369        6,378,671
American Funds Growth-Income
 Fund -- Class 2..............    2.15%      1,445,172    10.582921       15,294,138
American Funds Growth-Income
 Fund -- Class 2..............    2.20%      3,270,183    10.575428       34,583,583
American Funds Growth-Income
 Fund -- Class 2..............    2.25%      1,653,532    10.744841       17,766,936
American Funds Growth-Income
 Fund -- Class 2..............    2.30%        819,826    10.741234        8,805,947
American Funds Growth-Income
 Fund -- Class 2..............    2.35%      2,741,706    10.552926       28,933,023
American Funds Growth-Income
 Fund -- Class 2..............    2.40%      1,124,389    10.721995       12,055,696
American Funds International
 Fund -- Class 2..............    0.55%          4,397     8.758771           38,515
American Funds International
 Fund -- Class 2..............    0.70%          1,714     8.718175           14,941
American Funds International
 Fund -- Class 2..............    0.95%        704,411     9.525521        6,709,884
American Funds International
 Fund -- Class 2..............    1.10%         90,317     9.465450          854,886
American Funds International
 Fund -- Class 2..............    1.15%         53,653     9.469978          508,092
American Funds International
 Fund -- Class 2..............    1.25%         14,908     9.413435          140,331
American Funds International
 Fund -- Class 2..............    1.30%        300,159     9.410283        2,824,580
American Funds International
 Fund -- Class 2..............    1.35%        250,386     9.407136        2,355,417
American Funds International
 Fund -- Class 2..............    1.40%      6,973,801     9.940938       69,326,124
American Funds International
 Fund -- Class 2..............    1.45%          3,969     9.390278           37,270
American Funds International
 Fund -- Class 2..............    1.50%          2,965     9.383603           27,825
American Funds International
 Fund -- Class 2..............    1.55%      1,048,092     9.873993       10,348,849
American Funds International
 Fund -- Class 2..............    1.60%      1,126,161     9.882980       11,129,823
American Funds International
 Fund -- Class 2..............    1.65%      2,886,498     9.829641       28,373,242

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds International
 Fund -- Class 2..............    1.70%      4,447,814   $ 7.522077  $    33,456,797
American Funds International
 Fund -- Class 2..............    1.75%      2,789,776     9.816436       27,385,661
American Funds International
 Fund -- Class 2..............    1.80%        327,435     9.767157        3,198,110
American Funds International
 Fund -- Class 2..............    1.85%      1,060,855     7.485524        7,941,059
American Funds International
 Fund -- Class 2..............    1.90%      1,129,134     7.478216        8,443,909
American Funds International
 Fund -- Class 2..............    1.95%        119,125     9.788622        1,166,069
American Funds International
 Fund -- Class 2..............    2.00%      1,967,412     9.710197       19,103,962
American Funds International
 Fund -- Class 2..............    2.05%      8,729,837     7.441855       64,966,181
American Funds International
 Fund -- Class 2..............    2.10%         87,726     9.767811          856,889
American Funds International
 Fund -- Class 2..............    2.15%        110,906     9.689558        1,074,626
American Funds International
 Fund -- Class 2..............    2.20%        472,724     9.682671        4,577,225
American Funds International
 Fund -- Class 2..............    2.25%        420,875     7.420785        3,123,220
American Funds International
 Fund -- Class 2..............    2.30%        101,264     7.418285          751,202
American Funds International
 Fund -- Class 2..............    2.35%        360,087     9.662101        3,479,198
American Funds International
 Fund -- Class 2..............    2.40%        328,812     7.405010        2,434,853
American Funds New World
 Fund -- Class 2..............    0.55%          2,978    12.432788           37,024
American Funds New World
 Fund -- Class 2..............    0.70%            866    12.375226           10,713
American Funds New World
 Fund -- Class 2..............    0.95%        146,464    12.926203        1,893,218
American Funds New World
 Fund -- Class 2..............    1.10%         32,729    12.844735          420,396
American Funds New World
 Fund -- Class 2..............    1.15%          6,026    12.850884           77,433
American Funds New World
 Fund -- Class 2..............    1.25%          7,468    12.774182           95,401
American Funds New World
 Fund -- Class 2..............    1.30%         36,546    12.769903          466,691
American Funds New World
 Fund -- Class 2..............    1.35%         51,163    12.765628          653,125
American Funds New World
 Fund -- Class 2..............    1.40%      1,492,239    12.105012       18,063,573
American Funds New World
 Fund -- Class 2..............    1.50%            297    12.733730            3,784
American Funds New World
 Fund -- Class 2..............    1.55%        200,492    12.023537        2,410,621
American Funds New World
 Fund -- Class 2..............    1.60%         98,026    12.034490        1,179,691
American Funds New World
 Fund -- Class 2..............    1.65%        619,117    11.969509        7,410,528
American Funds New World
 Fund -- Class 2..............    1.70%        648,790    11.322507        7,345,925
American Funds New World
 Fund -- Class 2..............    1.75%        467,127    11.953474        5,583,792
American Funds New World
 Fund -- Class 2..............    1.80%         36,051    11.893442          428,766
American Funds New World
 Fund -- Class 2..............    1.85%        201,575    11.267492        2,271,239
American Funds New World
 Fund -- Class 2..............    1.90%        256,416    11.256533        2,886,352
American Funds New World
 Fund -- Class 2..............    1.95%         24,641    11.919613          293,714
American Funds New World
 Fund -- Class 2..............    2.00%        467,104    11.824140        5,523,104
American Funds New World
 Fund -- Class 2..............    2.05%        996,981    11.201834       11,168,010
American Funds New World
 Fund -- Class 2..............    2.10%         30,217    11.894279          359,407
American Funds New World
 Fund -- Class 2..............    2.15%         32,863    11.799007          387,752
American Funds New World
 Fund -- Class 2..............    2.20%        119,977    11.790647        1,414,608
American Funds New World
 Fund -- Class 2..............    2.25%         68,590    11.170094          766,161
American Funds New World
 Fund -- Class 2..............    2.30%         30,408    11.166361          339,551
American Funds New World
 Fund -- Class 2..............    2.35%         94,087    11.765582        1,106,984
American Funds New World
 Fund -- Class 2..............    2.40%         23,564    11.146365          262,655
American Funds Global Small
 Capitalization Fund --
 Class 2......................    0.95%        316,816    11.196332        3,547,180
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.10%         53,125    11.125759          591,054
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.15%         19,868    11.131081          221,149
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.25%         23,199    11.064623          256,689
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.30%        128,366    11.060921        1,419,841

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.35%        101,523   $11.057223  $     1,122,561
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.40%      2,490,769    11.782892       29,348,461
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.45%            618    11.037430            6,821
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.50%            634    11.029600            6,990
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.55%        383,919    11.703574        4,493,224
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.60%        291,633    11.714196        3,416,249
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.65%      1,011,081    11.650944       11,780,047
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.70%      1,828,716     8.635535       15,791,937
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.75%        914,856    11.635319       10,644,645
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.80%        120,198    11.576878        1,391,519
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.85%        433,160     8.593532        3,722,371
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.90%        485,562     8.585177        4,168,635
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.95%         44,460    11.602372          515,846
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.00%      1,024,443    11.509383       11,790,706
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.05%      3,228,397     8.543447       27,581,636
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.10%         40,197    11.577729          465,391
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.15%         76,741    11.484926          881,364
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.20%        173,472    11.476787        1,990,903
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.25%        181,880     8.519257        1,549,479
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.30%         90,832     8.516408          773,565
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.35%        171,470    11.452404        1,963,744
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.40%        105,773     8.501150          899,196
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    0.95%         58,295    12.135710          707,455
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.10%          7,732    12.123523           93,743
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.15%            792    12.119461            9,599
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.25%         13,148    12.111338          159,236
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.30%        145,215    12.107290        1,758,159
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.35%        199,072    12.103230        2,409,415
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.40%        225,283    12.099170        2,725,738
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.55%         72,664    12.087018          878,295
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.60%         84,930    12.082960        1,026,199
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.65%        437,665    12.078919        5,286,520
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.70%      1,340,332    12.074875       16,184,346
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.75%        456,524    12.070825        5,510,615
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.80%         22,944    12.066787          276,859
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.85%         55,131    12.062742          665,028
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.90%         34,227    12.058709          412,733
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    1.95%         50,660    12.054660          610,686
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.00%      1,211,279    12.050624       14,596,670
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.05%      2,193,115    12.046586       26,419,550
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.10%         16,980    12.042554          204,484
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.15%         32,195    12.038523          387,581
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.20%        100,574    12.034488        1,210,362
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.25%         50,218    12.030459          604,151
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.30%         95,379    12.026422        1,147,069
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.35%        356,371    12.022402        4,284,436
Franklin Rising Dividends
 Securities Fund --
 Class 2......................    2.40%         16,619    12.018369          199,732
Franklin Income Securities
 Fund -- Class 2..............    0.95%        176,401    12.096560        2,133,848

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Income Securities
 Fund -- Class 2..............    1.10%          4,434   $12.066308  $        53,497
Franklin Income Securities
 Fund -- Class 2..............    1.15%          4,693    12.056231           56,574
Franklin Income Securities
 Fund -- Class 2..............    1.25%         18,192    12.030109          218,857
Franklin Income Securities
 Fund -- Class 2..............    1.30%        287,673    12.026069        3,459,580
Franklin Income Securities
 Fund -- Class 2..............    1.35%        412,906    12.022030        4,963,965
Franklin Income Securities
 Fund -- Class 2..............    1.40%      1,206,262    12.005999       14,482,385
Franklin Income Securities
 Fund -- Class 2..............    1.50%            930    11.992023           11,148
Franklin Income Securities
 Fund -- Class 2..............    1.55%        239,229    11.975963        2,864,999
Franklin Income Securities
 Fund -- Class 2..............    1.60%        258,486    11.965967        3,093,034
Franklin Income Securities
 Fund -- Class 2..............    1.65%      2,073,185    11.955975       24,786,944
Franklin Income Securities
 Fund -- Class 2..............    1.70%      4,539,191    11.945982       54,225,099
Franklin Income Securities
 Fund -- Class 2..............    1.75%      2,548,757    11.936017       30,422,002
Franklin Income Securities
 Fund -- Class 2..............    1.80%        109,163    11.926047        1,301,882
Franklin Income Securities
 Fund -- Class 2..............    1.85%        324,762    11.916095        3,869,890
Franklin Income Securities
 Fund -- Class 2..............    1.90%        597,516    11.906146        7,114,109
Franklin Income Securities
 Fund -- Class 2..............    1.95%        320,551    11.902210        3,815,270
Franklin Income Securities
 Fund -- Class 2..............    2.00%      4,557,016    11.886299       54,166,055
Franklin Income Securities
 Fund -- Class 2..............    2.05%     11,186,015    11.876346      132,848,982
Franklin Income Securities
 Fund -- Class 2..............    2.10%        129,431    11.876938        1,537,245
Franklin Income Securities
 Fund -- Class 2..............    2.15%        415,355    11.861035        4,926,535
Franklin Income Securities
 Fund -- Class 2..............    2.20%        699,060    11.852638        8,285,705
Franklin Income Securities
 Fund -- Class 2..............    2.25%        377,562    11.842736        4,471,371
Franklin Income Securities
 Fund -- Class 2..............    2.30%        203,763    11.838763        2,412,299
Franklin Income Securities
 Fund -- Class 2..............    2.35%        586,994    11.827444        6,942,637
Franklin Income Securities
 Fund -- Class 2..............    2.40%        145,929    11.817583        1,724,527
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    0.95%          5,317    10.452055           55,576
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.30%          5,576    10.391090           57,943
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.35%         42,326    10.387607          439,669
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.40%         89,849    10.373737          932,066
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.55%         14,466    10.347770          149,693
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.60%          8,331    10.339131           86,132
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.65%        217,375    10.330506        2,245,590
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.70%        435,001    10.321873        4,490,027
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.75%        183,278    10.313238        1,890,191
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.80%         25,490    10.304632          262,670
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.85%         28,664    10.296011          295,122
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.90%         24,477    10.287415          251,800
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.95%         17,264    10.284023          177,544
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.00%        447,663    10.270239        4,597,608
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.05%        843,692    10.261678        8,657,696
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.10%         12,769    10.262163          131,041
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.15%         20,897    10.248416          214,157
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.20%         44,830    10.241136          459,105
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.25%         10,517    10.232584          107,614
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.30%         38,953    10.229154          398,452
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.35%         41,819    10.219357          427,362
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.40%         21,282    10.210816          217,310
Franklin Real Estate Fund --
 Class 2......................    0.95%         35,846    19.234925          689,501

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Real Estate Fund --
 Class 2......................    1.10%          2,881   $19.113795  $        55,059
Franklin Real Estate Fund --
 Class 2......................    1.15%          2,424    19.122961           46,347
Franklin Real Estate Fund --
 Class 2......................    1.30%          2,518    19.002500           47,851
Franklin Real Estate Fund --
 Class 2......................    1.40%        775,538    16.445011       12,753,729
Franklin Real Estate Fund --
 Class 2......................    1.55%        105,006    16.334360        1,715,205
Franklin Real Estate Fund --
 Class 2......................    1.60%         94,817    16.349267        1,550,190
Franklin Real Estate Fund --
 Class 2......................    1.65%        330,737    16.261006        5,378,118
Franklin Real Estate Fund --
 Class 2......................    1.70%        339,508    14.883594        5,053,101
Franklin Real Estate Fund --
 Class 2......................    1.75%         36,402    16.239272          591,140
Franklin Real Estate Fund --
 Class 2......................    1.80%         35,024    16.157744          565,905
Franklin Real Estate Fund --
 Class 2......................    1.85%        228,579    14.811305        3,385,559
Franklin Real Estate Fund --
 Class 2......................    1.90%         90,778    14.796909        1,343,226
Franklin Real Estate Fund --
 Class 2......................    1.95%          1,725    16.193280           27,929
Franklin Real Estate Fund --
 Class 2......................    2.00%         56,404    16.063664          906,047
Franklin Real Estate Fund --
 Class 2......................    2.05%         98,786    14.725092        1,454,635
Franklin Real Estate Fund --
 Class 2......................    2.10%          1,076    16.158861           17,390
Franklin Real Estate Fund --
 Class 2......................    2.15%          1,369    16.029538           21,948
Franklin Real Estate Fund --
 Class 2......................    2.20%          3,385    16.018161           54,215
Franklin Real Estate Fund --
 Class 2......................    2.25%          3,433    14.683367           50,404
Franklin Real Estate Fund --
 Class 2......................    2.40%          5,926    14.652183           86,832
Franklin Small Cap Fund --
 Class 2......................    0.95%        178,290    10.749301        1,916,495
Franklin Small Cap Fund --
 Class 2......................    1.10%         20,491    10.681525          218,878
Franklin Small Cap Fund --
 Class 2......................    1.15%         24,428    10.686639          261,056
Franklin Small Cap Fund --
 Class 2......................    1.25%          3,779    10.622789           40,148
Franklin Small Cap Fund --
 Class 2......................    1.30%         71,348    10.619225          757,655
Franklin Small Cap Fund --
 Class 2......................    1.35%        144,921    10.615674        1,538,435
Franklin Small Cap Fund --
 Class 2......................    1.40%      3,189,735    11.135937       35,520,691
Franklin Small Cap Fund --
 Class 2......................    1.45%          2,328    10.596665           24,667
Franklin Small Cap Fund --
 Class 2......................    1.50%          1,084    10.589156           11,474
Franklin Small Cap Fund --
 Class 2......................    1.55%        639,758    11.060960        7,076,334
Franklin Small Cap Fund --
 Class 2......................    1.60%        506,517    11.071002        5,607,647
Franklin Small Cap Fund --
 Class 2......................    1.65%             91     3.144130              286
Franklin Small Cap Fund --
 Class 2......................    1.65%      1,892,061    11.011218       20,833,893
Franklin Small Cap Fund --
 Class 2......................    1.70%      5,369,809     6.397066       34,351,020
Franklin Small Cap Fund --
 Class 2......................    1.75%      2,124,267    10.996454       23,359,401
Franklin Small Cap Fund --
 Class 2......................    1.80%        200,810    10.941210        2,197,099
Franklin Small Cap Fund --
 Class 2......................    1.85%      1,076,198     6.365955        6,851,027
Franklin Small Cap Fund --
 Class 2......................    1.90%      1,487,474     6.359758        9,459,972
Franklin Small Cap Fund --
 Class 2......................    1.95%        140,650    10.965304        1,542,274
Franklin Small Cap Fund --
 Class 2......................    2.00%            236     3.110158              735
Franklin Small Cap Fund --
 Class 2......................    2.00%      2,747,854    10.877434       29,889,596
Franklin Small Cap Fund --
 Class 2......................    2.05%     10,676,257     6.328823       67,568,143
Franklin Small Cap Fund --
 Class 2......................    2.10%        105,464    10.942019        1,153,992
Franklin Small Cap Fund --
 Class 2......................    2.15%        199,373    10.854300        2,164,050
Franklin Small Cap Fund --
 Class 2......................    2.20%        412,339    10.846605        4,472,480
Franklin Small Cap Fund --
 Class 2......................    2.25%        447,058     6.310909        2,821,344
Franklin Small Cap Fund --
 Class 2......................    2.30%        189,065     6.308791        1,192,770
Franklin Small Cap Fund --
 Class 2......................    2.35%        356,115    10.823560        3,854,435

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Small Cap Fund --
 Class 2......................    2.40%        478,168   $ 6.297494  $     3,011,262
Franklin Strategic Income
 Fund -- Class 1..............    0.95%        219,517    13.859065        3,042,300
Franklin Strategic Income
 Fund -- Class 1..............    1.10%         19,747    13.771776          271,951
Franklin Strategic Income
 Fund -- Class 1..............    1.15%         16,284    13.778375          224,373
Franklin Strategic Income
 Fund -- Class 1..............    1.25%         13,873    13.696166          190,010
Franklin Strategic Income
 Fund -- Class 1..............    1.30%        212,743    13.691578        2,912,790
Franklin Strategic Income
 Fund -- Class 1..............    1.35%        173,763    13.686986        2,378,298
Franklin Strategic Income
 Fund -- Class 1..............    1.40%      2,103,875    13.368091       28,124,798
Franklin Strategic Income
 Fund -- Class 1..............    1.45%          2,013    13.662477           27,504
Franklin Strategic Income
 Fund -- Class 1..............    1.50%          3,204    13.652796           43,748
Franklin Strategic Income
 Fund -- Class 1..............    1.55%        429,283    13.278138        5,700,084
Franklin Strategic Income
 Fund -- Class 1..............    1.60%        362,397    13.290228        4,816,334
Franklin Strategic Income
 Fund -- Class 1..............    1.65%      1,431,500    13.218523       18,922,313
Franklin Strategic Income
 Fund -- Class 1..............    1.70%      2,619,545    12.717685       33,314,550
Franklin Strategic Income
 Fund -- Class 1..............    1.75%      1,863,030    13.200794       24,593,476
Franklin Strategic Income
 Fund -- Class 1..............    1.80%        154,630    13.134533        2,030,996
Franklin Strategic Income
 Fund -- Class 1..............    1.85%        489,577    12.655931        6,196,055
Franklin Strategic Income
 Fund -- Class 1..............    1.90%        549,052    12.643631        6,942,008
Franklin Strategic Income
 Fund -- Class 1..............    1.95%        121,100    13.163407        1,594,092
Franklin Strategic Income
 Fund -- Class 1..............    2.00%      2,229,037    13.058050       29,106,879
Franklin Strategic Income
 Fund -- Class 1..............    2.05%      4,990,948    12.582236       62,797,281
Franklin Strategic Income
 Fund -- Class 1..............    2.10%        120,177    13.135433        1,578,583
Franklin Strategic Income
 Fund -- Class 1..............    2.15%        222,094    13.030306        2,893,953
Franklin Strategic Income
 Fund -- Class 1..............    2.20%        550,101    13.021074        7,162,908
Franklin Strategic Income
 Fund -- Class 1..............    2.25%        144,649    12.546600        1,814,858
Franklin Strategic Income
 Fund -- Class 1..............    2.30%        170,106    12.542386        2,133,541
Franklin Strategic Income
 Fund -- Class 1..............    2.35%        212,454    12.993399        2,760,505
Franklin Strategic Income
 Fund -- Class 1..............    2.40%        174,848    12.519934        2,189,091
Mutual Shares Securities
 Fund -- Class 2..............    0.55%          1,366    12.270479           16,757
Mutual Shares Securities
 Fund -- Class 2..............    0.70%          1,644    12.213683           20,082
Mutual Shares Securities
 Fund -- Class 2..............    0.95%        683,387    13.937527        9,524,727
Mutual Shares Securities
 Fund -- Class 2..............    1.10%         66,984    13.849719          927,715
Mutual Shares Securities
 Fund -- Class 2..............    1.15%         83,503    13.856339        1,157,040
Mutual Shares Securities
 Fund -- Class 2..............    1.25%          8,493    13.773651          116,983
Mutual Shares Securities
 Fund -- Class 2..............    1.30%        318,216    13.769037        4,381,524
Mutual Shares Securities
 Fund -- Class 2..............    1.35%        260,042    13.764424        3,579,334
Mutual Shares Securities
 Fund -- Class 2..............    1.40%      5,397,525    12.392633       66,889,541
Mutual Shares Securities
 Fund -- Class 2..............    1.45%         30,692    13.739774          421,705
Mutual Shares Securities
 Fund -- Class 2..............    1.50%          4,080    13.730022           56,019
Mutual Shares Securities
 Fund -- Class 2..............    1.55%        799,137    12.309222        9,836,749
Mutual Shares Securities
 Fund -- Class 2..............    1.60%        969,596    12.320435       11,945,847
Mutual Shares Securities
 Fund -- Class 2..............    1.65%      4,507,296    12.253938       55,232,120
Mutual Shares Securities
 Fund -- Class 2..............    1.70%      7,651,588    11.775911       90,104,415
Mutual Shares Securities
 Fund -- Class 2..............    1.75%      3,457,127    12.237517       42,306,656
Mutual Shares Securities
 Fund -- Class 2..............    1.80%        527,548    12.176064        6,423,454
Mutual Shares Securities
 Fund -- Class 2..............    1.85%      1,657,652    11.718745       19,425,597
Mutual Shares Securities
 Fund -- Class 2..............    1.90%      1,855,193    11.707323       21,719,338
Mutual Shares Securities
 Fund -- Class 2..............    1.95%        342,780    12.202832        4,182,887

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Mutual Shares Securities
 Fund -- Class 2..............    2.00%      5,838,281   $12.105133  $    70,673,167
Mutual Shares Securities
 Fund -- Class 2..............    2.05%     14,025,225    11.650472      163,400,491
Mutual Shares Securities
 Fund -- Class 2..............    2.10%        166,757    12.176898        2,030,582
Mutual Shares Securities
 Fund -- Class 2..............    2.15%        355,969    12.079412        4,299,891
Mutual Shares Securities
 Fund -- Class 2..............    2.20%      1,082,290    12.070829       13,064,134
Mutual Shares Securities
 Fund -- Class 2..............    2.25%        535,370    11.617453        6,219,640
Mutual Shares Securities
 Fund -- Class 2..............    2.30%        213,755    11.613561        2,482,459
Mutual Shares Securities
 Fund -- Class 2..............    2.35%        588,514    12.045176        7,088,753
Mutual Shares Securities
 Fund -- Class 2..............    2.40%        422,809    11.592760        4,901,518
Templeton Developing Markets
 Securities Fund --
 Class 1......................    0.95%         28,735    12.218910          351,112
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.10%             82    12.141869              998
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.15%             87    12.147709            1,060
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.30%          6,843    12.071131           82,598
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.35%         48,186    12.067090          581,465
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.40%        640,312    10.480643        6,710,884
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.55%        151,553    10.410044        1,577,678
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.60%         70,588    10.419579          735,499
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.65%        316,018    10.363275        3,274,977
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.70%        349,968    12.497086        4,373,576
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.75%        253,934    10.349402        2,628,064
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.80%         24,543    10.297373          252,725
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.85%         75,996    12.436355          945,117
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.90%         82,011    12.424247        1,018,930
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.95%         26,710    10.320069          275,645
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.00%        315,426    10.237356        3,229,125
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.05%        551,375    12.363872        6,817,124
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.10%         18,847    10.298143          194,090
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.15%         31,898    10.215611          325,862
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.20%        143,330    10.208376        1,463,164
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.25%         15,078    12.328852          185,899
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.30%         15,695    12.324720          193,438
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.35%         57,416    10.186685          584,874
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.40%         16,178    12.302650          199,029
Templeton Foreign Securities
 Fund -- Class 2..............    0.95%        124,710     9.642470        1,202,509
Templeton Foreign Securities
 Fund -- Class 2..............    1.10%         10,420     9.581671           99,844
Templeton Foreign Securities
 Fund -- Class 2..............    1.15%          8,660     9.586268           83,017
Templeton Foreign Securities
 Fund -- Class 2..............    1.25%          2,872     9.529014           27,368
Templeton Foreign Securities
 Fund -- Class 2..............    1.30%         77,495     9.525824          738,201
Templeton Foreign Securities
 Fund -- Class 2..............    1.35%        104,592     9.522636          995,995
Templeton Foreign Securities
 Fund -- Class 2..............    1.40%        967,322     9.150633        8,851,612
Templeton Foreign Securities
 Fund -- Class 2..............    1.45%          4,725     9.505576           44,913
Templeton Foreign Securities
 Fund -- Class 2..............    1.50%             65     9.498826              615
Templeton Foreign Securities
 Fund -- Class 2..............    1.55%        165,350     9.089033        1,502,871
Templeton Foreign Securities
 Fund -- Class 2..............    1.60%        130,414     9.097299        1,186,411
Templeton Foreign Securities
 Fund -- Class 2..............    1.65%        728,577     9.048175        6,592,289
Templeton Foreign Securities
 Fund -- Class 2..............    1.70%      1,781,123     8.679942       15,460,040
Templeton Foreign Securities
 Fund -- Class 2..............    1.75%        811,510     9.036033        7,332,828
Templeton Foreign Securities
 Fund -- Class 2..............    1.80%        120,952     8.990644        1,087,435

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Foreign Securities
 Fund -- Class 2..............    1.85%        213,873   $ 8.637769  $     1,847,387
Templeton Foreign Securities
 Fund -- Class 2..............    1.90%        310,041     8.629339        2,675,449
Templeton Foreign Securities
 Fund -- Class 2..............    1.95%         47,889     9.010420          431,501
Templeton Foreign Securities
 Fund -- Class 2..............    2.00%      1,301,150     8.938244       11,629,996
Templeton Foreign Securities
 Fund -- Class 2..............    2.05%      4,761,427     8.587413       40,888,341
Templeton Foreign Securities
 Fund -- Class 2..............    2.10%         23,629     8.991276          212,452
Templeton Foreign Securities
 Fund -- Class 2..............    2.15%        110,220     8.919245          983,080
Templeton Foreign Securities
 Fund -- Class 2..............    2.20%        175,973     8.912902        1,568,426
Templeton Foreign Securities
 Fund -- Class 2..............    2.25%         86,730     8.563086          742,673
Templeton Foreign Securities
 Fund -- Class 2..............    2.30%         60,218     8.560219          515,481
Templeton Foreign Securities
 Fund -- Class 2..............    2.35%        228,623     8.893951        2,033,365
Templeton Foreign Securities
 Fund -- Class 2..............    2.40%        124,575     8.544872        1,064,480
Templeton Global Asset
 Allocation Fund --
 Class 2......................    0.95%         75,891    12.252158          929,831
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.10%            746    12.174942            9,083
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.15%          2,600    12.180778           31,670
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.30%         11,152    12.104017          134,987
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.40%        499,740    11.680808        5,837,370
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.55%        163,481    11.602175        1,896,736
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.60%         53,155    11.612756          617,276
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.65%        158,306    11.550058        1,828,446
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.70%        119,187    10.922887        1,301,870
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.75%         39,785    11.534584          458,904
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.80%         32,483    11.476653          372,791
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.85%         46,522    10.869822          505,686
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.90%         63,245    10.859238          686,789
Templeton Global Asset
 Allocation Fund --
 Class 2......................    1.95%          3,006    11.501910           34,580
Templeton Global Asset
 Allocation Fund --
 Class 2......................    2.00%          7,365    11.409818           84,033
Templeton Global Asset
 Allocation Fund --
 Class 2......................    2.05%         17,761    10.806476          191,928
Templeton Global Asset
 Allocation Fund --
 Class 2......................    2.25%            132    10.775855            1,423
Templeton Global Asset
 Allocation Fund --
 Class 2......................    2.35%            367    11.353314            4,161
Templeton Growth Securities
 Fund -- Class 2..............    0.95%        112,054    11.697022        1,310,692
Templeton Growth Securities
 Fund -- Class 2..............    1.10%          1,442    11.623309           16,760
Templeton Growth Securities
 Fund -- Class 2..............    1.15%          8,873    11.628862          103,180
Templeton Growth Securities
 Fund -- Class 2..............    1.25%            770    11.559462            8,902
Templeton Growth Securities
 Fund -- Class 2..............    1.30%        106,398    11.555589        1,229,496
Templeton Growth Securities
 Fund -- Class 2..............    1.35%        167,094    11.551716        1,930,225
Templeton Growth Securities
 Fund -- Class 2..............    1.40%      1,439,286    10.829521       15,586,778
Templeton Growth Securities
 Fund -- Class 2..............    1.45%         16,949    11.531000          195,435
Templeton Growth Securities
 Fund -- Class 2..............    1.50%            457    11.522845            5,265
Templeton Growth Securities
 Fund -- Class 2..............    1.55%        305,292    10.756648        3,283,918
Templeton Growth Securities
 Fund -- Class 2..............    1.60%        238,144    10.766435        2,563,957
Templeton Growth Securities
 Fund -- Class 2..............    1.65%      1,647,373    10.708307       17,640,576
Templeton Growth Securities
 Fund -- Class 2..............    1.70%      2,366,136    10.592003       25,062,124
Templeton Growth Securities
 Fund -- Class 2..............    1.75%      1,114,069    10.693952       11,913,800
Templeton Growth Securities
 Fund -- Class 2..............    1.80%         99,573    10.640264        1,059,483
Templeton Growth Securities
 Fund -- Class 2..............    1.85%        400,580    10.540551        4,222,332
Templeton Growth Securities
 Fund -- Class 2..............    1.90%        435,212    10.530284        4,582,903
Templeton Growth Securities
 Fund -- Class 2..............    1.95%         77,438    10.663648          825,773

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Growth Securities
 Fund -- Class 2..............    2.00%      2,384,931   $10.578257  $    25,228,414
Templeton Growth Securities
 Fund -- Class 2..............    2.05%      4,823,511    10.479118       50,546,137
Templeton Growth Securities
 Fund -- Class 2..............    2.10%         52,318    10.640983          556,720
Templeton Growth Securities
 Fund -- Class 2..............    2.15%        111,848    10.555777        1,180,645
Templeton Growth Securities
 Fund -- Class 2..............    2.20%        467,250    10.548268        4,928,680
Templeton Growth Securities
 Fund -- Class 2..............    2.25%         93,891    10.449416          981,111
Templeton Growth Securities
 Fund -- Class 2..............    2.30%        110,166    10.445920        1,150,781
Templeton Growth Securities
 Fund -- Class 2..............    2.35%        250,870    10.525852        2,640,620
Templeton Growth Securities
 Fund -- Class 2..............    2.40%         95,900    10.427189          999,965
Mutual Discovery Securities
 Fund -- Class 2..............    0.95%          2,096    12.464859           26,124
Mutual Discovery Securities
 Fund -- Class 2..............    1.10%            108    12.452327            1,342
Mutual Discovery Securities
 Fund -- Class 2..............    1.30%         10,504    12.435649          130,622
Mutual Discovery Securities
 Fund -- Class 2..............    1.35%         58,159    12.431483          723,004
Mutual Discovery Securities
 Fund -- Class 2..............    1.40%         33,404    12.427308          415,115
Mutual Discovery Securities
 Fund -- Class 2..............    1.55%         11,924    12.414821          148,032
Mutual Discovery Securities
 Fund -- Class 2..............    1.60%         13,244    12.410664          164,368
Mutual Discovery Securities
 Fund -- Class 2..............    1.65%        126,057    12.406503        1,563,921
Mutual Discovery Securities
 Fund -- Class 2..............    1.70%        359,036    12.402336        4,452,886
Mutual Discovery Securities
 Fund -- Class 2..............    1.75%        159,451    12.398190        1,976,900
Mutual Discovery Securities
 Fund -- Class 2..............    1.80%          2,298    12.394034           28,484
Mutual Discovery Securities
 Fund -- Class 2..............    1.85%          9,704    12.389879          120,227
Mutual Discovery Securities
 Fund -- Class 2..............    1.90%         18,394    12.385725          227,818
Mutual Discovery Securities
 Fund -- Class 2..............    1.95%          6,176    12.381576           76,468
Mutual Discovery Securities
 Fund -- Class 2..............    2.00%        323,419    12.377434        4,003,101
Mutual Discovery Securities
 Fund -- Class 2..............    2.05%        745,370    12.373277        9,222,666
Mutual Discovery Securities
 Fund -- Class 2..............    2.10%          2,264    12.369131           27,997
Mutual Discovery Securities
 Fund -- Class 2..............    2.15%          6,160    12.364991           76,171
Mutual Discovery Securities
 Fund -- Class 2..............    2.20%         24,000    12.360851          296,664
Mutual Discovery Securities
 Fund -- Class 2..............    2.25%          7,460    12.356698           92,176
Mutual Discovery Securities
 Fund -- Class 2..............    2.30%         11,569    12.352566          142,905
Mutual Discovery Securities
 Fund -- Class 2..............    2.35%         73,635    12.348414          909,280
Mutual Discovery Securities
 Fund -- Class 2..............    2.40%          4,506    12.344283           55,625
Hartford Money Market HLS
 Fund -- Class IA.............    0.95%      1,099,600     1.094789        1,203,829
Hartford Money Market HLS
 Fund -- Class IA.............    1.10%         40,511     1.087888           44,072
Hartford Money Market HLS
 Fund -- Class IA.............    1.15%         53,949     1.088411           58,719
Hartford Money Market HLS
 Fund -- Class IA.............    1.30%        513,257     1.081545          555,110
Hartford Money Market HLS
 Fund -- Class IA.............    1.35%      1,569,361     1.081186        1,696,771
Hartford Money Market HLS
 Fund -- Class IA.............    1.40%     24,286,615     1.084814       26,346,460
Hartford Money Market HLS
 Fund -- Class IA.............    1.45%         81,869     1.079248           88,357
Hartford Money Market HLS
 Fund -- Class IA.............    1.55%      4,403,916     1.077511        4,745,268
Hartford Money Market HLS
 Fund -- Class IA.............    1.60%      5,452,546     1.078497        5,880,554
Hartford Money Market HLS
 Fund -- Class IA.............    1.65%     35,888,630     1.072666       38,496,514
Hartford Money Market HLS
 Fund -- Class IA.............    1.70%     32,703,796     1.020252       33,366,113
Hartford Money Market HLS
 Fund -- Class IA.............    1.75%     10,026,392     1.071226       10,740,532
Hartford Money Market HLS
 Fund -- Class IA.............    1.80%      2,729,930     1.065846        2,909,685
Hartford Money Market HLS
 Fund -- Class IA.............    1.85%      7,953,222     1.015299        8,074,898
Hartford Money Market HLS
 Fund -- Class IA.............    1.90%      6,124,271     1.014313        6,211,927
Hartford Money Market HLS
 Fund -- Class IA.............    1.95%      1,610,127     1.068197        1,719,933

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............    2.00%     28,160,040   $ 1.059640  $    29,839,505
Hartford Money Market HLS
 Fund -- Class IA.............    2.05%     51,142,888     1.009369       51,622,046
Hartford Money Market HLS
 Fund -- Class IA.............    2.10%        697,383     1.065930          743,361
Hartford Money Market HLS
 Fund -- Class IA.............    2.15%      1,837,632     1.057396        1,943,105
Hartford Money Market HLS
 Fund -- Class IA.............    2.20%      3,513,825     1.056644        3,712,862
Hartford Money Market HLS
 Fund -- Class IA.............    2.25%      2,111,972     1.006508        2,125,716
Hartford Money Market HLS
 Fund -- Class IA.............    2.30%      1,748,513     1.006168        1,759,298
Hartford Money Market HLS
 Fund -- Class IA.............    2.35%      4,490,224     1.054398        4,734,484
Hartford Money Market HLS
 Fund -- Class IA.............    2.40%      1,686,673     1.004366        1,694,037
MFS Capital Opportunities
 Series -- Class INIT.........    0.95%        191,756     8.215084        1,575,292
MFS Capital Opportunities
 Series -- Class INIT.........    1.10%         22,969     8.163263          187,502
MFS Capital Opportunities
 Series -- Class INIT.........    1.15%         11,869     8.167164           96,939
MFS Capital Opportunities
 Series -- Class INIT.........    1.25%          3,125     8.118378           25,367
MFS Capital Opportunities
 Series -- Class INIT.........    1.30%         65,751     8.115663          533,613
MFS Capital Opportunities
 Series -- Class INIT.........    1.35%         37,084     8.112936          300,860
MFS Capital Opportunities
 Series -- Class INIT.........    1.40%      2,544,057     7.628186       19,406,539
MFS Capital Opportunities
 Series -- Class INIT.........    1.45%            313     8.098398            2,537
MFS Capital Opportunities
 Series -- Class INIT.........    1.50%          1,341     8.092657           10,849
MFS Capital Opportunities
 Series -- Class INIT.........    1.55%        407,669     7.576803        3,088,830
MFS Capital Opportunities
 Series -- Class INIT.........    1.60%        197,330     7.583687        1,496,487
MFS Capital Opportunities
 Series -- Class INIT.........    1.65%      1,131,038     7.542747        8,531,133
MFS Capital Opportunities
 Series -- Class INIT.........    1.70%      1,462,912     5.719048        8,366,462
MFS Capital Opportunities
 Series -- Class INIT.........    1.75%        284,358     7.532623        2,141,961
MFS Capital Opportunities
 Series -- Class INIT.........    1.80%        217,289     7.494780        1,628,535
MFS Capital Opportunities
 Series -- Class INIT.........    1.85%        458,880     5.691224        2,611,591
MFS Capital Opportunities
 Series -- Class INIT.........    1.90%        454,233     5.685704        2,582,634
MFS Capital Opportunities
 Series -- Class INIT.........    1.95%         14,851     7.511279          111,553
MFS Capital Opportunities
 Series -- Class INIT.........    2.00%        500,396     7.451069        3,728,481
MFS Capital Opportunities
 Series -- Class INIT.........    2.05%      1,162,272     5.658051        6,576,192
MFS Capital Opportunities
 Series -- Class INIT.........    2.10%         37,249     7.495316          279,191
MFS Capital Opportunities
 Series -- Class INIT.........    2.15%         21,555     7.435228          160,267
MFS Capital Opportunities
 Series -- Class INIT.........    2.20%         77,908     7.429944          578,851
MFS Capital Opportunities
 Series -- Class INIT.........    2.25%         62,721     5.642001          353,872
MFS Capital Opportunities
 Series -- Class INIT.........    2.30%         43,975     5.640114          248,025
MFS Capital Opportunities
 Series -- Class INIT.........    2.35%         66,572     7.414145          493,577
MFS Capital Opportunities
 Series -- Class INIT.........    2.40%         44,326     5.630022          249,554
MFS Emerging Growth Series --
 Class INIT...................    0.95%        186,039     6.876662        1,279,328
MFS Emerging Growth Series --
 Class INIT...................    1.10%         16,028     6.833287          109,526
MFS Emerging Growth Series --
 Class INIT...................    1.15%          6,873     6.836544           46,989
MFS Emerging Growth Series --
 Class INIT...................    1.25%          1,402     6.795685            9,526
MFS Emerging Growth Series --
 Class INIT...................    1.30%         24,400     6.793415          165,758
MFS Emerging Growth Series --
 Class INIT...................    1.35%         18,422     6.791141          125,105
MFS Emerging Growth Series --
 Class INIT...................    1.40%      2,446,162     6.725746       16,452,264
MFS Emerging Growth Series --
 Class INIT...................    1.50%            254     6.774160            1,720
MFS Emerging Growth Series --
 Class INIT...................    1.55%        489,614     6.680438        3,270,836
MFS Emerging Growth Series --
 Class INIT...................    1.60%        239,414     6.686511        1,600,846
MFS Emerging Growth Series --
 Class INIT...................    1.65%        818,951     6.650406        5,446,356
MFS Emerging Growth Series --
 Class INIT...................    1.70%      1,078,945     4.436852        4,787,120

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Emerging Growth Series --
 Class INIT...................    1.75%        487,626   $ 6.641472  $     3,238,556
MFS Emerging Growth Series --
 Class INIT...................    1.80%        112,793     6.608113          745,350
MFS Emerging Growth Series --
 Class INIT...................    1.85%        379,657     4.415265        1,676,286
MFS Emerging Growth Series --
 Class INIT...................    1.90%        368,808     4.410970        1,626,801
MFS Emerging Growth Series --
 Class INIT...................    1.95%         21,310     6.622651          141,126
MFS Emerging Growth Series --
 Class INIT...................    2.00%        535,802     6.569559        3,519,985
MFS Emerging Growth Series --
 Class INIT...................    2.05%      1,654,266     4.389508        7,261,414
MFS Emerging Growth Series --
 Class INIT...................    2.10%         40,815     6.608571          269,729
MFS Emerging Growth Series --
 Class INIT...................    2.15%         43,016     6.555592          281,995
MFS Emerging Growth Series --
 Class INIT...................    2.20%         76,657     6.550948          502,178
MFS Emerging Growth Series --
 Class INIT...................    2.25%         67,212     4.377069          294,190
MFS Emerging Growth Series --
 Class INIT...................    2.30%         70,727     4.375601          309,471
MFS Emerging Growth Series --
 Class INIT...................    2.35%        163,750     6.537013        1,070,434
MFS Emerging Growth Series --
 Class INIT...................    2.40%        168,777     4.367772          737,179
MFS Global Equity Series --
 Class INIT...................    0.95%         25,087    10.927292          274,129
MFS Global Equity Series --
 Class INIT...................    1.10%          3,499    10.858419           37,992
MFS Global Equity Series --
 Class INIT...................    1.15%            362    10.863619            3,932
MFS Global Equity Series --
 Class INIT...................    1.30%          1,781    10.795123           19,230
MFS Global Equity Series --
 Class INIT...................    1.35%      10.791504        5,471           59,039
MFS Global Equity Series --
 Class INIT...................    1.40%        188,597    10.336359        1,949,408
MFS Global Equity Series --
 Class INIT...................    1.55%         41,019    10.266783          421,128
MFS Global Equity Series --
 Class INIT...................    1.60%         15,572    10.276104          160,020
MFS Global Equity Series --
 Class INIT...................    1.65%        115,239    10.220648        1,177,817
MFS Global Equity Series --
 Class INIT...................    1.70%        158,246     9.270460        1,467,015
MFS Global Equity Series --
 Class INIT...................    1.75%         88,331    10.206949          901,586
MFS Global Equity Series --
 Class INIT...................    1.80%          8,270    10.155708           83,982
MFS Global Equity Series --
 Class INIT...................    1.85%         38,893     9.225433          358,804
MFS Global Equity Series --
 Class INIT...................    1.90%         45,334     9.216435          417,819
MFS Global Equity Series --
 Class INIT...................    1.95%          2,897    10.178021           29,488
MFS Global Equity Series --
 Class INIT...................    2.00%        218,314    10.096520        2,204,210
MFS Global Equity Series --
 Class INIT...................    2.05%        305,755     9.171657        2,804,277
MFS Global Equity Series --
 Class INIT...................    2.10%          4,237    10.156366           43,031
MFS Global Equity Series --
 Class INIT...................    2.15%          8,677    10.075031           87,419
MFS Global Equity Series --
 Class INIT...................    2.20%         78,245    10.067890          787,764
MFS Global Equity Series --
 Class INIT...................    2.25%          5,477     9.145673           50,091
MFS Global Equity Series --
 Class INIT...................    2.30%          4,826     9.142608           44,121
MFS Global Equity Series --
 Class INIT...................    2.35%         10,190    10.046478          102,375
MFS Global Equity Series --
 Class INIT...................    2.40%          8,027     9.126212           73,255
MFS High Income Series --
 Class INIT...................    0.55%            661    12.177952            8,053
MFS High Income Series --
 Class INIT...................    0.95%        294,781    11.379739        3,354,536
MFS High Income Series --
 Class INIT...................    1.10%         28,279    11.308050          319,781
MFS High Income Series --
 Class INIT...................    1.15%         14,446    11.313480          163,437
MFS High Income Series --
 Class INIT...................    1.25%         13,948    11.245961          156,861
MFS High Income Series --
 Class INIT...................    1.30%        181,224    11.242187        2,037,349
MFS High Income Series --
 Class INIT...................    1.35%        130,671    11.238419        1,468,538
MFS High Income Series --
 Class INIT...................    1.40%      1,759,214    10.954533       19,271,365
MFS High Income Series --
 Class INIT...................    1.45%          7,955    11.218306           89,240
MFS High Income Series --
 Class INIT...................    1.50%            302    11.210350            3,385

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS High Income Series --
 Class INIT...................    1.55%        313,283   $10.880843  $     3,408,780
MFS High Income Series --
 Class INIT...................    1.60%        190,086    10.890772        2,070,184
MFS High Income Series --
 Class INIT...................    1.65%      2,018,474    10.831964       21,864,037
MFS High Income Series --
 Class INIT...................    1.70%      2,748,961    10.962068       30,134,293
MFS High Income Series --
 Class INIT...................    1.75%      1,182,284    10.817477       12,789,331
MFS High Income Series --
 Class INIT...................    1.80%        106,007    10.763173        1,140,972
MFS High Income Series --
 Class INIT...................    1.85%        497,042    10.908809        5,422,139
MFS High Income Series --
 Class INIT...................    1.90%        539,435    10.898244        5,878,892
MFS High Income Series --
 Class INIT...................    1.95%        102,928    10.786823        1,110,265
MFS High Income Series --
 Class INIT...................    2.00%      2,317,779    10.700498       24,801,386
MFS High Income Series --
 Class INIT...................    2.05%      4,993,785    10.845292       54,159,056
MFS High Income Series --
 Class INIT...................    2.10%        143,780    10.763900        1,547,633
MFS High Income Series --
 Class INIT...................    2.15%        137,092    10.677756        1,463,838
MFS High Income Series --
 Class INIT...................    2.20%        465,074    10.670177        4,962,421
MFS High Income Series --
 Class INIT...................    2.25%        338,272    10.814572        3,658,266
MFS High Income Series --
 Class INIT...................    2.30%         76,376    10.810951          825,692
MFS High Income Series --
 Class INIT...................    2.35%        271,234    10.647511        2,887,966
MFS High Income Series --
 Class INIT...................    2.40%        147,107    10.791577        1,587,517
MFS Investors Growth Stock
 Series -- Class INIT.........    0.95%        222,636     7.621247        1,696,765
MFS Investors Growth Stock
 Series -- Class INIT.........    1.10%         45,084     7.573204          341,427
MFS Investors Growth Stock
 Series -- Class INIT.........    1.15%         22,344     7.576830          169,294
MFS Investors Growth Stock
 Series -- Class INIT.........    1.30%         26,509     7.529035          199,585
MFS Investors Growth Stock
 Series -- Class INIT.........    1.35%         73,329     7.526512          551,912
MFS Investors Growth Stock
 Series -- Class INIT.........    1.40%      3,977,070     7.209750       28,673,678
MFS Investors Growth Stock
 Series -- Class INIT.........    1.55%        904,595     7.161204        6,477,989
MFS Investors Growth Stock
 Series -- Class INIT.........    1.60%        603,158     7.167716        4,323,262
MFS Investors Growth Stock
 Series -- Class INIT.........    1.65%      1,211,708     7.129019        8,638,287
MFS Investors Growth Stock
 Series -- Class INIT.........    1.70%      1,983,141     5.602114       11,109,783
MFS Investors Growth Stock
 Series -- Class INIT.........    1.75%      1,818,669     7.119454       12,947,933
MFS Investors Growth Stock
 Series -- Class INIT.........    1.80%        142,118     7.083702        1,006,723
MFS Investors Growth Stock
 Series -- Class INIT.........    1.85%        518,715     5.574876        2,891,772
MFS Investors Growth Stock
 Series -- Class INIT.........    1.90%        709,506     5.569458        3,951,562
MFS Investors Growth Stock
 Series -- Class INIT.........    1.95%         82,445     7.099274          585,302
MFS Investors Growth Stock
 Series -- Class INIT.........    2.00%        986,274     7.042384        6,945,721
MFS Investors Growth Stock
 Series -- Class INIT.........    2.05%      3,204,247     5.542378       17,759,146
MFS Investors Growth Stock
 Series -- Class INIT.........    2.10%         70,731     7.084167          501,070
MFS Investors Growth Stock
 Series -- Class INIT.........    2.15%         68,274     7.027413          479,790
MFS Investors Growth Stock
 Series -- Class INIT.........    2.20%        165,651     7.022435        1,163,273
MFS Investors Growth Stock
 Series -- Class INIT.........    2.25%        141,333     5.526664          781,100
MFS Investors Growth Stock
 Series -- Class INIT.........    2.30%         74,092     5.524814          409,344
MFS Investors Growth Stock
 Series -- Class INIT.........    2.35%         77,831     7.007495          545,399
MFS Investors Growth Stock
 Series -- Class INIT.........    2.40%         76,918     5.514903          424,197
MFS Investors Trust Series --
 Class INIT...................    0.70%          1,854     7.940149           14,722
MFS Investors Trust Series --
 Class INIT...................    0.95%        329,768     8.689248        2,865,437
MFS Investors Trust Series --
 Class INIT...................    1.10%         56,435     8.634497          487,289
MFS Investors Trust Series --
 Class INIT...................    1.15%         31,880     8.638601          275,396
MFS Investors Trust Series --
 Class INIT...................    1.25%          1,208     8.587024           10,375
MFS Investors Trust Series --
 Class INIT...................    1.30%         36,199     8.584149          310,738

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Investors Trust Series --
 Class INIT...................    1.35%         64,692   $ 8.581266  $       555,137
MFS Investors Trust Series --
 Class INIT...................    1.40%      4,255,649     7.632109       32,479,579
MFS Investors Trust Series --
 Class INIT...................    1.45%          2,410     8.565890           20,642
MFS Investors Trust Series --
 Class INIT...................    1.55%      1,006,650     7.580707        7,631,119
MFS Investors Trust Series --
 Class INIT...................    1.60%        446,067     7.587614        3,384,582
MFS Investors Trust Series --
 Class INIT...................    1.65%      1,144,787     7.546657        8,639,312
MFS Investors Trust Series --
 Class INIT...................    1.70%      1,713,532     7.475362       12,809,274
MFS Investors Trust Series --
 Class INIT...................    1.75%      1,323,114     7.536513        9,971,665
MFS Investors Trust Series --
 Class INIT...................    1.80%        185,133     7.498681        1,388,250
MFS Investors Trust Series --
 Class INIT...................    1.85%        344,068     7.439013        2,559,529
MFS Investors Trust Series --
 Class INIT...................    1.90%        439,616     7.431781        3,267,126
MFS Investors Trust Series --
 Class INIT...................    1.95%        108,861     7.515157          818,104
MFS Investors Trust Series --
 Class INIT...................    2.00%      1,401,873     7.454958       10,450,903
MFS Investors Trust Series --
 Class INIT...................    2.05%      3,079,663     7.395647       22,776,101
MFS Investors Trust Series --
 Class INIT...................    2.10%         60,446     7.499172          453,291
MFS Investors Trust Series --
 Class INIT...................    2.15%        128,920     7.439112          959,051
MFS Investors Trust Series --
 Class INIT...................    2.20%        211,844     7.433837        1,574,814
MFS Investors Trust Series --
 Class INIT...................    2.25%         66,728     7.374698          492,101
MFS Investors Trust Series --
 Class INIT...................    2.30%         42,226     7.372223          311,301
MFS Investors Trust Series --
 Class INIT...................    2.35%        158,931     7.418037        1,178,958
MFS Investors Trust Series --
 Class INIT...................    2.40%         62,425     7.359018          459,389
MFS Mid Cap Growth Series --
 Class INIT...................    0.55%          1,484     5.397197            8,009
MFS Mid Cap Growth Series --
 Class INIT...................    0.70%          1,811     5.370246            9,727
MFS Mid Cap Growth Series --
 Class INIT...................    0.95%        252,362     5.325653        1,343,991
MFS Mid Cap Growth Series --
 Class INIT...................    1.10%         25,941     5.299072          137,461
MFS Mid Cap Growth Series --
 Class INIT...................    1.15%         46,777     5.294593          247,664
MFS Mid Cap Growth Series --
 Class INIT...................    1.25%         19,452     5.269933          102,512
MFS Mid Cap Growth Series --
 Class INIT...................    1.30%        152,995     5.268162          806,003
MFS Mid Cap Growth Series --
 Class INIT...................    1.35%        162,220     5.266406          854,317
MFS Mid Cap Growth Series --
 Class INIT...................    1.40%       5.246307    2,862,900       15,019,652
MFS Mid Cap Growth Series --
 Class INIT...................    1.50%            700     5.253250            3,677
MFS Mid Cap Growth Series --
 Class INIT...................    1.55%        435,770     5.220130        2,274,776
MFS Mid Cap Growth Series --
 Class INIT...................    1.60%        777,100     5.215704        4,053,125
MFS Mid Cap Growth Series --
 Class INIT...................    1.65%      2,059,434     5.202737       10,714,692
MFS Mid Cap Growth Series --
 Class INIT...................    1.70%      3,361,093     5.616566       18,877,803
MFS Mid Cap Growth Series --
 Class INIT...................    1.75%      2,039,751     5.189682       10,585,658
MFS Mid Cap Growth Series --
 Class INIT...................    1.80%        228,126     5.176768        1,180,955
MFS Mid Cap Growth Series --
 Class INIT...................    1.85%        831,935     5.589228        4,649,876
MFS Mid Cap Growth Series --
 Class INIT...................    1.90%      1,063,431     5.583781        5,937,965
MFS Mid Cap Growth Series --
 Class INIT...................    1.95%        192,830     5.174971          997,890
MFS Mid Cap Growth Series --
 Class INIT...................    2.00%      2,842,978     5.146564       14,631,567
MFS Mid Cap Growth Series --
 Class INIT...................    2.05%      4,970,759     5.556628       27,620,657
MFS Mid Cap Growth Series --
 Class INIT...................    2.10%         86,027     5.163967          444,239
MFS Mid Cap Growth Series --
 Class INIT...................    2.15%        208,861     5.135644        1,072,636
MFS Mid Cap Growth Series --
 Class INIT...................    2.20%        520,652     5.131998        2,671,987
MFS Mid Cap Growth Series --
 Class INIT...................    2.25%        243,715     5.540877        1,350,394
MFS Mid Cap Growth Series --
 Class INIT...................    2.30%        205,797     5.539022        1,139,915
MFS Mid Cap Growth Series --
 Class INIT...................    2.35%        456,555     5.121071        2,338,051

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Mid Cap Growth Series --
 Class INIT...................    2.40%        371,854   $ 5.529101  $     2,056,021
MFS New Discovery Series --
 Class INIT...................    0.55%          1,133     8.817375            9,993
MFS New Discovery Series --
 Class INIT...................    0.70%            776     8.776533            6,811
MFS New Discovery Series --
 Class INIT...................    0.95%         53,910    12.655700          682,274
MFS New Discovery Series --
 Class INIT...................    1.10%         19,141    12.575889          240,709
MFS New Discovery Series --
 Class INIT...................    1.15%          5,018    12.581915           63,132
MFS New Discovery Series --
 Class INIT...................    1.25%          2,025    12.506779           25,322
MFS New Discovery Series --
 Class INIT...................    1.30%         21,795    12.502577          272,494
MFS New Discovery Series --
 Class INIT...................    1.35%         53,769    12.498397          672,028
MFS New Discovery Series --
 Class INIT...................    1.40%      1,083,112    11.535228       12,493,942
MFS New Discovery Series --
 Class INIT...................    1.55%        193,235    11.457548        2,213,996
MFS New Discovery Series --
 Class INIT...................    1.60%        133,804    11.467979        1,534,464
MFS New Discovery Series --
 Class INIT...................    1.65%      1,094,811    11.406055       12,487,477
MFS New Discovery Series --
 Class INIT...................    1.70%      1,753,102     7.556391       13,247,121
MFS New Discovery Series --
 Class INIT...................    1.75%        459,013    11.390754        5,228,504
MFS New Discovery Series --
 Class INIT...................    1.80%        174,107    11.333556        1,973,252
MFS New Discovery Series --
 Class INIT...................    1.85%        399,267     7.519643        3,002,345
MFS New Discovery Series --
 Class INIT...................    1.90%        344,809     7.512319        2,590,314
MFS New Discovery Series --
 Class INIT...................    1.95%         80,877    11.358493          918,640
MFS New Discovery Series --
 Class INIT...................    2.00%      1,009,904    11.267463       11,379,059
MFS New Discovery Series --
 Class INIT...................    2.05%      3,574,807     7.475796       26,724,525
MFS New Discovery Series --
 Class INIT...................    2.10%         23,135    11.334344          262,223
MFS New Discovery Series --
 Class INIT...................    2.15%         46,195    11.243527          519,397
MFS New Discovery Series --
 Class INIT...................    2.20%        134,585    11.235558        1,512,137
MFS New Discovery Series --
 Class INIT...................    2.25%        106,022     7.454638          790,358
MFS New Discovery Series --
 Class INIT...................    2.30%         53,679     7.452130          400,022
MFS New Discovery Series --
 Class INIT...................    2.35%         89,769    11.211676        1,006,459
MFS New Discovery Series --
 Class INIT...................    2.40%        146,875     7.438770        1,092,568
MFS Total Return Series --
 Class INIT...................    0.55%          4,316    11.286721           48,715
MFS Total Return Series --
 Class INIT...................    0.70%          1,935    11.234480           21,733
MFS Total Return Series --
 Class INIT...................    0.95%      1,459,303    12.779699       18,649,449
MFS Total Return Series --
 Class INIT...................    1.10%        167,566    12.699202        2,127,953
MFS Total Return Series --
 Class INIT...................    1.15%        110,243    12.705253        1,400,662
MFS Total Return Series --
 Class INIT...................    1.25%         46,024    12.629457          581,260
MFS Total Return Series --
 Class INIT...................    1.30%        961,120    12.625230       12,134,354
MFS Total Return Series --
 Class INIT...................    1.35%        357,209    12.620993        4,508,333
MFS Total Return Series --
 Class INIT...................    1.40%      6,899,891    11.767538       81,194,723
MFS Total Return Series --
 Class INIT...................    1.45%         38,071    12.598379          479,637
MFS Total Return Series --
 Class INIT...................    1.50%          9,006    12.589450          113,386
MFS Total Return Series --
 Class INIT...................    1.55%      1,099,674    11.688332       12,853,357
MFS Total Return Series --
 Class INIT...................    1.60%      1,122,652    11.698987       13,133,890
MFS Total Return Series --
 Class INIT...................    1.65%      5,266,920    11.635848       61,285,079
MFS Total Return Series --
 Class INIT...................    1.70%      8,861,576    11.033602       97,775,103
MFS Total Return Series --
 Class INIT...................    1.75%      4,904,976    11.620241       56,997,007
MFS Total Return Series --
 Class INIT...................    1.80%        791,714    11.561918        9,153,728
MFS Total Return Series --
 Class INIT...................    1.85%      1,724,944    10.980003       18,939,891
MFS Total Return Series --
 Class INIT...................    1.90%      1,952,486    10.969333       21,417,472
MFS Total Return Series --
 Class INIT...................    1.95%        333,771    11.587298        3,867,503

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Total Return Series --
 Class INIT...................    2.00%      6,700,403   $11.494584  $    77,018,344
MFS Total Return Series --
 Class INIT...................    2.05%     13,537,339    10.916051      147,774,285
MFS Total Return Series --
 Class INIT...................    2.10%        183,178    11.562669        2,118,028
MFS Total Return Series --
 Class INIT...................    2.15%        459,346    11.470140        5,268,764
MFS Total Return Series --
 Class INIT...................    2.20%      1,138,934    11.462018       13,054,484
MFS Total Return Series --
 Class INIT...................    2.25%        456,438    10.885106        4,968,372
MFS Total Return Series --
 Class INIT...................    2.30%        186,398    10.881450        2,028,278
MFS Total Return Series --
 Class INIT...................    2.35%        767,935    11.437631        8,783,356
MFS Total Return Series --
 Class INIT...................    2.40%        327,395    10.861973        3,556,151
MFS Value Series --
 Class INIT...................    0.95%         11,228    12.275213          137,822
MFS Value Series --
 Class INIT...................    1.30%          4,342    12.246454           53,171
MFS Value Series --
 Class INIT...................    1.35%         43,407    12.242356          531,403
MFS Value Series --
 Class INIT...................    1.40%         34,015    12.238255          416,282
MFS Value Series --
 Class INIT...................    1.55%          5,800    12.225963           70,913
MFS Value Series --
 Class INIT...................    1.60%            980    12.221858           11,981
MFS Value Series --
 Class INIT...................    1.65%         71,566    12.217766          874,373
MFS Value Series --
 Class INIT...................    1.70%        203,637    12.213670        2,487,156
MFS Value Series --
 Class INIT...................    1.75%         36,139    12.209580          441,237
MFS Value Series --
 Class INIT...................    1.80%          5,849    12.205492           71,394
MFS Value Series --
 Class INIT...................    1.85%          2,584    12.201401           31,526
MFS Value Series --
 Class INIT...................    1.90%         10,614    12.197317          129,467
MFS Value Series --
 Class INIT...................    1.95%         10,927    12.193228          133,231
MFS Value Series --
 Class INIT...................    2.00%        215,673    12.189143        2,628,863
MFS Value Series --
 Class INIT...................    2.05%        439,376    12.185054        5,353,826
MFS Value Series --
 Class INIT...................    2.10%          4,653    12.180979           56,679
MFS Value Series --
 Class INIT...................    2.15%          6,751    12.176895           82,208
MFS Value Series --
 Class INIT...................    2.20%         10,533    12.172810          128,214
MFS Value Series --
 Class INIT...................    2.25%          8,617    12.168740          104,850
MFS Value Series --
 Class INIT...................    2.30%         36,713    12.164659          446,600
MFS Value Series --
 Class INIT...................    2.35%         53,263    12.160581          647,708
MFS Value Series --
 Class INIT...................    2.40%         12,764    12.156508          155,161
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    1.40%         27,635     7.455626          206,034
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    1.55%          6,076     7.409175           45,021
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    1.65%          2,099     9.493744           19,931
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    1.70%            126     9.485125            1,191
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    1.75%         18,011     7.365984          132,668
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    1.90%          6,439     9.450656           60,852
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    2.00%          8,911     9.433476           84,058
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    2.05%         40,011     9.424894          377,096
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    2.15%          4,926     9.413430           46,369
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    2.20%          4,359     9.406750           41,000
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    2.35%          7,344     9.386757           68,936
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........    2.40%            854     9.378222            8,009
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.40%         58,799     8.219869          483,316
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.55%         40,020     8.168643          326,909
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.60%            643     8.171958            5,251
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.65%          2,772    10.039523           27,824
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.70%          6,449    10.030385           64,689

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.75%         59,414   $ 8.121040  $       482,500
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.85%          1,606    10.003037           16,064
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    1.90%         16,897     9.993957          168,871
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.00%         24,015     9.975779          239,567
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.05%         54,283     9.966707          541,026
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.10%          3,059     8.080802           24,717
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.15%         12,016     9.954583          119,612
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.20%         35,207     9.947521          350,219
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.25%          5,856     9.938474           58,202
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.35%          8,241     9.926369           81,804
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........    2.40%          9,107     9.917343           90,313
Jennison 20/20 Focus
 Portfolio -- Class II........    1.70%        275,927     0.937825          258,772
Jennison 20/20 Focus
 Portfolio -- Class II........    1.90%         41,969     0.932525           39,137
Jennison 20/20 Focus
 Portfolio -- Class II........    2.05%         15,694     0.928578           14,573
Jennison 20/20 Focus
 Portfolio -- Class II........    2.20%         40,566     0.927249           37,615
Jennison Portfolio --
 Class II.....................    1.70%        133,812     0.771563          103,244
Jennison Portfolio --
 Class II.....................    1.85%         61,484     0.768266           47,236
Jennison Portfolio --
 Class II.....................    1.90%        643,219     0.767189          493,470
Jennison Portfolio --
 Class II.....................    2.05%        115,030     0.763919           87,874
Jennison Portfolio --
 Class II.....................    2.25%         34,808     0.761765           26,516
Prudential Value Portfolio --
 Class II.....................    1.70%        184,611     0.900515          166,245
Prudential Value Portfolio --
 Class II.....................    1.85%         43,926     0.896909           39,398
Prudential Value
 Portfolio Class II...........    2.05%        216,461     0.892125          193,110
Prudential Value Portfolio --
 Class II.....................    2.20%        193,769     0.890789          172,607
Prudential Jennison
 International Growth
 Portfolio -- Class II........    2.05%          8,480     0.758357            6,431
Wells Fargo Asset Allocation
 Fund.........................    1.35%         34,431     1.067708           36,763
Wells Fargo Asset Allocation
 Fund.........................    1.70%        141,023     1.061382          149,679
Wells Fargo Asset Allocation
 Fund.........................    2.05%        257,505     1.054934          271,651
Wells Fargo Asset Allocation
 Fund.........................    2.35%          6,843     1.052236            7,201
Wells Fargo Total Return Bond
 Fund.........................    1.70%         47,933     1.111298           53,267
Wells Fargo Total Return Bond
 Fund.........................    2.05%        524,132     1.104570          578,941
Wells Fargo Total Return Bond
 Fund.........................    2.35%        308,509     1.101736          339,895
Wells Fargo Equity Income
 Fund.........................    1.70%          3,571     1.047810            3,741
Wells Fargo Equity Income
 Fund.........................    2.05%        159,119     1.041435          165,712
Wells Fargo Equity Income
 Fund.........................    2.35%         78,150     1.038773           81,180
Wells Fargo Equity Value
 Fund.........................    2.05%         31,340     0.971940           30,461
Wells Fargo Equity Value
 Fund.........................    2.35%        114,717     0.969458          111,213
Wells Fargo Growth Fund.......    1.70%          2,308     0.945828            2,183
Wells Fargo Growth Fund.......    2.35%          5,317     0.937667            4,986
Wells Fargo International
 Equity Fund..................    1.70%          2,520     1.033934            2,605
Wells Fargo International
 Equity Fund..................    2.05%         69,417     1.027669           71,338
Wells Fargo International
 Equity Fund..................    2.35%         16,662     1.025020           17,079
Wells Fargo Large Company
 Growth Fund..................    1.70%         20,126     0.991033           19,945
Wells Fargo Large Company
 Growth Fund..................    2.05%        482,547     0.985036          475,326
Wells Fargo Large Company
 Growth Fund..................    2.35%        134,488     0.982513          132,136
Wells Fargo Money Market
 Fund.........................    2.05%        339,445     0.978814          332,253
Wells Fargo Small Cap Growth
 Fund.........................    1.70%         19,545     0.981616           19,186
Wells Fargo Small Cap Growth
 Fund.........................    2.00%         13,476     0.975992           13,152

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Small Cap Growth
 Fund.........................    2.05%        122,563   $ 0.975657  $       119,579
Wells Fargo Small Cap Growth
 Fund.........................    2.35%         43,499     0.973154           42,331
                                                                     ---------------
    SUB-TOTAL.................                                       $11,982,821,785
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. Basic Value Fund --
 Class I......................    1.65%         10,446     1.177836           12,304
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.70%          8,035     1.160187            9,322
AIM V.I. Government Securities
 Fund -- Class I..............    1.40%          2,616     1.077038            2,817
AIM V.I. Government Securities
 Fund -- Class I..............    1.65%          8,935     1.070908            9,568
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.40%          9,008     1.268337           11,425
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.65%         15,363     1.261150           19,376
AIM V.I. Premier Equity
 Fund -- Class I..............    1.40%         24,592     0.989995           24,346
American Funds Asset
 Allocation Fund --
 Class 2......................    1.40%         17,615    10.347080          182,262
American Funds Asset
 Allocation Fund --
 Class 2......................    1.70%          5,777    10.467149           60,466
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.40%         69,224     0.918968           63,614
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.70%         10,483     0.912117            9,562
American Funds Bond Fund --
 Class 2......................    1.40%         25,565    12.734176          325,554
American Funds Bond Fund --
 Class 2......................    1.65%          1,486    12.591671           18,706
American Funds Bond Fund --
 Class 2......................    1.70%          2,606    12.154623           31,674
American Funds Global Growth
 Fund -- Class 2..............    1.40%         23,848    10.622754          253,326
American Funds Growth Fund --
 Class 2......................    1.40%         59,919    10.459587          626,728
American Funds Growth Fund --
 Class 2......................    1.65%          4,015    10.342448           41,528
American Funds Growth Fund --
 Class 2......................    1.70%          1,346     7.219468            9,719
American Funds Growth-Income
 Fund -- Class 2..............    1.40%        138,244    10.857374        1,500,963
American Funds Growth-Income
 Fund -- Class 2..............    1.70%            877    10.891444            9,554
American Funds International
 Fund -- Class 2..............    1.40%         11,952     9.940938          118,812
American Funds New World
 Fund -- Class 2..............    1.40%            552    12.105012            6,685
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.40%          6,596    11.782892           77,724
Franklin Strategic Income
 Fund -- Class 1..............    1.40%          4,047    13.368091           54,103
Franklin Real Estate Fund --
 Class 2......................    1.40%            624    16.445011           10,262
Franklin Real Estate Fund --
 Class 2......................    1.70%          2,002    14.883594           29,799
Franklin Small Cap Fund --
 Class 2......................    1.40%          1,038    11.135937           11,554
Franklin Small Cap Fund --
 Class 2......................    1.65%            498    11.011218            5,479
Franklin Income Securities
 Fund -- Class 2..............    1.40%            183    12.005999            2,199
Mutual Shares Securities
 Fund -- Class 2..............    1.40%         18,602    12.392633          230,531
Mutual Shares Securities
 Fund -- Class 2..............    1.70%          3,400    11.775911           40,036
Templeton Foreign Securities
 Fund -- Class 2..............    1.40%         12,607     9.150633          115,361
Templeton Global Asset
 Allocation Fund* --
 Class 2......................    1.40%            973    11.680808           11,370
Templeton Growth Securities
 Fund -- Class 2..............    1.40%          2,916    10.829521           31,583
Templeton Growth Securities
 Fund -- Class 2..............    1.65%            409    10.708307            4,382
Hartford Money Market HLS
 Fund -- Class IA.............    1.40%          8,340     1.084814            9,047
Hartford Money Market HLS
 Fund -- Class IA.............    1.70%          9,682     1.020252            9,878
MFS Capital Opportunities
 Series -- Class INIT.........    1.40%          3,215     7.628186           24,524
MFS Emerging Growth Series --
 Class INIT...................    1.40%          2,509     6.725746           16,873
MFS High Income Series --
 Class INIT...................    1.40%          1,367    10.954533           14,979
MFS High Income Series --
 Class INIT...................    1.65%            473    10.831964            5,125
MFS Investors Growth Stock
 Series -- Class INIT.........    1.40%          4,520     7.209750           32,584
MFS Investors Trust Series --
 Class INIT...................    1.40%          1,468     7.632109           11,202

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS New Discovery Series --
 Class INIT...................    1.40%         12,739   $11.535228  $       146,948
MFS New Discovery Series --
 Class INIT...................    1.65%            558    11.406055            6,368
MFS Total Return Series --
 Class INIT...................    1.40%         41,026    11.767538          482,777
MFS Total Return Series --
 Class INIT...................    1.70%          5,455    11.033602           60,193
                                                                     ---------------
    SUB-TOTAL.................                                       $     4,793,192
                                                                     ---------------
GRAND TOTAL...................                                       $11,987,614,977
                                                                     ===============

  #  Rounded unit prices.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $    56,708     $  --
                           ----------    -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (375,589)    (1,945,633)      (452,205)
                           ----------    -----------     ----------
    Net investment income
     (loss)..............    (375,589)    (1,888,925)      (452,205)
                           ----------    -----------     ----------
CAPITAL GAINS INCOME.....      --            --             --
                           ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     181,550        141,379        (15,671)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....   5,827,792     38,169,912      6,452,919
                           ----------    -----------     ----------
    Net gain (loss) on
     investments.........   6,009,342     38,311,291      6,437,248
                           ----------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $5,633,753    $36,422,366     $5,985,043
                           ==========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V. I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ --             $  --           $ 5,861,790      $   43,899     $  --             $   187,356
                              ----------       ----------      -----------      ----------     -----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (359,323)        (200,514)      (3,903,661)        (95,319)     (1,919,459)         (705,548)
                              ----------       ----------      -----------      ----------     -----------       -----------
    Net investment income
     (loss)..............       (359,323)        (200,514)       1,958,129         (51,420)     (1,919,459)         (518,192)
                              ----------       ----------      -----------      ----------     -----------       -----------
CAPITAL GAINS INCOME.....       --                --                88,606         --            1,158,344          --
                              ----------       ----------      -----------      ----------     -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        464,079           35,204         (255,690)       (251,369)        (22,493)           47,860
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      5,894,670        3,451,855       (3,633,209)      1,634,299      30,076,515        10,097,445
                              ----------       ----------      -----------      ----------     -----------       -----------
    Net gain (loss) on
     investments.........      6,358,749        3,487,059       (3,888,899)      1,382,930      30,054,022        10,145,305
                              ----------       ----------      -----------      ----------     -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,999,426       $3,286,545      $(1,842,164)     $1,331,510     $29,292,907       $ 9,627,113
                              ==========       ==========      ===========      ==========     ===========       ===========


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                            SUB-ACCOUNT (A)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $   317
                                -------
EXPENSE:
  Mortality and expense
   undertakings..........        (1,371)
                                -------
    Net investment income
     (loss)..............        (1,054)
                                -------
CAPITAL GAINS INCOME.....           358
                                -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (29)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        35,647
                                -------
    Net gain (loss) on
     investments.........        35,618
                                -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $34,922
                                =======

(a)  From inception, October 16, 2003 to December 31, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $ 18,326,406         $   --           $20,189,837
                               ------------         ------------     -----------
EXPENSE:
  Mortality and expense
   undertakings..........        (9,284,725)          (7,567,959)     (8,578,060)
                               ------------         ------------     -----------
    Net investment income
     (loss)..............         9,041,681           (7,567,959)     11,611,777
                               ------------         ------------     -----------
CAPITAL GAINS INCOME.....         --                    --               --
                               ------------         ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (5,789)              69,789           5,852
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       113,240,541          143,653,846      43,288,363
                               ------------         ------------     -----------
    Net gain (loss) on
     investments.........       113,234,752          143,723,635      43,294,215
                               ------------         ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $122,276,433         $136,155,676     $54,905,992
                               ============         ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                             AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  ------------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............     $   766,229       $  1,712,715      $ 18,279,814        $ 3,355,062       $   772,470
                              -----------       ------------      ------------        -----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (2,902,104)       (18,462,226)      (21,480,450)        (3,157,934)         (706,664)
                              -----------       ------------      ------------        -----------       -----------
    Net investment income
     (loss)..............      (2,135,875)       (16,749,511)       (3,200,636)           197,128            65,806
                              -----------       ------------      ------------        -----------       -----------
CAPITAL GAINS INCOME.....        --                 --               --                  --                 --
                              -----------       ------------      ------------        -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          56,463            (42,739)         (130,360)          (286,469)           66,229
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      63,933,226        378,826,262       410,210,254         68,191,945        16,394,421
                              -----------       ------------      ------------        -----------       -----------
    Net gain (loss) on
     investments.........      63,989,689        378,783,523       410,079,894         67,905,476        16,460,650
                              -----------       ------------      ------------        -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $61,853,814       $362,034,012      $406,879,258        $68,102,604       $16,526,456
                              ===========       ============      ============        ===========       ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT           SUB-ACCOUNT (B)
                           -------------------  -------------------------
INVESTMENT INCOME:
  Dividends..............      $   461,719             $   47,492
                               -----------             ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (1,233,435)              (353,855)
                               -----------             ----------
    Net investment income
     (loss)..............         (771,716)              (306,363)
                               -----------             ----------
CAPITAL GAINS INCOME.....        --                       154,902
                               -----------             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          118,414                  3,546
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       36,604,605              5,904,861
                               -----------             ----------
    Net gain (loss) on
     investments.........       36,723,019              5,908,407
                               -----------             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $35,951,303             $5,756,946
                               ===========             ==========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 7,026,048      $   63,703      $  807,342
                             -----------      ----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (2,758,394)       (188,091)       (457,629)
                             -----------      ----------      ----------
    Net investment income
     (loss)..............      4,267,654        (124,388)        349,713
                             -----------      ----------      ----------
CAPITAL GAINS INCOME.....       --               --              --
                             -----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         28,606         (18,631)        246,595
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     43,105,739       2,945,949       8,754,206
                             -----------      ----------      ----------
    Net gain (loss) on
     investments.........     43,134,345       2,927,318       9,000,801
                             -----------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $47,401,999      $2,802,930      $9,350,514
                             ===========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL   STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND      SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                           SUB-ACCOUNT (C)    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  --            $ 3,931,000       $ 4,004,311        $  230,573         $   942,108
                             -----------      -----------       -----------        ----------         -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (2,546,346)      (2,498,018)       (6,462,379)         (296,694)           (964,059)
                             -----------      -----------       -----------        ----------         -----------
    Net investment income
     (loss)..............     (2,546,346)       1,432,982        (2,458,068)          (66,121)            (21,951)
                             -----------      -----------       -----------        ----------         -----------
CAPITAL GAINS INCOME.....       --               --                --                --                  --
                             -----------      -----------       -----------        ----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (4,147,739)          13,428            19,597           146,986              33,051
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     59,134,447       23,917,995        97,538,258         9,146,217          19,100,609
                             -----------      -----------       -----------        ----------         -----------
    Net gain (loss) on
     investments.........     54,986,708       23,931,423        97,557,855         9,293,203          19,133,660
                             -----------      -----------       -----------        ----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $52,440,362      $25,364,405       $95,099,787        $9,227,082         $19,111,709
                             ===========      ===========       ===========        ==========         ===========


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  343,031          $ 1,376,828
                                ----------          -----------
EXPENSE:
  Mortality and expense
   undertakings..........         (179,640)          (1,568,331)
                                ----------          -----------
    Net investment income
     (loss)..............          163,391             (191,503)
                                ----------          -----------
CAPITAL GAINS INCOME.....        --                    --
                                ----------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            8,490               64,000
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        3,402,136           31,258,346
                                ----------          -----------
    Net gain (loss) on
     investments.........        3,410,626           31,322,346
                                ----------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $3,574,017          $31,130,843
                                ==========          ===========

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                           SUB-ACCOUNT (D)     SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
INVESTMENT INCOME:
  Dividends..............     $   38,106       $ 1,932,830        $   122,182
                              ----------       -----------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (106,997)       (4,123,974)          (792,582)
                              ----------       -----------        -----------
    Net investment income
     (loss)..............        (68,891)       (2,191,144)          (670,400)
                              ----------       -----------        -----------
CAPITAL GAINS INCOME.....       --                --                --
                              ----------       -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          4,664                48         (2,196,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      2,239,507          --               15,455,841
                              ----------       -----------        -----------
    Net gain (loss) on
     investments.........      2,244,171                48         13,259,026
                              ----------       -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,175,280       $(2,191,096)       $12,588,626
                              ==========       ===========        ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --         $    4,316     $ 4,380,939       $ --              $   539,517    $   --
                            -----------    ----------     -----------       -----------       -----------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (604,856)     (141,080)     (2,116,872)       (1,289,310)       (1,337,575)    (1,315,153)
                            -----------    ----------     -----------       -----------       -----------    -----------
    Net investment income
     (loss)..............      (604,856)     (136,764)      2,264,067        (1,289,310)         (798,058)    (1,315,153)
                            -----------    ----------     -----------       -----------       -----------    -----------
CAPITAL GAINS INCOME.....       --            --              --              --                  --             --
                            -----------    ----------     -----------       -----------       -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (3,146,002)          210         (49,386)         (286,424)         (729,106)        (8,862)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    13,889,927     2,521,344      17,395,148        18,086,063        19,595,193     25,449,171
                            -----------    ----------     -----------       -----------       -----------    -----------
    Net gain (loss) on
     investments.........    10,743,925     2,521,554      17,345,762        17,799,639        18,866,087     25,440,309
                            -----------    ----------     -----------       -----------       -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $10,139,069    $2,384,790     $19,609,829       $16,510,329       $18,068,029    $24,125,156
                            ===========    ==========     ===========       ===========       ===========    ===========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MFS NEW DISCOVERY    MFS TOTAL       MFS VALUE
                                SERIES        RETURN SERIES      SERIES
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  --            $ 6,977,863     $  --
                              -----------      -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,045,641)      (7,369,860)       (68,845)
                              -----------      -----------     ----------
    Net investment income
     (loss)..............      (1,045,641)        (391,997)       (68,845)
                              -----------      -----------     ----------
CAPITAL GAINS INCOME.....        --                --             --
                              -----------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (236,341)          67,199          8,850
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      19,616,695       72,425,815      1,468,102
                              -----------      -----------     ----------
    Net gain (loss) on
     investments.........      19,380,354       72,493,014      1,476,952
                              -----------      -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $18,334,713      $72,101,017     $1,408,107
                              ===========      ===========     ==========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                          MERRILL LYNCH  MERRILL LYNCH                                                      PRUDENTIAL JENNISON
                          GLOBAL GROWTH LARGE CAP GROWTH JENNISON 20/20                       PRUDENTIAL       INTERNATIONAL
                            V.I. FUND      V.I. FUND     FOCUS PORTFOLIO JENNISON PORTFOLIO VALUE PORTFOLIO   GROWTH PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT (E)    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                          ------------- ---------------- --------------- ------------------ --------------- --------------------
INVESTMENT INCOME:
  Dividends..............   $  9,831        $ 16,216         $--              $--              $  5,351        $   --
                            --------        --------         -------          --------         --------        -------------
EXPENSE:
  Mortality and expense
   undertakings..........    (14,300)        (36,652)         (5,245)          (11,813)          (8,546)                (100)
                            --------        --------         -------          --------         --------        -------------
    Net investment income
     (loss)..............     (4,469)        (20,436)         (5,245)          (11,813)          (3,195)                (100)
                            --------        --------         -------          --------         --------        -------------
CAPITAL GAINS INCOME.....     --             --              --               --                --                 --
                            --------        --------         -------          --------         --------        -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (6,303)        (10,853)         (3,982)           (1,767)             592                  110
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    278,071         716,239          84,514           181,635          112,701                1,912
                            --------        --------         -------          --------         --------        -------------
    Net gain (loss) on
     investments.........    271,768         705,386          80,532           179,868          113,293                2,022
                            --------        --------         -------          --------         --------        -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $267,299        $684,950         $75,287          $168,055         $110,098        $       1,922
                            ========        ========         =======          ========         ========        =============

(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    WELLS FARGO      WELLS FARGO
                                WELLS FARGO        TOTAL RETURN        EQUITY
                           ASSET ALLOCATION FUND     BOND FUND       INCOME FUND
                              SUB-ACCOUNT (B)     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                           ---------------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............         $ 1,806             $ 5,212          $   631
                                  -------             -------          -------
EXPENSE:
  Mortality and expense
   undertakings..........          (2,134)             (3,519)            (599)
                                  -------             -------          -------
    Net investment income
     (loss)..............            (328)              1,693               32
                                  -------             -------          -------
CAPITAL GAINS INCOME.....        --                   --               --
                                  -------             -------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           7,342              (1,615)             572
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....          20,924               6,468           12,045
                                  -------             -------          -------
    Net gain (loss) on
     investments.........          28,266               4,853           12,617
                                  -------             -------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $27,938             $ 6,546          $12,649
                                  =======             =======          =======

(b)  From inception, August 11, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             WELLS FARGO                       WELLS FARGO      WELLS FARGO
                               EQUITY         WELLS FARGO     INTERNATIONAL    LARGE COMPANY      WELLS FARGO
                             VALUE FUND       GROWTH FUND      EQUITY FUND      GROWTH FUND    MONEY MARKET FUND
                           SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                           ---------------  ---------------  ---------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $  612          --$               $--              $--               $   197
                               ------            ----            ------           -------           -------
EXPENSE:
  Mortality and expense
   undertakings..........        (485)             (7)             (105)           (1,332)           (1,039)
                               ------            ----            ------           -------           -------
    Net investment income
     (loss)..............         127              (7)             (105)           (1,332)             (842)
                               ------            ----            ------           -------           -------
CAPITAL GAINS INCOME.....      --              --                --               --                --
                               ------            ----            ------           -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           7          --                     3                 7           --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       9,179             261             4,133            16,196           --
                               ------            ----            ------           -------           -------
    Net gain (loss) on
     investments.........       9,186             261             4,136            16,203           --
                               ------            ----            ------           -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $9,313            $254            $4,031           $14,871           $  (842)
                               ======            ====            ======           =======           =======


                                WELLS FARGO
                           SMALL CAP GROWTH FUND
                              SUB-ACCOUNT (B)
                           ---------------------
INVESTMENT INCOME:
  Dividends..............       --$
                                  ------
EXPENSE:
  Mortality and expense
   undertakings..........           (279)
                                  ------
    Net investment income
     (loss)..............           (279)
                                  ------
CAPITAL GAINS INCOME.....       --
                                  ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              4
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....          4,772
                                  ------
    Net gain (loss) on
     investments.........          4,776
                                  ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $4,497
                                  ======

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (375,589)  $ (1,888,925)   $  (452,205)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........      181,550        141,379        (15,671)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,827,792     38,169,912      6,452,919
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,633,753     36,422,366      5,985,043
                           -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............   17,500,087     64,547,269     14,991,080
  Net transfers..........    2,055,922     39,931,784     10,736,768
  Surrenders for benefit
   payments and fees.....     (810,534)    (4,188,276)    (1,097,567)
  Net annuity
   transactions..........      --                (933)       --
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   18,745,475    100,289,844     24,630,281
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........   24,379,228    136,712,210     30,615,324
NET ASSETS:
  Beginning of year......    8,949,808     59,271,382     12,673,301
                           -----------   ------------    -----------
  End of year............  $33,329,036   $195,983,592    $43,288,625
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V. I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (359,323)     $  (200,514)   $  1,958,129     $   (51,420)    $ (1,919,459)     $  (518,192)
  Capital gains income...        --                --               88,606         --             1,158,344         --
  Net realized gain
   (loss) on security
   transactions..........         464,079           35,204        (255,690)       (251,369)         (22,493)          47,860
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,894,670        3,451,855      (3,633,209)      1,634,299       30,076,515       10,097,445
                              -----------      -----------    ------------     -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,999,426        3,286,545      (1,842,164)      1,331,510       29,292,907        9,627,113
                              -----------      -----------    ------------     -----------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............      14,856,794       10,677,838     122,134,590       4,728,741       82,548,428       27,404,020
  Net transfers..........       7,878,437        6,987,590      (5,126,032)      4,584,771       54,378,246       17,505,829
  Surrenders for benefit
   payments and fees.....        (837,427)        (587,275)    (16,195,127)     (3,665,838)      (3,981,891)      (1,620,099)
  Net annuity
   transactions..........        --                 (3,054)         (1,032)        --                 4,509           (1,314)
                              -----------      -----------    ------------     -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      21,897,804       17,075,099     100,812,399       5,647,674      132,949,292       43,288,436
                              -----------      -----------    ------------     -----------     ------------      -----------
  Net increase (decrease)
   in net assets.........      27,897,230       20,361,644      98,970,235       6,979,184      162,242,199       52,915,549
NET ASSETS:
  Beginning of year......       8,651,347        3,378,184     152,090,608       2,613,287       42,917,043       19,998,729
                              -----------      -----------    ------------     -----------     ------------      -----------
  End of year............     $36,548,577      $23,739,828    $251,060,843     $ 9,592,471     $205,159,242      $72,914,278
                              ===========      ===========    ============     ===========     ============      ===========


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (1,054)
  Capital gains income...             358
  Net realized gain
   (loss) on security
   transactions..........             (29)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          35,647
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          34,922
                               ----------
UNIT TRANSACTIONS:
  Purchases..............         796,381
  Net transfers..........         435,158
  Surrenders for benefit
   payments and fees.....            (476)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,231,063
                               ----------
  Net increase (decrease)
   in net assets.........       1,265,985
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $1,265,985
                               ==========

(a)  From inception, October 16, 2003 to December 31, 2003.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $  9,041,681         $ (7,567,959)    $ 11,611,777
  Capital gains income...         --                    --               --
  Net realized gain
   (loss) on security
   transactions..........            (5,789)              69,789            5,852
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       113,240,541          143,653,846       43,288,363
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       122,276,433          136,155,676       54,905,992
                               ------------         ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       289,334,757          258,870,367      214,631,241
  Net transfers..........       216,852,000          168,368,420      143,206,041
  Surrenders for benefit
   payments and fees.....       (27,032,407)         (16,951,370)     (29,642,285)
  Net annuity
   transactions..........            11,121               19,400          107,035
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       479,165,471          410,306,817      328,302,032
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets.........       601,441,904          546,462,493      383,208,024
NET ASSETS:
  Beginning of year......       337,721,406          231,086,623      346,297,619
                               ------------         ------------     ------------
  End of year............      $939,163,310         $777,549,116     $729,505,643
                               ============         ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND    GROWTH FUND     GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (2,135,875)     $  (16,749,511)    $   (3,200,636)      $    197,128      $    65,806
  Capital gains income...        --                  --                 --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........           56,463             (42,739)          (130,360)          (286,469)          66,229
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       63,933,226         378,826,262        410,210,254         68,191,945       16,394,421
                              ------------      --------------     --------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       61,853,814         362,034,012        406,879,258         68,102,604       16,526,456
                              ------------      --------------     --------------       ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       70,296,507         584,584,277        590,055,637         76,432,112       16,558,476
  Net transfers..........       40,547,346         314,170,335        351,145,278         38,316,155        9,542,115
  Surrenders for benefit
   payments and fees.....       (7,556,994)        (44,852,350)       (59,262,866)       (12,336,450)      (2,116,162)
  Net annuity
   transactions..........          100,466             168,048            116,410             65,222            2,841
                              ------------      --------------     --------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      103,387,325         854,070,310        882,054,459        102,477,039       23,987,270
                              ------------      --------------     --------------       ------------      -----------
  Net increase (decrease)
   in net assets.........      165,241,139       1,216,104,322      1,288,933,717        170,579,643       40,513,726
NET ASSETS:
  Beginning of year......      127,954,242         671,364,993        878,764,583        144,187,909       32,353,177
                              ------------      --------------     --------------       ------------      -----------
  End of year............     $293,195,381      $1,887,469,315     $2,167,698,300       $314,767,552      $72,866,903
                              ============      ==============     ==============       ============      ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT           SUB-ACCOUNT (B)
                           -------------------  -------------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (771,716)            $  (306,363)
  Capital gains income...        --                        154,902
  Net realized gain
   (loss) on security
   transactions..........          118,414                   3,546
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       36,604,605               5,904,861
                              ------------             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       35,951,303               5,756,946
                              ------------             -----------
UNIT TRANSACTIONS:
  Purchases..............       36,247,292              52,711,580
  Net transfers..........       22,670,347              29,864,673
  Surrenders for benefit
   payments and fees.....       (3,484,850)               (564,538)
  Net annuity
   transactions..........           56,740              --
                              ------------             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       55,489,529              82,011,715
                              ------------             -----------
  Net increase (decrease)
   in net assets.........       91,440,832              87,768,661
NET ASSETS:
  Beginning of year......       48,978,095              --
                              ------------             -----------
  End of year............     $140,418,927             $87,768,661
                              ============             ===========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  4,267,654      $  (124,388)    $   349,713
  Capital gains income...       --               --               --
  Net realized gain
   (loss) on security
   transactions..........         28,606          (18,631)        246,595
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     43,105,739        2,945,949       8,754,206
                            ------------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     47,401,999        2,802,930       9,350,514
                            ------------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    178,790,581       13,868,159         179,788
  Net transfers..........    122,764,396        7,144,252      (1,388,842)
  Surrenders for benefit
   payments and fees.....     (7,776,618)        (371,036)     (1,876,797)
  Net annuity
   transactions..........          2,017         --                (8,210)
                            ------------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    293,780,376       20,641,375      (3,094,061)
                            ------------      -----------     -----------
  Net increase (decrease)
   in net assets.........    341,182,375       23,444,305       6,256,453
NET ASSETS:
  Beginning of year......     33,008,263        3,100,063      29,577,939
                            ------------      -----------     -----------
  End of year............   $374,190,638      $26,544,368     $35,834,392
                            ============      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                                FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL   STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND      SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                           SUB-ACCOUNT (C)    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (2,546,346)     $  1,432,982     $ (2,458,068)      $   (66,121)       $    (21,951)
  Capital gains income...       --                --               --                --                  --
  Net realized gain
   (loss) on security
   transactions..........     (4,147,739)           13,428           19,597           146,986              33,051
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     59,134,447        23,917,995       97,538,258         9,146,217          19,100,609
                            ------------      ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     52,440,362        25,364,405       95,099,787         9,227,082          19,111,709
                            ------------      ------------     ------------       -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............     75,473,010        89,764,102      179,763,284        10,253,369          43,739,350
  Net transfers..........     55,269,400        74,756,291      123,916,645         7,388,398          20,176,811
  Surrenders for benefit
   payments and fees.....     (6,288,309)       (8,755,790)     (16,561,324)         (856,841)         (2,184,379)
  Net annuity
   transactions..........          6,378            (4,499)          19,789          --                    (5,631)
                            ------------      ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    124,460,479       155,760,104      287,138,394        16,784,926          61,726,151
                            ------------      ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets.........    176,900,841       181,124,509      382,238,181        26,012,008          80,837,860
NET ASSETS:
  Beginning of year......     90,813,451        72,692,873      240,461,511         9,990,925          29,076,080
                            ------------      ------------     ------------       -----------        ------------
  End of year............   $267,714,292      $253,817,382     $622,699,692       $36,002,933        $109,913,940
                            ============      ============     ============       ===========        ============


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $   163,391         $   (191,503)
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........             8,490               64,000
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,402,136           31,258,346
                                -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         3,574,017           31,130,843
                                -----------         ------------
UNIT TRANSACTIONS:
  Purchases..............           100,869           69,274,792
  Net transfers..........          (379,122)          36,249,344
  Surrenders for benefit
   payments and fees.....          (956,002)          (4,257,384)
  Net annuity
   transactions..........            (4,176)             (38,962)
                                -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,238,431)         101,227,790
                                -----------         ------------
  Net increase (decrease)
   in net assets.........         2,335,586          132,358,633
NET ASSETS:
  Beginning of year......        12,603,348           47,432,004
                                -----------         ------------
  End of year............       $14,938,934         $179,790,637
                                ===========         ============

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                           SUB-ACCOUNT (D)     SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (68,891)     $  (2,191,144)      $  (670,400)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........          4,664                 48        (2,196,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,239,507           --              15,455,841
                             -----------      -------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,175,280         (2,191,096)       12,588,626
                             -----------      -------------       -----------
UNIT TRANSACTIONS:
  Purchases..............     15,819,675        188,039,346         7,775,493
  Net transfers..........      7,156,202       (126,516,697)        1,756,949
  Surrenders for benefit
   payments and fees.....       (269,261)      (107,456,847)       (2,987,209)
  Net annuity
   transactions..........       --                   (4,885)           22,297
                             -----------      -------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     22,706,616        (45,939,083)        6,567,530
                             -----------      -------------       -----------
  Net increase (decrease)
   in net assets.........     24,881,896        (48,130,179)       19,156,156
NET ASSETS:
  Beginning of year......       --              288,462,260        46,235,062
                             -----------      -------------       -----------
  End of year............    $24,881,896      $ 240,332,081       $65,391,218
                             ===========      =============       ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (604,856)   $  (136,764)  $  2,264,067      $ (1,289,310)     $   (798,058)  $ (1,315,153)
  Capital gains income...       --             --             --              --                  --             --
  Net realized gain
   (loss) on security
   transactions..........    (3,146,002)           210        (49,386)         (286,424)         (729,106)        (8,862)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    13,889,927      2,521,344     17,395,148        18,086,063        19,595,193     25,449,171
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,139,069      2,384,790     19,609,829        16,510,329        18,068,029     24,125,156
                            -----------    -----------   ------------      ------------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     9,544,834      3,706,239     72,937,077        22,126,701        27,623,025     35,539,869
  Net transfers..........     4,550,419      2,628,409     63,974,843        15,379,320        16,155,429     26,356,997
  Surrenders for benefit
   payments and fees.....    (2,152,101)      (436,211)    (7,316,394)       (4,283,335)       (4,214,265)    (3,366,707)
  Net annuity
   transactions..........       (22,665)       --               4,052             1,614           (31,990)       --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,920,487      5,898,437    129,599,578        33,224,300        39,532,199     58,530,159
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets.........    22,059,556      8,283,227    149,209,407        49,734,629        57,600,228     82,655,315
NET ASSETS:
  Beginning of year......    32,927,385      5,274,705     57,395,910        62,872,269        68,555,159     48,475,905
                            -----------    -----------   ------------      ------------      ------------   ------------
  End of year............   $54,986,941    $13,557,932   $206,605,317      $112,606,898      $126,155,387   $131,131,220
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MFS NEW DISCOVERY    MFS TOTAL       MFS VALUE
                                SERIES        RETURN SERIES      SERIES
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,045,641)    $   (391,997)    $   (68,845)
  Capital gains income...        --                --             --
  Net realized gain
   (loss) on security
   transactions..........        (236,341)          67,199           8,850
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      19,616,695       72,425,815       1,468,102
                             ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      18,334,713       72,101,017       1,408,107
                             ------------     ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............      27,759,059      198,384,191       9,508,678
  Net transfers..........      17,332,314      146,109,609       4,179,100
  Surrenders for benefit
   payments and fees.....      (2,862,247)     (21,463,034)       (101,820)
  Net annuity
   transactions..........          96,741          184,916        --
                             ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      42,325,867      323,215,682      13,585,958
                             ------------     ------------     -----------
  Net increase (decrease)
   in net assets.........      60,660,580      395,316,699      14,994,065
NET ASSETS:
  Beginning of year......      40,842,302      286,479,568        --
                             ------------     ------------     -----------
  End of year............    $101,502,882     $681,796,267     $14,994,065
                             ============     ============     ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           MERRILL LYNCH   MERRILL LYNCH
                           GLOBAL GROWTH  LARGE CAP GROWTH  JENNISON 20/20                         PRUDENTIAL
                             V.I. FUND       V.I. FUND      FOCUS PORTFOLIO  JENNISON PORTFOLIO  VALUE PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (E)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  ---------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (4,469)      $  (20,436)       $ (5,245)          $(11,813)         $ (3,195)
  Capital gains income...      --              --               --                --                 --
  Net realized gain
   (loss) on security
   transactions..........       (6,303)         (10,853)         (3,982)            (1,767)              592
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      278,071          716,239          84,514            181,635           112,701
                            ----------       ----------        --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      267,299          684,950          75,287            168,055           110,098
                            ----------       ----------        --------           --------          --------
UNIT TRANSACTIONS:
  Purchases..............      233,646          817,900          64,016             13,440            47,240
  Net transfers..........       19,357          478,002         (29,406)             9,348           132,949
  Surrenders for benefit
   payments and fees.....      (30,021)        (102,005)        (36,076)           (19,054)           (4,323)
  Net annuity
   transactions..........      --              --               --                --                 --
                            ----------       ----------        --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      222,982        1,193,897          (1,466)             3,734           175,866
                            ----------       ----------        --------           --------          --------
  Net increase (decrease)
   in net assets.........      490,281        1,878,847          73,821            171,789           285,964
NET ASSETS:
  Beginning of year......      600,884        1,202,037         276,276            586,551           285,396
                            ----------       ----------        --------           --------          --------
  End of year............   $1,091,165       $3,080,884        $350,097           $758,340          $571,360
                            ==========       ==========        ========           ========          ========

                           PRUDENTIAL JENNISON
                              INTERNATIONAL
                            GROWTH PORTFOLIO
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................        $  (100)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........            110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          1,912
                                 -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,922
                                 -------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........          4,820
  Surrenders for benefit
   payments and fees.....         (1,547)
  Net annuity
   transactions..........       --
                                 -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          3,273
                                 -------
  Net increase (decrease)
   in net assets.........          5,195
NET ASSETS:
  Beginning of year......          1,236
                                 -------
  End of year............        $ 6,431
                                 =======

(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    WELLS FARGO      WELLS FARGO
                                WELLS FARGO        TOTAL RETURN        EQUITY
                           ASSET ALLOCATION FUND     BOND FUND       INCOME FUND
                              SUB-ACCOUNT (B)     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                           ---------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $     (328)         $    1,693        $     32
  Capital gains income...        --                    --              --
  Net realized gain
   (loss) on security
   transactions..........            7,342              (1,615)            572
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           20,924               6,468          12,045
                                ----------          ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           27,938               6,546          12,649
                                ----------          ----------        --------
UNIT TRANSACTIONS:
  Purchases..............        1,240,756           1,241,880         336,274
  Net transfers..........         (803,400)           (270,838)        (97,547)
  Surrenders for benefit
   payments and fees.....        --                     (5,485)           (743)
  Net annuity
   transactions..........        --                    --              --
                                ----------          ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          437,356             965,557         237,984
                                ----------          ----------        --------
  Net increase (decrease)
   in net assets.........          465,294             972,103         250,633
NET ASSETS:
  Beginning of year......        --                    --              --
                                ----------          ----------        --------
  End of year............       $  465,294          $  972,103        $250,633
                                ==========          ==========        ========

(b)  From inception, August 11, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                             WELLS FARGO                       WELLS FARGO      WELLS FARGO
                               EQUITY         WELLS FARGO     INTERNATIONAL    LARGE COMPANY      WELLS FARGO
                             VALUE FUND       GROWTH FUND      EQUITY FUND      GROWTH FUND    MONEY MARKET FUND
                           SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                           ---------------  ---------------  ---------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    127          $   (7)          $  (105)        $ (1,332)         $   (842)
  Capital gains income...      --               --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........            7          --                     3                7           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,179             261             4,133           16,196           --
                              --------          ------           -------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,313             254             4,031           14,871              (842)
                              --------          ------           -------         --------          --------
UNIT TRANSACTIONS:
  Purchases..............      129,263           6,915            86,653          577,516           430,580
  Net transfers..........        3,400          --                   338           36,336           (97,485)
  Surrenders for benefit
   payments and fees.....         (302)         --               --                (1,316)          --
  Net annuity
   transactions..........      --               --               --               --                --
                              --------          ------           -------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      132,361           6,915            86,991          612,536           333,095
                              --------          ------           -------         --------          --------
  Net increase (decrease)
   in net assets.........      141,674           7,169            91,022          627,407           332,253
NET ASSETS:
  Beginning of year......      --               --               --               --                --
                              --------          ------           -------         --------          --------
  End of year............     $141,674          $7,169           $91,022         $627,407          $332,253
                              ========          ======           =======         ========          ========


                                WELLS FARGO
                           SMALL CAP GROWTH FUND
                              SUB-ACCOUNT (B)
                           ---------------------
OPERATIONS:
  Net investment income
   (loss)................        $   (279)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........               4
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           4,772
                                 --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           4,497
                                 --------
UNIT TRANSACTIONS:
  Purchases..............         188,978
  Net transfers..........             773
  Surrenders for benefit
   payments and fees.....        --
  Net annuity
   transactions..........        --
                                 --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         189,751
                                 --------
  Net increase (decrease)
   in net assets.........         194,248
NET ASSETS:
  Beginning of year......        --
                                 --------
  End of year............        $194,248
                                 ========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (55,406)   $  (475,692)    $   (89,175)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........     (19,753)       (62,782)        (51,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (738,434)    (8,387,115)     (1,566,239)
                           ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (813,593)    (8,925,589)     (1,706,650)
                           ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   6,793,577     33,202,101       5,953,043
  Net transfers..........   2,336,689     29,203,041       6,794,055
  Surrenders for benefit
   payments and fees.....    (135,374)    (1,079,616)       (197,174)
  Net annuity
   transactions..........      --             10,230         --
                           ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   8,994,892     61,335,756      12,549,924
                           ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........   8,181,299     52,410,167      10,843,274
NET ASSETS:
  Beginning of year......     768,509      6,861,215       1,830,027
                           ----------    -----------     -----------
  End of year............  $8,949,808    $59,271,382     $12,673,301
                           ==========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                              AIM V.I. DENT     AIM V.I.         AIM V. I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT      INTERNATIONAL   AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND    GROWTH FUND    CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT (B)   SUB-ACCOUNT (D)
                           -----------------  -------------  ---------------  ---------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (65,125)     $  (26,470)    $  1,818,709      $  (22,234)      $  (272,596)      $   (66,216)
  Capital gains income...        --               --              --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........         (40,518)        (28,775)           5,907       2,125,026           (50,638)          (63,407)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,102,742)       (574,881)       2,227,867        (172,728)       (2,362,330)       (2,885,956)
                              -----------      ----------     ------------      ----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,208,385)       (630,126)       4,052,483       1,930,064        (2,685,564)       (3,015,579)
                              -----------      ----------     ------------      ----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       5,065,135       1,947,972       51,404,667       1,429,780        23,392,539        12,284,855
  Net transfers..........       3,632,125       1,594,324       93,945,013        (409,484)       20,049,435         9,239,059
  Surrenders for benefit
   payments and fees.....         (85,729)        (85,363)      (3,139,303)       (571,849)         (830,519)         (327,883)
  Net annuity
   transactions..........        --               (21,818)          13,194         --                 22,131            21,032
                              -----------      ----------     ------------      ----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       8,611,531       3,435,115      142,223,571         448,447        42,633,586        21,217,063
                              -----------      ----------     ------------      ----------       -----------       -----------
  Net increase (decrease)
   in net assets.........       7,403,146       2,804,989      146,276,054       2,378,511        39,948,022        18,201,484
NET ASSETS:
  Beginning of year......       1,248,201         573,195        5,814,554         234,776         2,969,021         1,797,245
                              -----------      ----------     ------------      ----------       -----------       -----------
  End of year............     $ 8,651,347      $3,378,184     $152,090,608      $2,613,287       $42,917,043       $19,998,729
                              ===========      ==========     ============      ==========       ===========       ===========

(a) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(b) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(d)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $  4,813,561         $    806,662     $  5,860,794
  Capital gains income...         --                    --               --
  Net realized gain
   (loss) on security
   transactions..........          (136,721)            (116,183)          (6,844)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (38,009,036)         (34,315,970)       4,310,586
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (33,332,196)         (33,625,491)      10,164,536
                               ------------         ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       126,484,631          119,211,134      104,655,191
  Net transfers..........       119,130,269          102,408,906      111,872,907
  Surrenders for benefit
   payments and fees.....       (10,400,331)          (4,284,030)     (12,146,727)
  Net annuity
   transactions..........           136,633               53,822           21,538
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       235,351,202          217,389,832      204,402,909
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets.........       202,019,006          183,764,341      214,567,445
NET ASSETS:
  Beginning of year......       135,702,400           47,322,282      131,730,174
                               ------------         ------------     ------------
  End of year............      $337,721,406         $231,086,623     $346,297,619
                               ============         ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                             AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (547,711)    $  (7,741,588)    $  (1,240,181)       $    176,441      $    93,180
  Capital gains income...        --                 --               --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........         (183,234)       (1,857,950)       (1,902,507)           (196,319)         (33,586)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (18,000,377)     (157,906,874)     (156,588,240)        (21,910,010)      (2,313,741)
                              ------------     -------------     -------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (18,731,322)     (167,506,412)     (159,730,928)        (21,929,888)      (2,254,147)
                              ------------     -------------     -------------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       35,520,445       239,692,409       269,308,259          42,068,331        7,203,277
  Net transfers..........       17,826,250       126,162,836       194,304,730          16,046,779        5,039,648
  Surrenders for benefit
   payments and fees.....       (5,363,032)      (26,188,376)      (34,764,080)         (5,636,482)        (989,341)
  Net annuity
   transactions..........           62,482            (2,511)          350,560             (39,017)          (1,100)
                              ------------     -------------     -------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       48,046,145       339,664,358       429,199,469          52,439,611       11,252,484
                              ------------     -------------     -------------        ------------      -----------
  Net increase (decrease)
   in net assets.........       29,314,823       172,157,946       269,468,541          30,509,723        8,998,337
NET ASSETS:
  Beginning of year......       98,639,419       499,207,047       609,296,042         113,678,186       23,354,840
                              ------------     -------------     -------------        ------------      -----------
  End of year............     $127,954,242     $ 671,364,993     $ 878,764,583        $144,187,909      $32,353,177
                              ============     =============     =============        ============      ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL
                           CAPITALIZATION FUND
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (304,134)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (148,114)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (10,085,416)
                              ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (10,537,664)
                              ------------
UNIT TRANSACTIONS:
  Purchases..............       13,741,295
  Net transfers..........        7,086,867
  Surrenders for benefit
   payments and fees.....       (2,226,223)
  Net annuity
   transactions..........          (79,076)
                              ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       18,522,863
                              ------------
  Net increase (decrease)
   in net assets.........        7,985,199
NET ASSETS:
  Beginning of year......       40,992,896
                              ------------
  End of year............     $ 48,978,095
                              ============

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                           SUB-ACCOUNT (C)  SUB-ACCOUNT (C)   SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    67,038      $   (7,434)     $   365,505
  Capital gains income...         35,810         --               --
  Net realized gain
   (loss) on security
   transactions..........         (2,514)         (2,248)        (113,024)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        905,158         (43,475)        (801,829)
                             -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,005,492         (53,157)        (549,348)
                             -----------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     16,772,564       2,235,006        3,972,030
  Net transfers..........     15,484,173         933,348       10,174,533
  Surrenders for benefit
   payments and fees.....       (253,966)        (15,134)      (1,309,302)
  Net annuity
   transactions..........       --               --                29,164
                             -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     32,002,771       3,153,220       12,866,425
                             -----------      ----------      -----------
  Net increase (decrease)
   in net assets.........     33,008,263       3,100,063       12,317,077
NET ASSETS:
  Beginning of year......       --               --            17,260,862
                             -----------      ----------      -----------
  End of year............    $33,008,263      $3,100,063      $29,577,939
                             ===========      ==========      ===========

(c)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                               FRANKLIN         FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL  STRATEGIC INCOME    TECHNOLOGY      MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT (E)
                           --------------  ----------------  ---------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (799,363)    $  (647,526)      $  (103,728)    $ (1,030,367)       $   22,695         $   (12,243)
  Capital gains income...       --              --                --              3,647,539          --                  --
  Net realized gain
   (loss) on security
   transactions..........       (304,527)         (4,863)         (238,594)        (255,762)           30,965           1,803,711
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (22,258,136)      3,296,594        (3,757,775)     (27,640,642)         (319,301)         (4,418,573)
                            ------------     -----------       -----------     ------------        ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (23,362,026)      2,644,205        (4,100,097)     (25,279,232)         (265,641)         (2,627,105)
                            ------------     -----------       -----------     ------------        ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............     28,941,099      18,464,491         4,327,676       89,894,620         2,963,712          14,160,976
  Net transfers..........     16,960,910      22,544,939         1,523,363       78,309,113         2,125,188           2,943,988
  Surrenders for benefit
   payments and fees.....     (3,027,598)     (2,478,684)         (260,864)      (7,889,320)         (329,835)         (3,034,438)
  Net annuity
   transactions..........         (1,378)         12,946              (126)         (10,249)         --                    (9,936)
                            ------------     -----------       -----------     ------------        ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     42,873,033      38,543,692         5,590,049      160,304,164         4,759,065          14,060,590
                            ------------     -----------       -----------     ------------        ----------         -----------
  Net increase (decrease)
   in net assets.........     19,511,007      41,187,897         1,489,952      135,024,932         4,493,424          11,433,485
NET ASSETS:
  Beginning of year......     62,418,525      31,504,976         7,393,967      105,436,579         5,497,501          17,642,595
                            ------------     -----------       -----------     ------------        ----------         -----------
  End of year............   $ 81,929,532     $72,692,873       $ 8,883,919     $240,461,511        $9,990,925         $29,076,080
                            ============     ===========       ===========     ============        ==========         ===========

(e) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             TEMPLETON GLOBAL     TEMPLETON GROWTH  HARTFORD MONEY
                           ASSET ALLOCATION FUND  SECURITIES FUND   MARKET HLS FUND
                              SUB-ACCOUNT (F)       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $    59,691         $   194,921      $   (196,513)
  Capital gains income...         --                    662,100             9,658
  Net realized gain
   (loss) on security
   transactions..........           (95,327)            (66,374)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (805,629)         (8,262,213)         --
                                -----------         -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (841,265)         (7,471,566)         (186,855)
                                -----------         -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............           768,973          17,594,802       197,204,129
  Net transfers..........         1,118,160          15,774,102        46,060,606
  Surrenders for benefit
   payments and fees.....          (976,145)         (1,293,110)      (81,212,239)
  Net annuity
   transactions..........            (4,361)             (8,742)           11,305
                                -----------         -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           906,627          32,067,052       162,063,801
                                -----------         -----------      ------------
  Net increase (decrease)
   in net assets.........            65,362          24,595,486       161,876,946
NET ASSETS:
  Beginning of year......        12,537,986          22,836,518       126,585,314
                                -----------         -----------      ------------
  End of year............       $12,603,348         $47,432,004      $288,462,260
                                ===========         ===========      ============

(f) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                               MFS CAPITAL        MFS EMERGING     MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES   GROWTH SERIES   EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  ---------------  -------------  -------------  -------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $   (760,462)      $   (564,563)    $  (42,828)    $ 2,011,554      $   (943,305)     $   (602,384)
  Capital gains income...         --                  --              --              --              --                  --
  Net realized gain
   (loss) on security
   transactions..........        (3,350,891)        (3,580,537)       (24,641)       (261,018)       (1,676,988)       (1,417,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (17,638,343)       (14,406,130)      (573,688)       (743,064)      (21,128,372)      (17,021,643)
                               ------------       ------------     ----------     -----------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (21,749,696)       (18,551,230)      (641,157)      1,007,472       (23,748,665)      (19,041,840)
                               ------------       ------------     ----------     -----------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............         7,867,472          3,851,741      1,043,955      17,061,789        15,757,394         9,043,282
  Net transfers..........        (4,622,901)        (3,127,013)       649,828      12,810,709         3,190,256         2,479,823
  Surrenders for benefit
   payments and fees.....        (3,002,340)        (2,528,004)      (260,573)     (2,309,814)       (3,550,108)       (4,290,214)
  Net annuity
   transactions..........         --                    (5,398)       --               (2,256)           (2,834)           (4,620)
                               ------------       ------------     ----------     -----------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           242,231         (1,808,674)     1,433,210      27,560,428        15,394,708         7,228,271
                               ------------       ------------     ----------     -----------      ------------      ------------
  Net increase (decrease)
   in net assets.........       (21,507,465)       (20,359,904)       792,053      28,567,900        (8,353,957)      (11,813,569)
NET ASSETS:
  Beginning of year......        67,742,527         53,287,289      4,482,652      28,828,010        71,226,226        80,368,728
                               ------------       ------------     ----------     -----------      ------------      ------------
  End of year............      $ 46,235,062       $ 32,927,385     $5,274,705     $57,395,910      $ 62,872,269      $ 68,555,159
                               ============       ============     ==========     ===========      ============      ============

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MFS MID CAP   MFS NEW DISCOVERY    MFS TOTAL
                           GROWTH SERIES       SERIES        RETURN SERIES
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (641,793)    $   (511,109)    $       (490)
  Capital gains income...       --              --              2,283,006
  Net realized gain
   (loss) on security
   transactions..........      (353,247)        (396,442)        (253,691)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (24,515,720)     (13,291,447)     (15,672,908)
                           ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (25,510,760)     (14,198,998)     (13,644,083)
                           ------------     ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............    18,974,954       18,151,582       94,376,439
  Net transfers..........    15,477,438        6,672,057       92,155,729
  Surrenders for benefit
   payments and fees.....    (1,955,095)      (1,789,486)     (10,403,142)
  Net annuity
   transactions..........       --                (3,593)         181,303
                           ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    32,497,297       23,030,560      176,310,329
                           ------------     ------------     ------------
  Net increase (decrease)
   in net assets.........     6,986,537        8,831,562      162,666,246
NET ASSETS:
  Beginning of year......    41,489,368       32,010,740      123,813,322
                           ------------     ------------     ------------
  End of year............  $ 48,475,905     $ 40,842,302     $286,479,568
                           ============     ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                            MERRILL LYNCH    MERRILL LYNCH                                                       PRUDENTIAL JENNISON
                            GLOBAL GROWTH   LARGE CAP GROWTH  JENNISON 20/20     PRUDENTIAL       PRUDENTIAL        INTERNATIONAL
                              V.I. FUND        V.I. FUND      FOCUS PORTFOLIO  JENNISON GROWTH  VALUE PORTFOLIO   GROWTH PORTFOLIO
                           SUB-ACCOUNT (G)  SUB-ACCOUNT (H)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ----------------  ---------------  ---------------  ---------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (4,116)       $  (12,579)       $ (5,011)        $ (11,734)       $   (175)           $  (25)
  Capital gains income...       --               --               --                --              --                --
  Net realized gain
   (loss) on security
   transactions..........       (18,363)          (32,739)         (8,340)          (17,690)         (7,622)               (4)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (87,686)         (202,603)        (78,265)         (244,060)        (46,099)             (369)
                              ---------        ----------        --------         ---------        --------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (110,165)         (247,921)        (91,616)         (273,484)        (53,896)             (398)
                              ---------        ----------        --------         ---------        --------            ------
UNIT TRANSACTIONS:
  Purchases..............       400,198           580,339          35,424           191,462         140,107           --
  Net transfers..........       (52,722)            9,813              39           (18,401)         13,834           --
  Surrenders for benefit
   payments and fees.....        (8,091)          (64,511)         (1,455)           (3,611)         (6,745)               (1)
  Net annuity
   transactions..........       --               --               --                --              --                --
                              ---------        ----------        --------         ---------        --------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       339,385           525,641          34,008           169,450         147,196                (1)
                              ---------        ----------        --------         ---------        --------            ------
  Net increase (decrease)
   in net assets.........       229,220           277,720         (57,608)         (104,034)         93,300              (399)
NET ASSETS:
  Beginning of year......       371,664           924,317         333,884           690,585         192,096             1,635
                              ---------        ----------        --------         ---------        --------            ------
  End of year............     $ 600,884        $1,202,037        $276,276         $ 586,551        $285,396            $1,236
                              =========        ==========        ========         =========        ========            ======

(g) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(h) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges--Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-74 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                            PURCHASES        PROCEEDS
                                             AT COST        FROM SALES
                                          --------------  --------------
AIM V.I. Aggressive Growth Fund.........  $   23,964,277  $    5,594,429
AIM V.I. Basic Value Fund...............     110,673,743      12,272,938
AIM V.I. Blue Chip Fund.................      29,599,139       5,421,076
AIM V.I. Capital Appreciation Fund......      37,516,694      15,978,241
AIM V.I. Dent Demographic Trends Fund...      19,543,738       2,669,120
AIM V.I. Government Securities Fund.....     212,342,557     109,483,027
AIM V.I. International Growth Fund......      47,374,216      41,778,009
AIM V.I. Mid Cap Core Equity Fund.......     140,355,589       8,167,663
AIM V.I. Premier Equity Fund............      45,979,242       3,208,996
AIM V.I. Small Cap Equity Fund..........       1,267,500          37,133
American Funds Asset Allocation Fund....     513,513,947      25,306,871
American Funds Blue Chip Income and
 Growth Fund............................     420,245,295      17,506,049
American Funds Bond Fund................     387,832,821      47,918,895
American Funds Global Growth Fund.......     114,000,531      12,749,094
American Funds Growth Fund..............     867,418,876      30,096,515
American Funds Growth-Income Fund.......     915,601,109      36,747,442
American Funds International Fund.......     165,072,368      62,397,818
American Funds New World Fund...........      28,951,525       4,898,239
American Funds Global Small
 Capitalization Fund....................      66,149,214      11,431,420
Franklin Rising Dividends Securities
 Fund...................................      83,047,472       1,187,215
Franklin Income Securities Fund.........     306,452,780       8,404,740
Franklin Large Cap Growth Securities
 Fund...................................      24,192,337       3,675,353
Franklin Real Estate Fund...............       4,529,549       7,273,886
Franklin Small Cap Fund.................     152,261,941      30,347,820
Franklin Strategic Income Fund..........     174,422,611      17,229,527
Mutual Shares Securities Fund...........     302,958,868      18,278,613
Templeton Developing Markets Securities
 Fund...................................      23,427,528       6,708,732
Templeton Foreign Securities Fund.......      83,534,135      21,829,983
Templeton Global Asset Allocation
 Fund...................................       1,429,918       2,504,960
Templeton Growth Securities Fund........     115,185,762      14,149,399
Mutual Discovery Securities Fund........      23,814,446       1,176,719
Hartford Money Market HLS Fund..........     358,875,252     406,997,929
MFS Capital Opportunities Series........      16,983,375      11,086,215
MFS Emerging Growth Series..............      20,198,491       8,882,931
MFS Global Equity Series................       7,897,881       2,136,205
MFS High Income Series..................     178,253,956      46,390,327
MFS Investors Growth Stock Series.......      41,142,196       9,207,272
MFS Investors Trust Series..............      47,766,209       9,032,077
MFS Mid Cap Growth Series...............      67,207,139       9,992,083
MFS New Discovery Series................      49,418,366       8,138,137
MFS Total Return Series.................     345,768,659      22,944,874
MFS Value Series........................      14,209,596         692,482
Merrill Lynch Global Growth V.I. Fund...         373,869         155,390
Merrill Lynch Large Cap Growth V.I.
 Fund...................................       1,537,750         364,297
Jennison 20/20 Focus Portfolio..........         102,275         108,978
Jennison Portfolio......................          75,603          83,690
Prudential Value Portfolio..............         250,772          78,119
Prudential Jennison International Growth
 Portfolio..............................           4,824           1,650
Wells Fargo Asset Allocation Fund.......       1,234,812         797,784
Wells Fargo Total Return Bond Fund......       1,329,734         362,478
Wells Fargo Equity Income Fund..........         339,268         101,252
Wells Fargo Equity Value Fund...........         133,262             774
Wells Fargo Growth Fund.................           6,914               7
Wells Fargo International Equity Fund...          86,989             103
Wells Fargo Large Company Growth Fund...         613,201           1,997
Wells Fargo Money Market Fund...........         432,990         100,737
Wells Fargo Small Cap Growth Fund.......         189,723             251
                                          --------------  --------------
                                          $6,597,092,834  $1,124,087,961
                                          ==============  ==============

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

  5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS         UNITS              NET
                                        ISSUED       REDEEMED    INCREASE (DECREASE)
                                     ------------  ------------  -------------------
AIM V.I. Aggressive Growth Fund....    25,408,006     5,431,803       19,976,203
AIM V.I. Basic Value Fund..........   114,635,567    13,681,732      100,953,835
AIM V.I. Blue Chip Fund............    32,082,829     5,868,925       26,213,904
AIM V.I. Capital Appreciation
 Fund..............................    36,863,091    15,259,019       21,604,072
AIM V.I. Dent Demographic Trends
 Fund..............................    19,020,316     2,418,590       16,601,726
AIM V.I. Government Securities
 Fund..............................   200,092,082   105,945,709       94,146,373
AIM V.I. International Growth
 Fund..............................    50,747,049    45,288,805        5,458,243
AIM V.I. Mid Cap Core Equity
 Fund..............................   130,137,751     9,348,306      120,789,445
AIM V.I. Premier Equity Fund.......    53,515,215     4,093,977       49,421,239
AIM V.I. Small Cap Equity Fund.....       120,966         3,494          117,471
American Funds Asset Allocation
 Fund..............................    55,172,676     3,707,923       51,464,753
American Funds Blue Chip Income and
 Growth Fund.......................   559,308,417    30,888,051      528,420,366
American Funds Bond Fund...........    32,732,261     4,691,951       28,040,311
American Funds Global Growth
 Fund..............................    15,355,454     1,821,674       13,533,780
American Funds Growth Fund.........   124,113,462     6,671,524      117,441,938
American Funds Growth-Income
 Fund..............................   100,761,460     6,702,777       94,058,683
American Funds International
 Fund..............................    24,561,078     9,663,474       14,897,604
American Funds New World Fund......     2,985,206       522,247        2,462,959
American Funds Global Small
 Capitalization Fund...............     8,276,926     1,474,364        6,802,562
Franklin Rising Dividends
 Securities Fund...................     7,357,935        80,590        7,277,345
Franklin Income Securities Fund....    28,754,716       911,855       27,842,861
Franklin Large Cap Growth
 Securities Fund...................     2,621,670       417,076        2,204,593
Franklin Real Estate Fund..........       300,293       532,762         (232,469)
Franklin Small Cap Fund............    24,125,570     7,874,913       16,250,657
Franklin Strategic Income Fund.....    14,507,223     1,493,418       13,013,805
Mutual Shares Securities Fund......    29,642,317     2,245,001       27,397,316
Templeton Developing Markets
 Securities Fund...................     2,591,484       745,372        1,846,113
Templeton Foreign Securities
 Fund..............................    11,303,959     3,059,277        8,244,682
Templeton Global Asset Allocation
 Fund..............................       121,583       246,575         (124,992)
Templeton Growth Securities Fund...    12,716,574     1,556,574       11,159,999
Mutual Discovery Securities Fund...     2,095,079        86,143        2,008,936
Hartford Money Market HLS Fund.....   373,725,132   414,151,406      (40,426,274)
MFS Capital Opportunities Series...     3,131,337     1,892,761        1,238,576
MFS Emerging Growth Series.........     4,257,836     1,693,930        2,563,906
MFS Global Equity Series...........       959,948       246,737          713,211
MFS High Income Series.............    17,649,856     4,735,418       12,914,439
MFS Investors Growth Stock
 Series............................     7,549,135     1,631,332        5,917,803
MFS Investors Trust Series.........     7,254,451     1,381,220        5,873,231
MFS Mid Cap Growth Series..........    14,595,213     2,344,514       12,250,699
MFS New Discovery Series...........     6,615,928     1,051,809        5,564,119
MFS Total Return Series............    34,163,797     2,867,114       31,296,684
MFS Value Series...................     1,285,662        56,233        1,229,429
Merrill Lynch Global Growth V.I.
 Fund..............................        53,451        21,256           32,195
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       203,916        45,733          158,183
Jennison 20/20 Focus Portfolio.....       134,027       133,274              753
Jennison Portfolio.................       123,030       106,662           16,368
Prudential Value Portfolio.........       337,341        97,433          239,909
Prudential Jennison International
 Growth Portfolio..................         8,480         2,209            6,271
Wells Fargo Asset Allocation
 Fund..............................     1,225,770       785,968          439,803
Wells Fargo Total Return Bond
 Fund..............................     1,209,589       329,016          880,573
Wells Fargo Equity Income Fund.....       339,883        99,044          240,839
Wells Fargo Equity Value Fund......       146,379           322          146,057
Wells Fargo Growth Fund............         7,625       --                 7,625
Wells Fargo International Equity
 Fund..............................        88,599       --                88,599
Wells Fargo Large Company Growth
 Fund..............................       638,202         1,042          637,161
Wells Fargo Money Market Fund......       441,314       101,870          339,445
Wells Fargo Small Cap Growth
 Fund..............................       199,082       --               199,082

_____________________________________ SA-76 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                         UNITS          UNITS              NET
                                         ISSUED        REDEEMED    INCREASE (DECREASE)
                                     --------------  ------------  -------------------
AIM V.I. Aggressive Growth Fund....      10,259,562       914,197        9,345,365
AIM V.I. Basic Value Fund..........      69,568,870     9,212,239       60,356,631
AIM V.I. Blue Chip Fund............      15,997,204     2,856,356       13,140,848
AIM V.I. Capital Appreciation
 Fund..............................       9,281,546       996,893        8,284,653
AIM V.I. Dent Demographic Trends
 Fund..............................       3,994,791       500,369        3,494,422
AIM V.I. Government Securities
 Fund..............................     166,502,189    31,001,448      135,500,741
AIM V.I. International Growth
 Fund..............................     276,017,759   273,363,374        2,654,385
AIM V.I. Mid Cap Core Equity
 Fund..............................      44,861,572     4,775,165       40,086,407
AIM V.I. Premier Equity Fund.......      26,733,470     3,244,627       23,488,843
American Funds Asset Allocation
 Fund..............................      30,411,746     4,986,050       25,425,696
American Funds Blue Chip Income and
 Growth Fund.......................     310,212,521    35,153,817      275,058,704
American Funds Bond Fund...........      24,807,953     5,947,723       18,860,230
American Funds Global Growth
 Fund..............................      10,595,747     4,100,966        6,494,781
American Funds Growth Fund.........      63,121,231    16,428,853       46,692,378
American Funds Growth-Income
 Fund..............................      61,405,053    14,927,502       46,477,551
American Funds International
 Fund..............................      38,619,949    31,111,077        7,508,872
American Funds New World Fund......       2,265,185     1,010,454        1,254,731
American Funds Small Capitalization
 Fund..............................       4,003,352     1,530,175        2,473,177
Franklin Income Securities Fund....       3,767,404       186,626        3,580,778
Franklin Large Cap Growth
 Securities Fund...................         383,559         8,316          375,243
Franklin Real Estate Fund..........       1,715,230       682,253        1,032,977
Franklin Small Cap Fund............       8,292,857     1,964,329        6,328,528
Franklin Strategic Income Fund.....       4,890,591     1,242,489        3,648,102
Franklin Technology Securities
 Fund..............................       2,999,793       912,953        2,086,840
Mutual Shares Securities Fund......      19,018,818     3,814,201       15,204,617
Templeton Developing Securities
 Fund..............................       2,715,050     2,092,695          622,355
Templeton Foreign Securities
 Fund..............................      26,090,101    23,887,519        2,202,582
Templeton Global Asset Allocation
 Fund..............................         471,077       375,930           95,147
Templeton Growth Securities Fund...       4,293,632       742,521        3,551,111
Hartford Money Market HLS Fund.....   1,008,349,173   856,364,777      151,984,396
MFS Capital Opportunities Series...       3,047,726     3,033,132           14,594
MFS Emerging Growth Series.........       1,838,593     2,045,860         (207,267)
MFS Global Equity Series...........         982,007       798,886          183,121
MFS High Income Series.............       6,978,572     3,963,816        3,014,756
MFS Investors Growth Stock
 Series............................       5,754,064     3,416,496        2,337,568
MFS Investors Trust Series.........       3,512,662     2,544,802          967,860
MFS Mid Cap Growth Series..........       8,945,019     2,586,247        6,358,772
MFS New Discovery Series...........       3,968,768     1,181,906        2,786,862
MFS Total Return Series............      21,779,493     4,653,138       17,126,355
Merrill Lynch Global Growth V.I.
 Fund..............................          61,230        13,449           47,781
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         105,830        38,662           67,168
Jennison 20/20 Focus Portfolio.....          65,813        35,643           30,170
Prudential Jennison Growth.........         337,366       138,142          199,224
Prudential Value Portfolio.........         267,709        73,211          194,498
Prudential Jennison International
 Growth Portfolio..................        --                   8               (8)

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

  6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AIM V.I. AGGRESSIVE GROWTH FUND
  2003  Lowest contract charges         65,082   $ 1.136318   $       73,954   0.95%      --         25.48%
        Highest contract charges       254,591     1.102688          280,735   2.39%      --         23.67%
        Remaining contract
        charges                     29,653,227      --            32,974,347   --         --         --
  2002  Lowest contract charges         39,419     0.905594           35,698   0.94%      --        (23.40)%
        Highest contract charges       156,572     0.891610          139,601   0.98%      --         (3.54)%
        Remaining contract
        charges                      9,800,706      --             8,774,509   --         --         --
  2001  Lowest contract charges          2,317     1.182176            2,739   0.22%      --         18.22%
        Highest contract charges        54,444     1.178547           64,165   0.50%      --         17.86%
        Remaining contract
        charges                        594,570      --               701,606   --         --         --
AIM V.I. BASIC VALUE FUND
  2003  Lowest contract charges      1,198,408     1.196762        1,434,209   0.95%       0.04%     32.36%
        Highest contract charges     1,617,228     1.161366        1,878,194   2.38%       0.05%     30.46%
        Remaining contract
        charges                    164,358,770      --           192,671,189   --         --         --
  2002  Lowest contract charges        790,188     0.904142          714,443   0.94%      --        (22.88)%
        Highest contract charges       458,491     0.890198          408,148   0.97%      --         (4.59)%
        Remaining contract
        charges                     64,971,888      --            58,148,792   --         --         --
  2001  Lowest contract charges         44,098     1.172426           51,701   0.25%       0.20%     17.24%
        Highest contract charges       361,829     1.168835          422,919   0.50%       0.27%     16.88%
        Remaining contract
        charges                      5,458,015      --             6,386,595   --         --         --
AIM V.I. BLUE CHIP FUND
  2003  Lowest contract charges          7,456     1.090605            8,131   0.55%      --         24.46%
        Highest contract charges       627,712     1.048719          658,294   2.38%      --         22.18%
        Remaining contract
        charges                     40,257,859      --            42,622,200   --         --         --
  2002  Lowest contract charges          7,082     0.876290            6,206   0.55%      --        (26.57)%
        Highest contract charges       180,335     0.858356          154,792   0.97%      --         (5.33)%
        Remaining contract
        charges                     14,491,706      --            12,512,304   --         --         --
  2001  Lowest contract charges         10,402     1.191965           12,399   0.23%       0.03%     19.20%
        Highest contract charges       120,620     1.188319          143,335   0.50%       0.03%     18.83%
        Remaining contract
        charges                      1,407,254      --             1,674,292   --         --         --
AIM V.I. CAPITAL APPRECIATION FUND
  2003  Lowest contract charges        341,648     1.207936          412,689   0.95%      --         28.30%
        Highest contract charges       248,132     1.172191          290,858   2.38%      --         26.45%
        Remaining contract
        charges                     30,293,982      --            35,845,030   --         --         --
  2002  Lowest contract charges        231,383     0.941523          217,852   0.94%      --        (25.07)%
        Highest contract charges        34,112     0.926994           31,622   0.98%      --         (3.98)%
        Remaining contract
        charges                      9,014,193      --             8,401,872   --         --         --
  2001  Lowest contract charges          4,894     1.256556            6,150   0.25%      --         25.66%
        Highest contract charges        29,117     1.252716           36,476   0.53%      --         25.27%
        Remaining contract
        charges                        961,025      --             1,205,575   --         --         --

_____________________________________ SA-78 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  2003  Lowest contract charges         60,057   $ 1.180177   $       70,878   0.95%      --         36.17%
        Highest contract charges       165,344     1.145247          189,360   2.40%      --         34.21%
        Remaining contract
        charges                     20,315,813      --            23,479,590   --         --         --
  2002  Lowest contract charges         52,583     0.866707           45,574   0.94%      --        (32.84)%
        Highest contract charges       153,564     0.853330          131,041   0.98%      --         (6.43)%
        Remaining contract
        charges                      3,733,337      --             3,201,569   --         --         --
  2001  Lowest contract charges          2,586     1.290558            3,337   0.25%      --         29.06%
        Highest contract charges        52,208     1.286613           67,171   0.49%      --         28.66%
        Remaining contract
        charges                        390,269      --               502,686   --         --         --
AIM V.I. GOVERNMENT SECURITIES FUND
  2003  Lowest contract charges      1,960,167     1.088130        2,132,916   0.95%       2.16%      0.11%
        Highest contract charges     2,199,782     1.055918        2,322,789   2.39%       2.92%     (1.33)%
        Remaining contract
        charges                    231,306,108      --           246,605,138   --         --         --
  2002  Lowest contract charges      1,520,766     1.086887        1,652,901   0.94%       4.54%      8.56%
        Highest contract charges       691,471     1.070119          739,956   0.98%       3.63%      3.30%
        Remaining contract
        charges                    139,107,446      --           149,697,751   --         --         --
  2001  Lowest contract charges         38,630     1.001206           38,677   0.24%       4.78%      0.12%
        Highest contract charges       216,023     0.998134          215,620   0.51%       7.91%     (0.19)%
        Remaining contract
        charges                      5,564,289      --             5,560,258   --         --         --
AIM V.I. INTERNATIONAL GROWTH FUND
  2003  Lowest contract charges         67,870     1.177149           79,893   0.94%       0.66%     27.84%
        Highest contract charges        59,552     1.142322           68,027   2.39%       0.47%     26.01%
        Remaining contract
        charges                      8,198,597      --             9,444,551   --         --         --
  2002  Lowest contract charges         17,230     0.920779           15,865   0.94%       1.10%    (16.47)%
        Highest contract charges        53,197     0.906571           48,227   1.00%       1.12%     (7.66)%
        Remaining contract
        charges                      2,797,349      --             2,549,195   --         --         --
  2001  Lowest contract charges          1,782     1.102346            1,964   0.22%       0.91%     10.24%
        Highest contract charges        20,175     1.098965           22,172   0.53%       0.70%      9.90%
        Remaining contract
        charges                        191,433      --               210,640   --         --         --
AIM V.I. MID CAP CORE EQUITY FUND
  2003  Lowest contract charges      2,083,091     1.281424        2,669,322   0.94%      --         26.11%
        Highest contract charges     1,598,816     1.243511        1,988,146   2.38%      --         24.30%
        Remaining contract
        charges                    159,772,104      --           200,501,774   --         --         --
  2002  Lowest contract charges        944,882     1.016105          960,100   0.94%      --        (11.94)%
        Highest contract charges       345,495     1.000434          345,645   0.98%      --         (1.31)%
        Remaining contract
        charges                     41,374,186      --            41,611,298   --         --         --
  2001  Lowest contract charges         12,300     1.153905           14,193   0.25%       0.27%     15.39%
        Highest contract charges       101,931     1.150372          117,259   0.50%       0.33%     15.04%
        Remaining contract
        charges                      2,463,922      --             2,837,570   --         --         --

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges        367,682   $ 1.000201   $      367,756   0.95%       0.33%     23.90%
        Highest contract charges     1,363,091     0.970604        1,323,022   2.39%       0.33%     22.12%
        Remaining contract
        charges                     72,720,183      --            71,223,500   --         --         --
  2002  Lowest contract charges        314,018     0.807282          253,501   0.94%       0.66%    (30.92)%
        Highest contract charges       629,173     0.794823          500,081   0.97%       0.99%     (5.89)%
        Remaining contract
        charges                     24,086,526      --            19,245,147   --         --         --
  2001  Lowest contract charges         10,383     1.168599           12,133   0.24%       0.24%     16.86%
        Highest contract charges       160,597     1.165014          187,097   0.48%       0.22%     16.50%
        Remaining contract
        charges                      1,369,894      --             1,598,014   --         --         --
AIM V.I. SMALL CAP EQUITY FUND
  2003  Lowest contract charges            622    10.799031            6,716   0.19%       0.01%      7.99%
        Highest contract charges        14,360    10.767619          154,621   0.45%       0.05%      7.68%
        Remaining contract
        charges                        102,491      --             1,104,648   --         --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2003  Lowest contract charges          8,998    10.939269           98,427   0.55%       2.39%     21.07%
        Highest contract charges       491,001    10.304308        5,059,430   2.39%       2.97%     18.86%
        Remaining contract
        charges                     89,897,670      --           934,005,453   --         --         --
  2002  Lowest contract charges          7,982     9.035216           72,118   0.55%       6.24%    (12.86)%
        Highest contract charges       136,236     8.669566        1,181,103   0.99%       5.54%     (4.03)%
        Remaining contract
        charges                     38,788,697      --           336,468,185   --         --         --
  2001  Lowest contract charges        671,535    10.854660        7,289,285   0.93%       3.19%     (0.44)%
        Highest contract charges       316,688    10.114163        3,203,032   1.81%       2.16%     (3.46)%
        Remaining contract
        charges                     12,518,997      --           125,210,083   --         --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2003  Lowest contract charges         35,666     0.938623           33,477   0.55%      --         30.01%
        Highest contract charges     6,852,958     0.899720        6,165,744   2.39%      --         27.63%
        Remaining contract
        charges                    846,995,529      --           771,349,895   --         --         --
  2002  Lowest contract charges         21,623     0.721964           15,611   0.54%       6.82%    (23.49)%
        Highest contract charges     1,962,836     0.704939        1,383,679   0.99%       2.57%     (6.71)%
        Remaining contract
        charges                    323,479,326      --           229,687,333   --         --         --
  2001  Lowest contract charges      1,565,419     0.941805        1,474,319   0.44%       0.99%     (5.82)%
        Highest contract charges     1,591,847     0.936725        1,491,123   0.96%       0.83%     (6.33)%
        Remaining contract
        charges                     47,247,814      --            44,356,840   --         --         --
AMERICAN FUNDS BOND FUND
  2003  Lowest contract charges          2,141    12.754482           27,313   0.55%       3.90%     12.18%
        Highest contract charges       474,929    11.965616        5,682,815   2.39%       3.74%     10.12%
        Remaining contract
        charges                     58,397,494      --           723,795,515   --         --         --
  2002  Lowest contract charges          2,633    11.369657           29,936   0.55%      --          3.48%
        Highest contract charges       107,500    10.865552        1,168,044   0.98%      --          6.62%
        Remaining contract
        charges                     30,724,120      --           345,099,638   --         --         --
  2001  Lowest contract charges        315,987    11.380863        3,596,208   0.92%       4.41%      7.12%
        Highest contract charges       470,397    10.674933        5,021,455   1.83%       3.65%      3.18%
        Remaining contract
        charges                     11,187,638      --           123,112,511   --         --         --

_____________________________________ SA-80 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003  Lowest contract charges          3,984   $ 9.490163   $       37,812   0.55%       0.49%     34.53%
        Highest contract charges       258,056     8.056988        2,079,153   2.39%       0.43%     32.07%
        Remaining contract
        charges                     30,808,949      --           291,078,416   --         --         --
  2002  Lowest contract charges          2,197     7.054145           15,498   0.54%      --        (15.11)%
        Highest contract charges        65,772     6.100532          401,246   0.98%      --          0.96%
        Remaining contract
        charges                     17,469,240      --           127,537,499   --         --         --
  2001  Lowest contract charges        500,267     9.380782        4,692,897   0.93%       0.71%    (15.03)%
        Highest contract charges       202,317     7.305593        1,478,049   1.84%       0.58%    (20.45)%
        Remaining contract
        charges                     10,339,844      --            92,468,473   --         --         --
AMERICAN FUNDS GROWTH FUND
  2003  Lowest contract charges          9,172     8.204458           75,251   0.55%       0.13%     36.06%
        Highest contract charges     1,569,124     7.107056       11,151,851   2.38%       0.15%     33.57%
        Remaining contract
        charges                    215,191,705      --         1,876,242,213   --         --         --
  2002  Lowest contract charges          5,263     6.030169           31,735   0.55%       0.05%    (24.87)%
        Highest contract charges       378,843     5.320989        2,015,818   0.98%       0.08%     (0.10)%
        Remaining contract
        charges                     98,943,957      --           669,317,440   --         --         --
  2001  Lowest contract charges      1,640,369    10.793870       17,705,934   0.93%       0.45%    (18.93)%
        Highest contract charges     1,934,824     7.200112       13,930,953   1.83%       0.42%    (24.41)%
        Remaining contract
        charges                     49,060,494      --           467,570,160   --         --         --
AMERICAN FUNDS GROWTH--INCOME FUND
  2003  Lowest contract charges         13,123    11.365643          149,154   0.55%       1.20%     31.70%
        Highest contract charges     1,124,389    10.721995       12,055,696   2.38%       1.36%     29.29%
        Remaining contract
        charges                    198,046,354      --         2,155,493,450   --         --         --
  2002  Lowest contract charges          8,695     8.629956           75,040   0.55%       2.28%    (18.79)%
        Highest contract charges       282,187     8.293041        2,340,189   0.99%       2.27%     (3.56)%
        Remaining contract
        charges                    104,834,298      --           876,349,353   --         --         --
  2001  Lowest contract charges      2,517,626    11.588474       29,175,441   0.93%       1.74%      1.59%
        Highest contract charges     1,361,993    10.381852       14,140,008   1.83%       1.50%     (3.38)%
        Remaining contract
        charges                     54,768,012      --           565,980,593   --         --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2003  Lowest contract charges          4,397     8.758771           38,515   0.55%       1.59%     34.11%
        Highest contract charges       328,812     7.405010        2,434,853   2.38%       1.99%     31.66%
        Remaining contract
        charges                     35,593,956      --           312,294,184   --         --         --
  2002  Lowest contract charges          2,406     6.530906           15,710   0.54%       5.58%    (15.31)%
        Highest contract charges        58,538     5.624453          329,242   0.99%       2.52%     (3.00)%
        Remaining contract
        charges                     20,968,615      --           143,842,957   --         --         --
  2001  Lowest contract charges        373,239     8.453967        3,155,354   0.93%       0.86%    (20.65)%
        Highest contract charges       273,741     6.751649        1,848,204   1.83%       0.80%    (24.16)%
        Remaining contract
        charges                     12,873,704      --           108,674,627   --         --         --

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS NEW WORLD FUND
  2003  Lowest contract charges          2,978   $12.432788   $       37,024   0.55%       1.88%     38.41%
        Highest contract charges        23,564    11.146365          262,655   2.39%       1.93%     35.88%
        Remaining contract
        charges                      6,166,812      --            72,567,224   --         --         --
  2002  Lowest contract charges          1,746     8.982404           15,687   0.54%      --         (6.18)%
        Highest contract charges         7,530     8.203153           61,768   0.99%      --         (0.32)%
        Remaining contract
        charges                      3,721,118      --            32,275,721   --         --         --
  2001  Lowest contract charges        127,490    10.034141        1,279,256   0.94%       0.19%     (5.10)%
        Highest contract charges        30,081     8.888964          267,385   1.84%       0.18%    (10.45)%
        Remaining contract
        charges                      2,318,090      --            21,808,199   --         --         --
AMERICAN FUNDS SMALL CAPITALIZATION FUND
  2003  Lowest contract charges        316,816    11.196332        3,547,180   0.95%       0.59%     52.08%
        Highest contract charges       105,773     8.501150          899,196   2.38%       0.51%     49.89%
        Remaining contract
        charges                     13,325,715      --           135,972,551   --         --         --
  2002  Lowest contract charges        198,360     7.362261        1,460,376   0.95%       0.71%    (19.82)%
        Highest contract charges        17,086     5.671489           96,901   0.98%      --         (5.41)%
        Remaining contract
        charges                      6,730,296      --            47,420,818   --         --         --
  2001  Lowest contract charges        138,117     9.181961        1,268,189   0.94%       0.90%    (13.68)%
        Highest contract charges       106,118     7.162167          760,034   1.82%       0.49%    (18.16)%
        Remaining contract
        charges                      4,228,330      --            38,964,673   --         --         --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2003  Lowest contract charges         58,295    12.135710          707,455   0.63%       0.12%     21.36%
        Highest contract charges        16,619    12.018369          199,732   1.60%       0.44%     20.18%
        Remaining contract
        charges                      7,202,430      --            86,861,474   --         --         --
FRANKLIN INCOME SECURITIES FUND
  2003  Lowest contract charges        176,401    12.096560        2,133,848   0.94%       4.46%     30.47%
        Highest contract charges       145,929    11.817583        1,724,527   2.38%       5.57%     28.60%
        Remaining contract
        charges                     31,101,309      --           370,332,263   --         --         --
  2002  Lowest contract charges         15,233     9.271245          141,233   0.63%       1.00%     (7.29)%
        Highest contract charges        19,877     9.189550          182,661   0.98%      --          4.80%
        Remaining contract
        charges                      3,545,666      --            32,684,369   --         --         --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2003  Lowest contract charges          5,317    10.452055           55,576   0.95%       0.79%     25.75%
        Highest contract charges        21,282    10.210816          217,310   2.39%       0.78%     23.94%
        Remaining contract
        charges                      2,553,237      --            26,271,482   --         --         --
  2002  Lowest contract charges          1,945     8.312007           16,164   0.62%      --        (16.88)%
        Highest contract charges         4,895     8.238626           40,326   0.98%      --         (4.31)%
        Remaining contract
        charges                        368,402      --             3,043,572   --         --         --

_____________________________________ SA-82 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
FRANKLIN REAL ESTATE FUND
  2003  Lowest contract charges         35,846   $19.234925   $      689,501   0.95%       2.47%     34.47%
        Highest contract charges         5,926    14.652183           86,832   2.37%       2.54%     32.53%
        Remaining contract
        charges                      2,213,016      --            35,058,059   --         --         --
  2002  Lowest contract charges         34,116    14.304701          488,024   0.95%       2.92%      1.11%
        Highest contract charges         1,330    11.055515           14,707   0.90%      --         (5.19)%
        Remaining contract
        charges                      2,451,809      --            29,075,207   --         --         --
  2001  Lowest contract charges         21,727    14.148124          307,392   0.93%       3.56%      6.86%
        Highest contract charges        50,725    11.071713          561,612   1.82%       2.88%      3.89%
        Remaining contract
        charges                      1,381,829      --            16,391,858   --         --         --
FRANKLIN SMALL CAP FUND
  2003  Lowest contract charges        178,290    10.749301        1,916,495   0.95%      --         35.95%
        Highest contract charges       478,168     6.297494        3,011,262   2.38%      --         34.00%
        Remaining contract
        charges                     32,031,046      --           262,786,535   --         --         --
  2002  Lowest contract charges        152,006     7.906886        1,201,895   0.95%       0.24%    (29.36)%
        Highest contract charges        71,148     2.413280          171,699   0.98%      --         (5.13)%
        Remaining contract
        charges                     16,213,692      --            89,439,857   --         --         --
  2001  Lowest contract charges        105,522    11.193018        1,181,107   0.94%       0.38%    (16.05)%
        Highest contract charges        41,011     4.397814          180,358   1.87%       0.00%    (41.11)%
        Remaining contract
        charges                      7,874,947      --            68,451,027   --         --         --
FRANKLIN STRATEGIC INCOME FUND
  2003  Lowest contract charges        219,517    13.859065        3,042,300   0.94%       2.51%     19.22%
        Highest contract charges       174,848    12.519934        2,189,091   2.39%       2.82%     17.50%
        Remaining contract
        charges                     19,209,229      --           248,585,991   --         --         --
  2002  Lowest contract charges         58,180    11.624901          676,336   0.95%       0.04%      4.12%
        Highest contract charges        29,719    10.654942          316,652   0.98%      --          7.84%
        Remaining contract
        charges                      6,501,895      --            71,699,885   --         --         --
  2001  Lowest contract charges         23,723    11.164587          264,858   0.93%       7.72%      3.52%
        Highest contract charges        94,388    10.361373          977,987   1.82%      10.26%     (1.15)%
        Remaining contract
        charges                      2,823,583      --            30,262,131   --         --         --
MUTUAL SHARES SECURITIES FUND
  2003  Lowest contract charges          1,366    12.270479           16,757   0.55%       1.01%     24.46%
        Highest contract charges       422,809    11.592760        4,901,518   2.39%       1.08%     22.18%
        Remaining contract
        charges                     51,450,646      --           617,781,417   --         --         --
  2002  Lowest contract charges          1,628     9.858825           16,055   0.55%       0.92%    (12.30)%
        Highest contract charges       119,782     9.488086        1,136,500   0.98%      --         (2.94)%
        Remaining contract
        charges                     24,356,092      --           239,308,956   --         --         --
  2001  Lowest contract charges        151,349    12.870679        1,947,968   0.92%       1.53%      6.03%
        Highest contract charges       455,876    10.997991        5,013,724   1.83%       1.43%     (0.09)%
        Remaining contract
        charges                      8,665,660      --            98,474,887   --         --         --

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
TEMPLETON DEVELOPING MARKET SECURITIES FUND
  2003  Lowest contract charges         28,735   $12.218910   $      351,112   0.95%       1.23%     52.29%
        Highest contract charges        16,178    12.302650          199,029   2.39%       1.31%     50.10%
        Remaining contract
        charges                      3,195,896      --            35,452,792   --         --         --
  2002  Lowest contract charges         20,156     8.023648          161,722   0.95%       1.52%     (0.91)%
        Highest contract charges         1,558     8.196406           12,773   0.98%      --         (0.79)%
        Remaining contract
        charges                      1,372,982      --             9,816,430   --         --         --
  2001  Lowest contract charges         16,135     8.097194          130,649   0.94%       1.04%     (8.95)%
        Highest contract charges         4,564     8.375416           38,229   1.84%       0.53%    (16.92)%
        Remaining contract
        charges                        751,645      --             5,328,623   --         --         --
TEMPLETON FOREIGN SECURITIES FUND
  2003  Lowest contract charges        124,710     9.642470        1,202,509   0.95%       1.62%     30.96%
        Highest contract charges       124,575     8.544872        1,064,480   2.39%       1.70%     29.08%
        Remaining contract
        charges                     12,246,457      --           107,646,951   --         --         --
  2002  Lowest contract charges            393     7.053785            2,770   0.54%       1.40%    (19.01)%
        Highest contract charges        26,897     6.619804          178,052   0.98%      --         (9.11)%
        Remaining contract
        charges                      4,223,769      --            28,895,258   --         --         --
  2001  Lowest contract charges         53,890     9.127253          491,865   0.94%       2.96%    (16.79)%
        Highest contract charges        74,344     8.309420          617,758   1.84%       2.36%    (17.30)%
        Remaining contract
        charges                      1,920,244      --            16,532,973   --         --         --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2003  Lowest contract charges         75,891    12.252158          929,831   0.95%       2.59%     30.71%
        Highest contract charges           367    11.353314            4,161   2.26%      --         28.89%
        Remaining contract
        charges                      1,219,639      --            14,004,942   --         --         --
  2002  Lowest contract charges            209     8.806348            1,844   0.56%      --         (4.91)%
        Highest contract charges        14,023     8.359016          117,216   2.05%       2.26%     (6.33)%
        Remaining contract
        charges                      1,406,658      --            12,484,288   --         --         --
  2001  Lowest contract charges         65,893     9.897515          652,177   0.94%       1.20%    (10.80)%
        Highest contract charges         6,904     8.923796           61,609   1.84%       1.20%    (11.91)%
        Remaining contract
        charges                      1,252,943      --            11,824,201   --         --         --
TEMPLETON GROWTH SECURITIES FUND
  2003  Lowest contract charges        112,053    11.697022        1,310,692   0.95%       1.58%     30.89%
        Highest contract charges        95,900    10.427189          999,965   2.39%       1.62%     29.01%
        Remaining contract
        charges                     16,723,197      --           177,479,980   --         --         --
  2002  Lowest contract charges         71,534     8.936732          639,280   0.95%       2.27%    (19.26)%
        Highest contract charges        21,499     8.082787          173,774   0.97%      --         (8.94)%
        Remaining contract
        charges                      5,678,117      --            46,618,950   --         --         --
  2001  Lowest contract charges         37,561    11.068585          415,749   0.93%       1.80%     (2.25)%
        Highest contract charges        90,513    10.136741          917,508   1.82%       1.48%     (3.86)%
        Remaining contract
        charges                      2,091,965      --            21,503,260   --         --         --
MUTUAL DISCOVERY SECURITIES FUND
  2003  Lowest contract charges          2,096    12.464859           26,124   0.63%       0.70%     24.65%
        Highest contract charges         4,506    12.344283           55,625   1.60%       0.30%     23.44%
        Remaining contract
        charges                      2,002,336      --            24,800,147   --         --         --

_____________________________________ SA-84 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges      1,099,599   $ 1.094789   $    1,203,829   0.95%       0.77%     (0.20)%
        Highest contract charges     1,686,673     1.004366        1,694,037   2.38%       0.70%     (1.64)%
        Remaining contract
        charges                    227,158,892      --           237,434,215   --         --         --
  2002  Lowest contract charges      1,744,712     1.097024        1,913,991   0.95%       1.37%      0.51%
        Highest contract charges       434,311     1.021128          443,487   0.98%       0.47%     (0.48)%
        Remaining contract
        charges                    268,192,415      --           286,104,804   --         --         --
  2001  Lowest contract charges        695,479     1.091492          759,110   0.92%       3.12%      2.89%
        Highest contract charges     2,288,157     1.028730        2,353,896   1.82%       2.47%      1.45%
        Remaining contract
        charges                    115,403,407      --           123,472,307   --         --         --
MFS CAPITAL OPPORTUNITIES SERIES
  2003  Lowest contract charges        191,756     8.215084        1,575,292   0.95%       0.23%     26.18%
        Highest contract charges        44,326     5.630022          249,554   2.39%       0.15%     24.37%
        Remaining contract
        charges                      9,290,932      --            63,566,372   --         --         --
  2002  Lowest contract charges        183,300     6.510383        1,193,356   0.95%       0.05%    (30.36)%
        Highest contract charges        13,523     4.526832           61,218   0.98%       0.00%     (4.12)%
        Remaining contract
        charges                      8,091,613      --            44,980,487   --         --         --
  2001  Lowest contract charges        171,636     9.347977        1,604,451   0.94%       0.01%    (24.21)%
        Highest contract charges       166,470     6.581620        1,095,640   1.83%       0.00%    (30.84)%
        Remaining contract
        charges                      7,935,737      --            65,042,436   --         --         --
MFS EMERGING GROWTH SERIES
  2003  Lowest contract charges        186,039     6.876662        1,279,328   0.95%      --         29.00%
        Highest contract charges       168,777     4.367772          737,179   2.38%      --         27.14%
        Remaining contract
        charges                      9,165,413      --            52,970,434   --         --         --
  2002  Lowest contract charges        195,835     5.330860        1,043,969   0.95%      --        (34.39)%
        Highest contract charges        13,055     3.435336           44,849   0.97%      --         (5.22)%
        Remaining contract
        charges                      6,747,432      --            31,838,567   --         --         --
  2001  Lowest contract charges        216,012     8.124799        1,755,057   0.94%      --        (34.12)%
        Highest contract charges        71,339     5.301677          378,216   1.84%      --        (31.30)%
        Remaining contract
        charges                      6,876,239      --            51,154,016   --         --         --
MFS GLOBAL EQUITY SERIES
  2003  Lowest contract charges         25,087    10.927292          274,129   0.95%       0.06%     26.64%
        Highest contract charges         8,027     9.126212           73,255   2.38%       0.02%     24.81%
        Remaining contract
        charges                      1,349,232      --            13,210,548   --         --         --
  2002  Lowest contract charges         28,865     8.628994          249,080   0.95%       0.39%    (12.73)%
        Highest contract charges           552     7.311908            4,035   0.98%       0.73%     (1.62)%
        Remaining contract
        charges                        639,716      --             5,021,590   --         --         --
  2001  Lowest contract charges         30,790     9.887155          304,423   0.93%       0.34%    (10.80)%
        Highest contract charges         8,325     8.483277           70,624   1.85%       0.38%    (11.55)%
        Remaining contract
        charges                        446,897      --             4,107,606   --         --         --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
MFS HIGH INCOME SERIES
  2003  Lowest contract charges            661   $12.177952   $        8,053   0.55%       3.87%     17.31%
        Highest contract charges       147,107    10.791577        1,587,517   2.38%       2.97%     15.16%
        Remaining contract
        charges                     18,874,552      --           205,009,747   --         --         --
  2002  Lowest contract charges            601    10.380940            6,238   0.55%       8.00%      2.00%
        Highest contract charges        14,628     9.370791          137,079   0.97%      --          4.07%
        Remaining contract
        charges                      6,092,651      --            57,252,593   --         --         --
  2001  Lowest contract charges         96,471     9.586514          924,818   0.93%       6.14%      1.11%
        Highest contract charges       221,905     9.339433        2,072,467   1.81%       1.59%     (5.68)%
        Remaining contract
        charges                      2,774,748      --            25,830,725   --         --         --
MFS INVESTORS GROWTH STOCK SERIES
  2003  Lowest contract charges        222,636     7.621247        1,696,765   0.95%      --         21.86%
        Highest contract charges        76,918     5.514903          424,197   2.39%      --         20.11%
        Remaining contract
        charges                     16,911,344      --           110,485,936   --         --         --
  2002  Lowest contract charges        213,363     6.254070        1,334,386   0.95%      --        (28.22)%
        Highest contract charges        20,644     4.591619           94,791   0.98%      --         (6.05)%
        Remaining contract
        charges                     11,059,085      --            61,443,092   --         --         --
  2001  Lowest contract charges        200,649     8.712830        1,748,218   0.93%       0.10%    (24.86)%
        Highest contract charges       157,303     6.477239        1,018,890   1.83%       0.05%    (26.91)%
        Remaining contract
        charges                      8,597,570      --            68,459,118   --         --         --
MFS INVESTORS TRUST SERIES
  2003  Lowest contract charges          1,854     7.940149           14,722   0.70%       0.65%     21.30%
        Highest contract charges        62,425     7.359018          459,389   2.38%       0.40%     19.25%
        Remaining contract
        charges                     16,642,168      --           125,681,276   --         --         --
  2002  Lowest contract charges          1,697     6.546115           11,110   0.70%       0.55%    (21.52)%
        Highest contract charges        10,791     6.170923           66,588   0.99%      --         (4.00)%
        Remaining contract
        charges                     10,820,727      --            68,477,461   --         --         --
  2001  Lowest contract charges        369,708     9.173237        3,391,420   0.93%       0.45%    (16.75)%
        Highest contract charges       172,773     7.981347        1,378,962   1.84%       0.14%    (16.81)%
        Remaining contract
        charges                      9,322,874      --            75,598,347   --         --         --
MFS MID CAP GROWTH SERIES
  2003  Lowest contract charges          1,484     5.397197            8,009   0.55%      --         36.28%
        Highest contract charges       371,854     5.529101        2,056,021   2.38%      --         33.78%
        Remaining contract
        charges                     24,049,972      --           129,067,190   --         --         --
  2002  Lowest contract charges          1,641     3.960422            6,497   0.54%      --        (43.51)%
        Highest contract charges        49,808     4.132855          205,848   0.98%      --         (3.57)%
        Remaining contract
        charges                     12,121,163      --            48,263,560   --         --         --
  2001  Lowest contract charges         64,603     6.973714          450,521   0.93%       0.04%    (18.34)%
        Highest contract charges       233,560     7.438139        1,737,250   1.83%       0.02%    (25.31)%
        Remaining contract
        charges                      5,515,676      --            39,301,598   --         --         --

_____________________________________ SA-86 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
MFS NEW DISCOVERY SERIES
  2003  Lowest contract charges          1,133   $ 8.817375   $        9,993   0.55%      --         32.98%
        Highest contract charges       146,875     7.438770        1,092,568   2.39%      --         30.55%
        Remaining contract
        charges                     10,923,964      --           100,400,321   --         --         --
  2002  Lowest contract charges            396     6.609567            2,619   0.67%      --        (32.11)%
        Highest contract charges        53,338     5.698015          303,919   0.99%      --         (3.95)%
        Remaining contract
        charges                      5,454,119      --            40,535,764   --         --         --
  2001  Lowest contract charges         39,518    14.108957          557,555   0.94%      --         (5.93)%
        Highest contract charges        67,688     8.519743          576,684   1.83%      --        (13.28)%
        Remaining contract
        charges                      2,613,784      --            30,876,500   --         --         --
MFS TOTAL RETURN SERIES
  2003  Lowest contract charges          4,316    11.286721           48,715   0.55%       1.83%     15.69%
        Highest contract charges       327,395    10.861973        3,556,151   2.39%       1.48%     13.57%
        Remaining contract
        charges                     59,585,533      --           678,191,401   --         --         --
  2002  Lowest contract charges          2,586     9.756450           25,234   0.55%       0.82%     (5.69)%
        Highest contract charges       107,462     9.564512        1,027,824   0.98%       0.00%      0.05%
        Remaining contract
        charges                     28,510,511      --           285,426,510   --         --         --
  2001  Lowest contract charges        332,913    11.807401        3,930,837   0.93%       1.48%     (0.70)%
        Highest contract charges       421,648    10.309892        4,347,143   1.83%       0.61%     (1.22)%
        Remaining contract
        charges                     10,739,642      --           115,535,342   --         --         --
MFS VALUE SERIES
  2003  Lowest contract charges         11,228    12.275213          137,822   0.63%      --         22.75%
        Highest contract charges        12,764    12.156508          155,161   1.61%      --         21.57%
        Remaining contract
        charges                      1,205,439      --            14,701,082   --         --         --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2003  Lowest contract charges         27,635     7.455626          206,034   1.40%       1.07%     31.70%
        Highest contract charges           854     9.378222            8,009   2.39%       1.20%     30.39%
        Remaining contract
        charges                         98,302      --               877,122   --         --         --
  2002  Lowest contract charges         29,934     5.660962          169,457   1.40%       0.11%    (28.74)%
        Highest contract charges           769     7.199720            5,534   0.86%       1.48%     (6.73)%
        Remaining contract
        charges                         63,891      --               425,892   --         --         --
  2001  Lowest contract charges         38,021     7.944369          302,053   1.38%       1.13%    (24.11)%
        Highest contract charges         1,323     7.904003           10,456   1.55%       2.60%    (22.54)%
        Remaining contract
        charges                          7,470      --                59,155   --         --         --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2003  Lowest contract charges         58,799     8.219869          483,316   1.40%       0.62%     32.88%
        Highest contract charges         9,107     9.917343           90,313   2.39%       0.73%     31.56%
        Remaining contract
        charges                        270,478      --             2,507,255   --         --         --
  2002  Lowest contract charges         50,569     6.186138          312,825   1.40%      --        (24.46)%
        Highest contract charges         2,386     7.538539           17,986   0.95%      --         (5.52)%
        Remaining contract
        charges                        127,244      --               871,225   --         --         --
  2001  Lowest contract charges         66,563     8.189183          545,098   1.38%       0.02%    (10.59)%
        Highest contract charges         5,050     8.147579           41,148   1.53%      --        (13.30)%
        Remaining contract
        charges                         41,416      --               338,070   --         --         --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
JENNISON 20/20 FOCUS PORTFOLIO
  2003  Lowest contract charges        275,927   $ 0.937825   $      258,772   1.70%      --         26.63%
        Highest contract charges        40,566     0.927249           37,615   2.19%      --         26.00%
        Remaining contract
        charges                         57,663      --                53,710   --         --         --
  2002  Lowest contract charges        286,352     0.740618          212,077   1.70%      --        (23.89)%
        Highest contract charges         8,411     0.735934            6,190   0.91%      --         (3.15)%
        Remaining contract
        charges                         78,641      --                58,010   --         --         --
  2001  Lowest contract charges        295,106     0.973022          287,144   1.38%       0.19%     (2.70)%
        Highest contract charges        10,160     0.970175            9,857   1.67%       0.18%     (2.98)%
        Remaining contract
        charges                         37,969      --                36,882   --         --         --
JENNISON PORTFOLIO
  2003  Lowest contract charges        133,812     0.771563          103,244   1.70%      --         27.43%
        Highest contract charges        34,808     0.761765           26,516   2.24%      --         26.73%
        Remaining contract
        charges                        819,733      --               628,580   --         --         --
  2002  Lowest contract charges        138,325     0.605502           83,756   1.71%      --        (32.33)%
        Highest contract charges         8,152     0.601114            4,900   0.79%      --         (7.63)%
        Remaining contract
        charges                        825,507      --               497,894   --         --         --
  2001  Lowest contract charges        215,138     0.894763          192,497   1.37%      --        (10.52)%
        Highest contract charges        12,339     0.892140           11,008   1.67%      --        (10.79)%
        Remaining contract
        charges                        545,282      --               487,079   --         --         --
PRUDENTIAL VALUE PORTFOLIO
  2003  Lowest contract charges        184,611     0.900515          166,245   1.70%       1.04%     25.48%
        Highest contract charges       193,769     0.890789          172,607   2.19%       1.27%     24.86%
        Remaining contract
        charges                        260,387      --               232,508   --         --         --
  2002  Lowest contract charges        187,292     0.717644          134,409   1.70%       1.05%    (23.66)%
        Highest contract charges       100,210     0.713454           71,495   0.90%       2.95%     (3.71)%
        Remaining contract
        charges                        111,357      --                79,491   --         --         --
  2001  Lowest contract charges        190,185     0.940053          178,784   1.11%       0.73%     (6.00)%
        Highest contract charges        14,174     0.939107           13,311   1.16%       0.92%     (6.09)%
        Remaining contract
        charges                        --           --              --         --         --         --
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2003  Lowest contract charges          8,480     0.758357            6,431   2.03%      --         36.32%
        Highest contract charges       --           --              --         --         --         --
        Remaining contract
        charges                        --           --              --         --         --         --
  2002  Lowest contract charges          2,209     0.559573            1,236   1.71%      --        (24.14)%
        Highest contract charges       --           --              --         --         --         --
        Remaining contract
        charges                        --           --              --         --         --         --
  2001  Lowest contract charges          2,216     0.737615            1,635   1.09%      --        (26.24)%
        Highest contract charges       --           --              --         --         --         --
        Remaining contract
        charges                        --           --              --         --         --         --
WELLS FARGO ASSET ALLOCATION FUND
  2003  Lowest contract charges         34,431     1.067708           36,763   0.52%       0.64%     11.20%
        Highest contract charges         6,843     1.052236            7,201   0.91%       0.87%     10.77%
        Remaining contract
        charges                        398,528      --               421,330   --         --         --

_____________________________________ SA-88 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
WELLS FARGO TOTAL RETURN BOND FUND
  2003  Lowest contract charges         47,933   $ 1.111298   $       53,267   0.63%       1.16%      2.64%
        Highest contract charges       308,509     1.101736          339,895   0.90%       1.22%      2.38%
        Remaining contract
        charges                        524,132      --               578,941   --         --         --
WELLS FARGO EQUITY INCOME FUND
  2003  Lowest contract charges          3,571     1.047810            3,741   0.51%       0.48%     11.70%
        Highest contract charges        78,150     1.038773           81,180   0.89%       1.00%     11.41%
        Remaining contract
        charges                        159,119      --               165,712   --         --         --
WELLS FARGO EQUITY VALUE FUND
  2003  Lowest contract charges         31,340     0.971940           30,461   0.77%       1.00%     11.81%
        Highest contract charges       114,717     0.969458          111,213   0.88%       1.10%     11.68%
        Remaining contract
        charges                        --           --              --         --         --         --
WELLS FARGO GROWTH FUND
  2003  Lowest contract charges          2,308     0.945828            2,183   0.56%      --         10.77%
        Highest contract charges         5,317     0.937667            4,986   0.77%      --         10.49%
        Remaining contract
        charges                        --           --              --         --         --         --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges          2,520     1.033934            2,605   0.67%      --         20.36%
        Highest contract charges        16,662     1.025020           17,079   0.87%      --         20.05%
        Remaining contract
        charges                         69,417      --                71,338   --         --         --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2003  Lowest contract charges         20,126     0.991033           19,945   0.65%      --          9.25%
        Highest contract charges       134,488     0.982513          132,136   0.88%      --          8.97%
        Remaining contract
        charges                        482,547      --               475,326   --         --         --
WELLS FARGO MONEY MARKET FUND
  2003  Lowest contract charges        339,445     0.978814          332,253   0.76%       0.14%     (0.65)%
        Highest contract charges       --           --              --         --         --         --
        Remaining contract
        charges                        --           --              --         --         --         --
WELLS FARGO SMALL CAP GROWTH FUND
  2003  Lowest contract charges         19,545     0.981616           19,186   0.62%      --         20.05%
        Highest contract charges        43,499     0.973154           42,331   0.88%      --         19.74%
        Remaining contract
        charges                        136,039      --               132,731   --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-90 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.